  As filed with the Securities and Exchange Commission on April 21, 1998

                                                     Registration No. 33-25990
                                                                      811-3214
-------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                             Washington, DC 20549

                                   FORM N-4
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Post-Effective Amendment No. 15

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 27
                       (Check appropriate box or boxes.)

                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
                  -------------------------------------------
                          (Exact Name of Registrant)

                    LINCOLN NATIONAL LIFE INSURANCE COMPANY
                  -------------------------------------------
                              (Name of Depositor)

                           1300 South Clinton Street
                           Fort Wayne, Indiana 46802
                  -------------------------------------------
        (Address of Depositor's Principal Executive Offices) (Zip Code)
       Depositor's Telephone Number, including Area Code: (219)455-2000


                             Jack D. Hunter, Esq.
                             200 East Berry Street
                           Fort Wayne, Indiana 46802
                          Telephone No. (219)455-2000
                  -------------------------------------------
                    (Name and Address of Agent for Service)

        Copies of all communications to Freedman, Levy, Kroll & Simonds
                   1050 Connecticut Avenue, N.W., Suite 825
                               Washington, D.C.
                        Attention: Gary O. Cohen, Esq.

              Approximate Date of Public Offering:  Continuous
                                                    ----------


  It is proposed that this filing will become effective:

  ----- immediately upon filing pursuant to paragraph (b) of Rule 485
    X   on 5/1/98 pursuant to paragraph (b) of Rule 485
  -----
  ----- 60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
  -----


                     Title of Securities Being Registered:
                Units of Interest Under Variable Annuity Contracts

                                   ACCOUNT C
              CROSS REFERENCE SHEET TO ITEMS REQUIRED BY FORM N-4

N-4 ITEM                CAPTION IN PROSPECTUS (PART A)
--------                ------------------------------
1.                      Cover Page

2.                      Special Terms

3.(a)                   Expense Table
  (b)                   Not Applicable
  (c)                   Not Applicable
  (d)                   For Your Information

4.(a)                   Condensed Financial Information
  (b)                   Condensed Financial Information
  (c)                   Financial Statements

5.(a)                   Cover Page; Lincoln National Life
                          Insurance Company
  (b)                   Cover Page; Variable Annuity Account;
                          Investments of the Variable Annuity
                          Account
  (c)                   Investments of the Variable Account
  (d)                   Cover Page
  (e)                   Voting Rights
  (f)                   Not Applicable

6.(a)                   For Your Information; Charges and
                          Other Deductions
  (b)                   Charges and Other Deductions
  (c)                   Charges and Other Deductions
  (d)                   Charges and Other Deductions
  (e)                   Charges and Other Deductions
  (f)                   Charges and Other Deductions

7.(a)                   The Contracts; Investments of the Variable
                          Account; Annuity Payments; Voting Rights;
                          Return Privilege
  (b)                   Investments of the Variable Account;
                          The Contracts; Cover Page
  (c)                   The Contracts
  (d)                   The Contracts

              CROSS REFERENCE SHEET TO ITEMS REQUIRED BY FORM N-4

N-4 ITEM                CAPTION IN PROSPECTUS (PART A)
--------                ------------------------------
1.                      Cover Page
8. (a)                  Annuity Payments
   (b)                  Annuity Payments
   (c)                  Annuity Payments
   (d)                  Annuity Payments
   (e)                  Cover Page; Annuity Payments
   (f)                  The Contracts; Annuity Payments

9. (a)                  The Contracts; Annuity Payments
   (b)                  The Contracts; Annuity Payments

10.(a)                  The Contracts; Cover Page; Charges
                          and Other Deductions
   (b)                  The Contracts; Investments of the
                          Variable Account
   (c)                  The Contracts
   (d)                  Distribution of the Contracts

11.(a)                  The Contracts
   (b)                  Restrictions Under the Texas
                        Optional Retirement Program
   (c)                  The Contracts
   (d)                  The Contracts
   (e)                  Return Privilege

12.(a)                  Federal Tax Status
   (b)                  Cover Page; Federal Tax Status
   (c)                  Federal Tax Status

13.

14.                     Table of Contents to the Statement
                          of Additional Information (SAI)
                          for Lincoln National Variable
                          Annuity Account C

              CROSS REFERENCE SHEET TO ITEMS REQUIRED BY FORM N-4


                        CAPTION IN STATEMENT OF ADDITIONAL
                        ----------------------------------
N-4 ITEM                INFORMATION (PART B)
--------                --------------------
15.                     Cover Page for Part B

16.                     Cover Page for Part B

17.(a)                  Not Applicable
   (b)                  Not Applicable
   (c)                  General Information and History
                        of Lincoln National Life
                        Insurance Co. (Lincoln Life)

18.(a)                  Not Applicable
   (b)                  Not Applicable
   (c)                  Services
   (d)                  Not Applicable
   (e)                  Not Applicable
   (f)                  Services

19.(a)                  Purchase of Securities Being
                        Offered
   (b)                  Not Applicable

20.(a)                  Underwriters
   (b)                  Underwriters
   (c)                  Underwriters
   (d)                  Underwriters

21.                     Calculation of Performance Data

22.                     Annuity Payouts

23.(a)                  Financial Statements -- Lincoln
                          National Variable Annuity
                          Account C

   (b)                  Statutory-basis Financial Statements --
                          Lincoln National Life
                          Insurance Co. (Lincoln Life)


                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
                               TABLE OF CONTENTS


        POST-EFFECTIVE AMENDMENT NO. 15 UNDER THE SECURITIES ACT OF 1933
                                      AND


           AMENDMENT NO. 27 UNDER THE INVESTMENT COMPANY ACT OF 1940
                                  ON FORM N-4


Cover Page

Table of Contents

Cross Reference Sheets

Prospectus (Part A)

Statement of Additional Information

Other Information (Part C)

SIGNATURES

Exhibit Index

LINCOLN LIFE -Registered Trademark-




MULTI FUND -Registered Trademark-
PROSPECTUSES

Variable Annuity Account C,
and the underlying funds

May 1, 1998

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
INDIVIDUAL VARIABLE ANNUITY CONTRACTS

ISSUED BY:
Lincoln National Life Insurance Co.
1300 South Clinton Street
Fort Wayne, Ind. 46801

This Prospectus describes individual VARIABLE ANNUITY CONTRACTS issued by Lincoln National Life Insurance Co. (LINCOLN LIFE). They are for use with the following retirement plans qualified for special tax treatment (qualified CONTRACTS) under the Internal Revenue Code of 1986, as amended (the CODE):

1.  Public school systems and 501(c)(3) tax-exempt organizations (403(b));

2. Qualified corporate employee pension and profit-sharing trusts and qualified annuity plans;

3.  Corresponding plans of self-employed individuals (H.R. 10 or Keogh);

4.  Individual retirement annuities (IRA);


5.  Government deferred compensation plans (457);



6.  Simplified employee pension plans (SEP);



7.  Roth IRA; and



8. SIMPLE IRA (consult your representative as to the availability of this CONTRACT for SIMPLE IRAs).


The CONTRACTS described in this Prospectus are also offered to plans established by persons who are not entitled to participate in one of the previously mentioned plans (nonqualified CONTRACTS).

This Prospectus offers you, as CONTRACTOWNER, CONTRACTS of the following types:

1.  SINGLE PREMIUM DEFERRED ANNUITY;

2.  FLEXIBLE PREMIUM DEFERRED ANNUITY (Multi Fund-Registered Trademark- 2, 3 AND
    4); AND

3.  PERIODIC PREMIUM DEFERRED ANNUITY (Multi Fund-Registered Trademark- 1).

The CONTRACTS offer you the accumulation of CONTRACT VALUE and payment of periodic annuity benefits. These benefits may be paid on a variable or fixed basis or a combination of both. Benefits start at an ANNUITY COMMENCEMENT DATE which you select. If the ANNUITANT dies before the ANNUITY COMMENCEMENT DATE, a DEATH BENEFIT will be paid to the BENEFICIARY.

The minimum initial PURCHASE PAYMENT for each of the three types of CONTRACT is:


1. SINGLE PREMIUM DEFERRED CONTRACT: $1,000 for Roth IRAs, IRAs and SEPs; $3,000 for all others;



2. FLEXIBLE PREMIUM DEFERRED CONTRACT: $1,000 for Roth IRAs, IRAs and SEPs; $3,000 for all others (subsequent PURCHASE PAYMENTS: minimum $100); and


3. PERIODIC PREMIUM DEFERRED CONTRACT: $600 per CONTRACT YEAR (minimum $25 per PURCHASE PAYMENT).

All investments (PURCHASE PAYMENTS) for benefits on a variable basis will be placed in Lincoln National Variable Annuity Account C (VARIABLE ANNUITY ACCOUNT [VAA]). The VAA is a segregated investment account of LINCOLN LIFE, which is the Depositor. Based upon your instructions, the VAA invests PURCHASE PAYMENTS (at net asset value) in specified mutual funds (the FUND or FUNDS and SERIES). Both the value of a CONTRACT before the ANNUITY COMMENCEMENT DATE and the amount of payouts afterward will depend upon the investment performance of the FUND(S) or SERIES selected. Investments in these FUNDS and SERIES are neither insured nor guaranteed by the U.S. Government or by any other person or entity.


PURCHASE PAYMENTS for benefits on a fixed basis will be placed in the fixed side of the CONTRACT, which is part of our general account. However, this Prospectus deals only with those elements of the CONTRACTS relating to the VAA, except where reference to the fixed side is made. Special limits apply to withdrawals and transfers from the fixed side of the CONTRACT.



We may not offer a CONTRACT continuously or in every state. The Multi Fund-Registered Trademark- 4 CONTRACT and the ENHANCED GUARANTEED MINIMUM DEATH BENEFIT available in most states.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


This Prospectus details the information regarding the VAA that you should know before investing. This Prospectus is printed in a booklet that also includes a current Prospectus for each of the following FUNDS: Lincoln National Aggressive Growth Fund, Inc., Lincoln National Bond Fund, Inc., Lincoln National Capital Appreciation Fund, Inc., Lincoln National Equity-Income Fund, Inc., Lincoln National Global Asset Allocation Fund, Inc., Lincoln National Growth and Income Fund, Inc., Lincoln National International Fund, Inc., Lincoln National Managed Fund, Inc., Lincoln National Money Market Fund, Inc., Lincoln National Social Awareness Fund, Inc., and Lincoln National Special Opportunities Fund, Inc. and a current Prospectus for the Delaware Group Premium Fund, Inc., which contains information regarding the Decatur Total Return Series, Global Bond Series and the Trend Series. All Prospectuses should be read carefully and kept for future reference.



A STATEMENT OF ADDITIONAL INFORMATION (SAI), dated May 1, 1998, concerning the VAA has been filed with the SEC and is incorporated by this reference into this Prospectus. If you would like a free copy, write, Lincoln National Life Insurance Co., P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). A table of contents for the SAI appears on the last page of this Prospectus.



This Prospectus is dated May 1, 1998.

FOR YOUR INFORMATION:

If you surrender your CONTRACT or withdraw CONTRACT VALUE, a SURRENDER CHARGE of up to 8% may be deducted. The amount of the SURRENDER CHARGE depends on the type of CONTRACT and its duration. However, no SURRENDER CHARGE is assessed when ANNUITY PAYOUTS begin or at the ANNUITANT'S DEATH. See charges and other deductions.


Also, you may be subject to a penalty tax under
Section 72 (q) of the CODE (see federal tax status) should you withdraw CONTRACT VALUE or surrender the CONTRACT before the ANNUITY COMMENCEMENT DATE.


These CONTRACTS contain a free-look provision. See Return Privilege.

TABLE OF CONTENTS

                                                  PAGE
----------------------------------------------------------
Special Terms                                           3
----------------------------------------------------------
Expense Tables                                          5
----------------------------------------------------------
Condensed financial information for the VAA             8
----------------------------------------------------------
Financial statements                                   10
----------------------------------------------------------
Lincoln National Life Insurance Co.                    10
----------------------------------------------------------
Variable annuity account (VAA)                         10
----------------------------------------------------------
Investments of the variable annuity account            11
----------------------------------------------------------
Charges and other deductions                           13
----------------------------------------------------------
The contracts                                          15
----------------------------------------------------------
Annuity payouts                                        19
----------------------------------------------------------

                                                  PAGE
----------------------------------------------------------
Federal tax status                                     20
----------------------------------------------------------
Voting rights                                          22
----------------------------------------------------------
Distribution of the contracts                          23
----------------------------------------------------------
Return privilege                                       23
----------------------------------------------------------
State regulation                                       23
----------------------------------------------------------
Restrictions under the Texas Optional
Retirement Program                                     23
----------------------------------------------------------
Records and reports                                    23
----------------------------------------------------------
Other information                                      24
----------------------------------------------------------
Statement of additional information
table of contents for VAA                              25
----------------------------------------------------------

SPECIAL TERMS

(Throughout this Prospectus, in order to make the following documents more understandable to you, we have italicized the special terms.)

ACCOUNT OR VARIABLE ANNUITY ACCOUNT (VAA) -- The segregated investment account, Account C, into which LINCOLN LIFE sets aside and invests the assets for the VARIABLE ANNUITY CONTRACTS offered in this Prospectus.

ACCUMULATION UNIT -- A measure used to calculate CONTRACT VALUE for the variable side of the CONTRACT before the ANNUITY COMMENCEMENT DATE. See The contracts.

ADVISOR OR INVESTMENT ADVISOR -- Lincoln Investment Management, Inc. (LINCOLN INVESTMENT), which provides investment management services to each of the FUNDS. See Investment advisor.

ANNUITANT -- The person upon whose life the ANNUITY benefit payments made after the ANNUITY COMMENCEMENT DATE will be based.

ANNUITY COMMENCEMENT DATE -- The VALUATION DATE when the FUNDS or SERIES are withdrawn or converted into ANNUITY UNITS or fixed dollar payout for payment of ANNUITY BENEFITS under the ANNUITY PAYOUT OPTION selected. For purposes of determining whether an event occurs before or after the ANNUITY COMMENCEMENT DATE, the ANNUITY COMMENCEMENT DATE is deemed to begin at the VALUATION PERIOD.

ANNUITY OPTION -- One of the optional forms of payout of the annuity available within the CONTRACT. See Annuity payouts.

ANNUITY PAYOUT -- An amount paid after the ANNUITY COMMENCEMENT DATE at regular intervals under one of several options available to the ANNUITANT and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

ANNUITY UNIT -- A measure used to calculate the amount of ANNUITY PAYOUTS after the ANNUITY COMMENCEMENT DATE. See Annuity payouts.

BENEFICIARY -- The person whom you designate to receive the DEATH BENEFIT, if any, in case of the ANNUITANT'S death.

CASH SURRENDER VALUE -- Upon SURRENDER, the CONTRACT VALUE less any applicable charges, fees, and taxes.

CODE -- The Internal Revenue Code of 1986, as amended.

CONTRACT (VARIABLE ANNUITY CONTRACT) -- The agreement between you and us providing a variable annuity.


CONTRACTOWNER (you, your, owner) -- The person who has the ability to exercise the rights within the CONTRACT (decides on investment allocations, transfers, payout options; designates the BENEFICIARY, etc.). Usually, but not always, the owner is also the ANNUITANT.


CONTRACT VALUE -- At a given time, the total value of all ACCUMULATION UNITS for a CONTRACT plus the value of the fixed side of the CONTRACT.

CONTRACT YEAR -- Each one-year period starting with the effective date of the CONTRACT and starting with each CONTRACT anniversary after that.

DEATH BENEFIT -- The amount payable to your designated BENEFICIARY if the ANNUITANT dies before the ANNUITY COMMENCEMENT DATE. See The contracts.

ENHANCED GUARANTEED MINIMUM DEATH BENEFIT (EGMDB) -- The EGMDB is the greater of: (1) the CONTRACT VALUE at the end of the VALUATION PERIOD when the death claim is approved for payment by LINCOLN LIFE or (2) the higher of:

a. the CONTRACT VALUE at the end of the VALUATION PERIOD when the EGMDB becomes effective and;

b. the highest CONTRACT value at the end of the VALUATION PERIOD that includes any CONTRACT anniversary date up to and including age 75 following election of the EGMDB;

increased by PURCHASE PAYMENTS and decreased by any WITHDRAWALS, annuitizations, and premium taxes incurred after the CONTRACT anniversary or EGMDB effective date the highest CONTRACT VALUE occurred. See The contracts.


DELAWARE MANAGEMENT -- Delaware Management Company, Inc.


FLEXIBLE PREMIUM DEFERRED CONTRACT (Multi Fund-Registered Trademark- 2, 3, AND
4) -- An annuity CONTRACT with an initial PURCHASE PAYMENT, allowing additional PURCHASE PAYMENTS to be made, and with ANNUITY PAYOUTS beginning at a future date.

FUND -- Any of the eleven individual Lincoln National underlying investment options in which your PURCHASE PAYMENTS are invested.

HOME OFFICE -- The headquarters of Lincoln National Life Insurance Co., located at 1300 South Clinton Street, Fort Wayne, Indiana 46802.

LINCOLN INVESTMENT -- Lincoln Investment Management, Inc.

LINCOLN LIFE (we, us, our) -- Lincoln National Life Insurance Co.

LUMP SUM -- A one-time PURCHASE PAYMENT of $5,000 or more ($1,000 for IRAs and
SEPs) made to a PERIODIC PREMIUM DEFERRED CONTRACT.

PERIODIC PREMIUM DEFERRED CONTRACT (Multi Fund-Registered Trademark- 1) -- An annuity CONTRACT with PURCHASE PAYMENTS due periodically and with ANNUITY PAYOUTS beginning at a future date.

PURCHASE PAYMENTS -- Amounts paid into the contract to purchase an annuity.

QUALIFIED PLAN -- A retirement plan qualified for special tax treatment under the Code, as amended, including Sections 401, 403, 408 and 457.

SERIES -- Any of the three underlying portfolios of the Delaware Group Premium Fund, Inc., in which your PURCHASE PAYMENTS are invested.

SINGLE PREMIUM DEFERRED CONTRACT -- An annuity CONTRACT with a single PURCHASE PAYMENT and with ANNUITY PAYOUTS beginning at a future date.

STATEMENT OF ADDITIONAL INFORMATION (SAI) -- A document required by the SEC to be provided upon request to a prospective purchaser of a CONTRACT, you. This free document gives more information about LINCOLN LIFE, the VAA, and the VARIABLE ANNUITY CONTRACT.

SUBACCOUNT -- That portion of the VAA that reflects investments in ACCUMULATION and ANNUITY UNITs of a particular FUND and SERIES. There is a separate SUBACCOUNT which corresponds to each FUND.

SURRENDER -- A CONTRACT right that allows you to terminate your CONTRACT and receive your CASH SURRENDER VALUE. See The contracts.

SURRENDER CHARGE -- The term that refers to what is known in the industry as a contingent deferred sales charge. See Charges and other deductions.

VALUATION DATE -- Each day the New York Stock Exchange (NYSE) is open for trading.

VALUATION PERIOD -- The period starting at the close of trading (currently 4:00 p.m. New York time) on each day that the NYSE is open for trading and ending at the close of such trading on the next VALUATION DATE.

WITHDRAWAL -- A CONTRACT right that allows you to obtain a portion of your CASH SURRENDER VALUE.

EXPENSE TABLES

CONTRACTOWNER TRANSACTION EXPENSES -- SINGLE PREMIUM AND PERIODIC PREMIUM DEFERRED CONTRACTS:

SURRENDER CHARGE (as a percentage of CONTRACT VALUE surrendered/withdrawn):  7% (SINGLE PREMIUM)
                                                                             8% (PERIODIC PREMIUM)

(Note: Upon the first WITHDRAWAL of CONTRACT VALUE in any CONTRACT YEAR, up to 15% of CONTRACT VALUE may be withdrawn free of this charge.)

REDUCED SURRENDER CHARGES OVER TIME:

The SURRENDER CHARGE percentages listed above are the maximum percentages charged as a percentage of CONTRACT VALUE withdrawn. The later a SURRENDER/WITHDRAWAL occurs, the lower the SURRENDER CHARGE percentage applied, according to the following table:

CONTRACT TYPE     CONTRACT YEAR
------------------------------------------------------------------------------------------------------------------------------
                          1          2          3          4          5          6          7          8          9         10
Single premium            7%         6          5          4          3          2          1          0          0          0
Periodic premium          8%         8          8          8          8          4          4          4          4          4
------------------------------------------------------------------------------------------------------------------------------

CONTRACT TYPE
----------------
                  11+
Single premium    0
Periodic premium  0
----------------

CONTRACTOWNER TRANSACTION EXPENSES -- FLEXIBLE PREMIUM DEFERRED CONTRACT:

    SURRENDER CHARGE (as a percentage of PURCHASE PAYMENTS surrendered/withdrawn)    7% (FLEXIBLE PREMIUM)

(Note: Upon the first WITHDRAWAL of PURCHASE PAYMENTS in any CONTRACT YEAR, up to 15% of those PURCHASE PAYMENTS may be withdrawn free of this charge.)

REDUCED SURRENDER CHARGE OVER TIME:

The SURRENDER CHARGE percentage listed above is the maximum percentage charged as a percentage of PURCHASE PAYMENTS withdrawn. This charge is calculated separately for each CONTRACT YEAR'S PURCHASE PAYMENTS. The later a SURRENDER/WITHDRAWAL occurs, the lower the SURRENDER CHARGE percentage applied, according to the following table:

                  COMPLETED
                  CONTRACT
                  YEARS
                  BETWEEN
                  DATE OF
                  PURCHASE
                  PAYMENTS
                  AND DATE
                  OF
CONTRACT TYPE     SURRENDER/WITHDRAWAL
----------------------------------------------------------------------------------------------------------------------------------
                          0          1          2          3          4          5          6  7+
Flexible premium          7%         6          5          4          3          2          1  0
----------------------------------------------------------------------------------------------------------------------------------

ANNUAL CONTRACT FEE:

$-0-(SINGLE PREMIUM AND FLEXIBLE PREMIUM Multi Fund-Registered Trademark- 3 AND
4)

$25 (PERIODIC AND FLEXIBLE PREMIUM Multi Fund-Registered Trademark- 2) This fee is a single charge assessed against CONTRACT VALUE on the last VALUATION DATE of each CONTRACT YEAR and upon full SURRENDER; it is NOT a separate charge for each SUBACCOUNT.

VAA ANNUAL EXPENSES

(as a percentage of average account value for each SUBACCOUNT)*:

                                             CONTRACTS WITH       CONTRACTS WITHOUT
                                                  EGMDB                 EGMDB
Mortality and expense risk fees            1.00               % 1.00                  %

EGMDB charge                                .30                           --
                                           ---                  ---
  Total Account C annual expenses          1.30               % 1.00                  %

*The VAA is divided into 14 separately-named SUBACCOUNTs, each of which, in turn, invests PURCHASE PAYMENTS in its respective FUND or SERIES.

ANNUAL EXPENSES OF THE FUNDS and SERIES for the year ended 1997


(as a percentage of each FUND'S and SERIES' average net assets):


                                             MANAGEMENT        OTHER           TOTAL
                                             FEES          +   EXPENSES    =   EXPENSES
---------------------------------------------------------------------------------------
 1. Aggressive Growth (AG)                   .73%              .08%            .81%
---------------------------------------------------------------------------------------
 2. Bond (B)                                 .46               .07             .53
---------------------------------------------------------------------------------------
 3. Capital Appreciation (CA)*               .75*              .09             .84
---------------------------------------------------------------------------------------
 4. Equity-Income (EI)*                      .75*              .07             .82
---------------------------------------------------------------------------------------
 5. Global Asset Allocation (GAA)            .72               .17             .89
---------------------------------------------------------------------------------------
 6. Growth and Income (GI)                   .32               .03             .35
---------------------------------------------------------------------------------------
 7. International (I)                        .79               .14             .93
---------------------------------------------------------------------------------------
 8. Managed (M)                              .37               .05             .42
---------------------------------------------------------------------------------------
 9. Money Market (MM)                        .48               .11             .59
---------------------------------------------------------------------------------------
10. Social Awareness (SA)                    .36               .05             .41
---------------------------------------------------------------------------------------
11. Special Opportunities (SO)               .37               .05             .42
---------------------------------------------------------------------------------------
12. Trend Series (TS)**                      .67**             .13             .80
---------------------------------------------------------------------------------------
13. Decatur Total Return Series (DTRS)**     .60**             .11             .71
---------------------------------------------------------------------------------------
14. Global Bond Series (GBS)**               .47**             .33             .80
---------------------------------------------------------------------------------------



 *The management fee for the Capital Appreciation Fund has been decreased from .80% to .75% effective May 1, 1998, and for the Equity-Income Fund it has been decreased from .95% to .75% effective January 1, 1998 and the expense information in this table has been restated to reflect current fees.


**The investment advisors for the series currently voluntarily waive the management fee to the extent necessary to maintain the series total expense ratio at a maximum of .80%. The management fee and total expense, absent the waiver, would have been .75% and .88% for TS and .75% and 1.08% for GBS. Should they cease to waive those amounts in the future, these management fee percentages and total expenses may be higher in future years.


EXAMPLES

(reflecting expenses of the VAA, the FUNDS and SERIES):

If you SURRENDER your CONTRACT at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

            1 YEAR                                             3 YEARS
                     FLEXIBLE      FLEXIBLE                             FLEXIBLE      FLEXIBLE
                     MULTI         MULTI                                MULTI         MULTI
                     FUND          FUND                                 FUND          FUND
                     -REGISTERED   -REGISTERED                          -REGISTERED   -REGISTERED
                     TRADEMARK-    TRADEMARK-                           TRADEMARK-    TRADEMARK- 3
            SINGLE   2             3 & 4         PERIODIC      SINGLE   2             & 4           PERIODIC
------------------------------------------------------------------------------------------------------------
 1.  AG      $91         $88           $88          $101        $112       $107          $107         $145
------------------------------------------------------------------------------------------------------------
 2.  B        88          86            86            98         104         98            98          137
------------------------------------------------------------------------------------------------------------
 3.  CA       91          89            89           102         114        109           109          147
------------------------------------------------------------------------------------------------------------
 4.  EI       93          91            91           103         118        113           113          151
------------------------------------------------------------------------------------------------------------
 5.  GAA      91          89            89           102         114        109           109          147
------------------------------------------------------------------------------------------------------------
 6.  GI       86          84            84            97          98         93            93          132
------------------------------------------------------------------------------------------------------------
 7.  I        92          90            90           102         115        111           111          148
------------------------------------------------------------------------------------------------------------
 8.  M        87          84            84            97         101         95            95          134
------------------------------------------------------------------------------------------------------------
 9.  MM       89          86            86            99         106        100           100          139
------------------------------------------------------------------------------------------------------------
10.  SA       87          84            84            97         100         95            95          133
------------------------------------------------------------------------------------------------------------
11.  SO       87          84            84            97         101         95            95          134
------------------------------------------------------------------------------------------------------------
12.  TS       91          88            88           101         112        107           107          144
------------------------------------------------------------------------------------------------------------
13.  DTRS     90          87            87           100         109        104           104          142
------------------------------------------------------------------------------------------------------------
14.  GBS      91          88            88           101         112        107           107          144
------------------------------------------------------------------------------------------------------------

     5 YEARS                                         10 YEARS
              FLEXIBLE      FLEXIBLE                          FLEXIBLE      FLEXIBLE
              MULTI         MULTI                             MULTI         MULTI
              FUND          FUND                              FUND          FUND
              -REGISTERED   -REGISTERED                       -REGISTERED   -REGISTERED
              TRADEMARK-    TRADEMARK-                        TRADEMARK-    TRADEMARK-
     SINGLE   2             3 & 4         PERIODIC   SINGLE   2             3 & 4         PERIODIC
---  ---------------------------------------------------------------------------------------------
 1.   $133       $128          $128         $191      $213       $212          $213         $267
---  ---------------------------------------------------------------------------------------------
 2.    119        113           114          178       183        182           183          238
---  ---------------------------------------------------------------------------------------------
 3.    137        132           132          195       221        221           221          221
---  ---------------------------------------------------------------------------------------------
 4.    144        139           139          201       235        234           235          288
---  ---------------------------------------------------------------------------------------------
 5.    137        132           132          195       221        221           221          275
---  ---------------------------------------------------------------------------------------------
 6.    110        104           104          169       163        162           163          219
---  ---------------------------------------------------------------------------------------------
 7.    139        134           134          197       226        225           226          279
---  ---------------------------------------------------------------------------------------------
 8.    114        108           108          173       170        170           170          226
---  ---------------------------------------------------------------------------------------------
 9.    122        117           117          181       189        189           189          244
---  ---------------------------------------------------------------------------------------------
10.    113        107           107          172       169        169           169          225
---  ---------------------------------------------------------------------------------------------
11.    114        108           108          173       170        170           170          226
---  ---------------------------------------------------------------------------------------------
12.    133        127           128          191       212        211           212          266
---  ---------------------------------------------------------------------------------------------
13.    128        123           123          187       202        202           202          257
---  ---------------------------------------------------------------------------------------------
14.    133        127           128          191       212        211           212          266
---  ---------------------------------------------------------------------------------------------

If you do not surrender your CONTRACT, (whether SINGLE, FLEXIBLE or PERIODIC), or if you annuitize, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:


           1 YEAR        3 YEARS                5 YEARS                    10 YEARS
           SINGLE,       SINGLE,                     PERIODIC,                   PERIODIC,
           FLEXIBLE,     FLEXIBLE,     SINGLE,       FLEXIBLE      SINGLE,       FLEXIBLE
           PERIODIC      PERIODIC      FLEXIBLE      MULTI         FLEXIBLE      MULTI
           MULTI         MULTI         MULTI FUND    FUND          MULTI FUND    FUND
           FUND          FUND          -REGISTERED   -REGISTERED   -REGISTERED   -REGISTERED
           -REGISTERED   -REGISTERED   TRADEMARK-    TRADEMARK-    TRADEMARK-    TRADEMARK-
           TRADEMARK-    TRADEMARK-    3 AND 4       2             3 AND 4       2
--------------------------------------------------------------------------------------------
 1.  AG        $18           $57          $ 98          $ 98          $213       $212
--------------------------------------------------------------------------------------------
 2.  B          16            48            84            83           183       182
--------------------------------------------------------------------------------------------
 3.  CA         19            59           102           102           221       221
--------------------------------------------------------------------------------------------
 4.  EI         21            63           109           109           235       234
--------------------------------------------------------------------------------------------
 5.  GAA        19            59           102           102           221       221
--------------------------------------------------------------------------------------------
 6.  GI         14            43            74            74           163       162
--------------------------------------------------------------------------------------------
 7.  I          20            61           104           104           226       225
--------------------------------------------------------------------------------------------
 8.  M          14            45            78            78           170       170
--------------------------------------------------------------------------------------------
 9.  MM         16            50            87            87           189       189
--------------------------------------------------------------------------------------------
10.  SA         14            45            77            77           169       169
--------------------------------------------------------------------------------------------
11.  SO         14            45            78            78           170       170
--------------------------------------------------------------------------------------------
12.  TS         18            57            98            97           212       211
--------------------------------------------------------------------------------------------
13.  DTRS       17            54            93            93           202       202
--------------------------------------------------------------------------------------------
14.  GBS        18            57            98            97           212       211
--------------------------------------------------------------------------------------------



This table is provided to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The table reflects expenses of the VAA, the 11 FUNDS and the three SERIES for the year ended December 31, 1997, although the expenses have been restated to reflect current fees for Capital Appreciation and Equity-Income. For more complete descriptions of the various costs and expenses involved, see Charges and other deductions in this Prospectus, and Management of the FUNDS in the Appendix to the FUNDS' Prospectuses and the Prospectus for Delaware Group Premium Fund, Inc. Premium taxes may also be applicable, although they do not appear in the table. In addition, we reserve the right to impose a charge on transfers between SUBACCOUNTS as well as to and from the fixed account, although we do not currently do so. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. This table is unaudited.


These examples reflect expenses assuming that the EGMDB is NOT in effect. If the EGMDB is in effect, these examples will be higher.

CONDENSED FINANCIAL INFORMATION FOR THE
VAA

ACCUMULATION UNIT VALUES


The following information relating to ACCUMULATION UNIT values (not including the GMDB charge) and number of ACCUMULATION UNITS for each of the 10 years in the period ended December 31, 1997 comes from the VAA'S financial statements. It should be read in conjunction with the VAA'S financial statements and notes which are all included in the SAI.


                                     1997        1996       1995       1994        1993       1992       1991       1990
---------------------------------------------------------------------------------------------------------
Aggressive Growth subaccount
Accumulation unit value
- Beginning of period              $   1.384      1.196        .896      1.000      1.000*
- End of period                    $   1.687      1.384       1.196       .896      1.000*  trading began in 1994.
Number of accumulation units
- End of period (000's omitted)      199,221    172,630     114,518     67,547        110
---------------------------------------------------------------------------------------------------------
Bond subaccount
Accumulation unit value
- Beginning of period              $   4.283      4.228       3.585      3.780      3.398       3.181      2.737      2.591
- End of period                    $   4.632      4.283       4.228      3.585      3.780       3.398      3.181      2.737
Number of accumulation units
- End of period (000's omitted)       60,078     62,709      62,644     57,900     62,765      52,842     46,830     40,983
---------------------------------------------------------------------------------------------------------
Capital Appreciation subaccount
Accumulation unit value
- Beginning of period              $   1.520      1.294       1.017      1.000      1.000 *
- End of period                    $   1.884      1.520       1.294      1.017      1.000 * trading began in 1994.
Number of accumulation units
- End of period (000's omitted)      234,328    174,073      98,067     52,125        110
---------------------------------------------------------------------------------------------------------
Equity-Income subaccount
Accumulation unit value
- Beginning of period              $   1.663      1.391       1.046      1.000      1.000 *
- End of period                    $   2.150      1.663       1.391      1.046      1.000 * trading began in 1994.
Number of accumulation units
- End of period (000's omitted)      371,051    275,632     171,817     75,383        110
---------------------------------------------------------------------------------------------------------
Global Asset Allocation
  subaccount
Accumulation unit value
- Beginning of period              $   2.302      2.013       1.642      1.689      1.453       1.378      1.174      1.175
- End of period                    $   2.720      2.302       2.013      1.642      1.689       1.453      1.378      1.174
Number of accumulation units
- End of period (000's omitted)      159,590    140,242     126,558    122,061     92,778      67,873     57,199     50,149
---------------------------------------------------------------------------------------------------------
Growth and Income subaccount
Accumulation unit value
- Beginning of period              $   7.453      6.292       4.593      4.579      4.084       4.050      3.125      3.126
- End of period                    $   9.650      7.453       6.292      4.593      4.579       4.084      4.050      3.125
Number of accumulation units
- End of period (000's omitted)      357,850    332,885     291,063    253,621    226,072     188,659    144,515    114,974
---------------------------------------------------------------------------------------------------------

                                     1989       1988
---------------------------------
Aggressive Growth subaccount
Accumulation unit value
- Beginning of period
- End of period
Number of accumulation units
- End of period (000's omitted)
---------------------------------
Bond subaccount
Accumulation unit value
- Beginning of period                  2.312      2.162
- End of period                        2.591      2.312
Number of accumulation units
- End of period (000's omitted)       37,671     28,146
---------------------------------
Capital Appreciation subaccount
Accumulation unit value
- Beginning of period
- End of period
Number of accumulation units
- End of period (000's omitted)
---------------------------------
Equity-Income subaccount
Accumulation unit value
- Beginning of period
- End of period
Number of accumulation units
- End of period (000's omitted)
---------------------------------
Global Asset Allocation
  subaccount
Accumulation unit value
- Beginning of period                  1.005       .914
- End of period                        1.175      1.005
Number of accumulation units
- End of period (000's omitted)       39,835     27,750
---------------------------------
Growth and Income subaccount
Accumulation unit value
- Beginning of period                  2.611      2.436
- End of period                        3.126      2.611
Number of accumulation units
- End of period (000's omitted)       96,161     81,066
---------------------------------


* These values do not reflect a full year's experience because they are calculated for the period from the beginning of investment activity of the subaccounts, through December 31.

                                     1997        1996       1995       1994        1993       1992       1991       1990
---------------------------------------------------------------------------------------------------------
International subaccount
Accumulation unit value
- Beginning of period              $   1.488      1.368       1.271      1.243       .901        .990     1.000*
                                                                                                                  trading
                                                                                                                  began in
- End of period                    $   1.562      1.488       1.368      1.271      1.243        .901      .990*  1991.
Number of accumulation units
- End of period (000's omitted)      294,705    294,570     261,509    248,639    129,551      50,718     21,088
---------------------------------------------------------------------------------------------------------
Managed subaccount
Accumulation unit value
- Beginning of period              $   3.913      3.515       2.747      2.827      2.558       2.492      2.065      2.015
- End of period                    $   4.714      3.913       3.515      2.747      2.827       2.558      2.492      2.065
Number of accumulation units
- End of period (000's omitted)      179,210    178,496     172,789    167,184    162,485     139,606    115,929    104,011
---------------------------------------------------------------------------------------------------------
Money Market subaccount
Accumulation unit value
- Beginning of period              $   2.324      2.235       2.137      2.079      2.044       1.996      1.907      1.783
- End of period                    $   2.419      2.324       2.235      2.137      2.079       2.044      1.996      1.907
Number of accumulation units
- End of Period (000's omitted)       36,107     40,057      35,136     37,106     39,763      46,993     77,812     57,377
---------------------------------------------------------------------------------------------------------
Social Awareness subaccount
Accumulation unit value
- Beginning of period              $   3.638      2.843       2.005      2.021      1.796       1.750      1.285      1.357
- End of period                    $   4.950      3.638       2.843      2.005      2.021       1.796      1.750      1.285

Number of accumulation units
- End of period (000's omitted)      251,168    175,970     106,204     83,069     69,006      50,838     30,735     19,486
---------------------------------------------------------------------------------------------------------
Special Opportunities subaccount
Accumulation unit value
- Beginning of period              $   6.505      5.618       4.303      4.392      3.740       3.519      2.481      2.710
- End of period                    $   8.249      6.505       5.618      4.303      4.392       3.740      3.519      2.481
Number of accumulation units
- End of period (000's omitted)      101,475     97,744      88,993     73,673     62,314      51,056     37,798     33,837
---------------------------------------------------------------------------------------------------------
Trend subaccount
Accumulation unit value
- Beginning of period              $   0.991      1.000 *
- End of period                    $   1.191      0.991 * trading began in 1996
Number of accumulation units
- End of period (000's omitted)       46,558     23,508
---------------------------------------------------------------------------------------------------------
Decatur Total Return subaccount
Accumulation unit value
- Beginning of period                  1.126      1.000 *
- End of period                        1.461      1.126 * trading began in 1996
Number of accumulation units
- End of period (000's omitted)       64,052     12,220
---------------------------------------------------------------------------------------------------------
Global Bond subaccount
Accumulation unit value
- Beginning of period              $   1.111      1.000 *
- End of period                    $   1.109      1.111 * trading began in 1996
Number of accumulation units
- End of period (000's omitted)       11,177      7,613
---------------------------------------------------------------------------------------------------------

                                     1989       1988
---------------------------------
International subaccount
Accumulation unit value
- Beginning of period

- End of period
Number of accumulation units
- End of period (000's omitted)
---------------------------------
Managed subaccount
Accumulation unit value
- Beginning of period                  1.737      1.609
- End of period                        2.015      1.737
Number of accumulation units
- End of period (000's omitted)       95,285     84,586
---------------------------------
Money Market subaccount
Accumulation unit value
- Beginning of period                  1.651      1.553
- End of period                        1.783      1.651
Number of accumulation units
- End of Period (000's omitted)       53,287     37,890
---------------------------------
Social Awareness subaccount
Accumulation unit value
- Beginning of period                  1.042     1.000*
- End of period                        1.357     1.042*
                                              trading
                                              began in
                                              1988
Number of accumulation units
- End of period (000's omitted)        7,127      1,984
---------------------------------
Special Opportunities subaccount
Accumulation unit value
- Beginning of period                  2.054      1.997
- End of period                        2.710      2.054
Number of accumulation units
- End of period (000's omitted)       27,789     31,068
---------------------------------
Trend subaccount
Accumulation unit value
- Beginning of period
- End of period
Number of accumulation units
- End of period (000's omitted)
---------------------------------
Decatur Total Return subaccount
Accumulation unit value
- Beginning of period
- End of period
Number of accumulation units
- End of period (000's omitted)
---------------------------------
Global Bond subaccount
Accumulation unit value
- Beginning of period
- End of period
Number of accumulation units
- End of period (000's omitted)
---------------------------------


* These values do not reflect a full year's experience because they are calculated for the period from the beginning of investment activity of the subaccounts, through December 31.
ADDITIONAL INFORMATION FOR THE MONEY MARKET SUBACCOUNT:


Seven-day yield: 4.37%; Length of base period-7 days; Date of last day of base period: December 31, 1997.

PERFORMANCE DATA:

At times the VAA may advertise the Money Market SUBACCOUNT's yield. The yield refers to the income generated by an investment in the SUBACCOUNT over a seven-day period. This income is then annualized. The process of annualizing results when the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. THE YIELD FIGURE IS BASED ON HISTORICAL EARNINGS AND IS NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

The VAA advertises the annual performance of the SUBACCOUNTs for the FUNDS and SERIES on both a standardized and nonstandardized basis.

The standardized calculation measures average annual total return. This is based on a hypothetical $1,000 payment made at the beginning of a one-year, a five-year, and a 10-year period. This calculation reflects all fees and charges that are or could be imposed on all CONTRACTOWNER accounts.

The nonstandardized calculation compares changes in ACCUMULATION UNIT values from the beginning of the most recently completed calendar year to the end of that year. It may also compare changes in ACCUMULATION UNIT values over shorter or longer time periods. This calculation reflects mortality and expense risk fees. It also reflects management fees and other expenses of the FUND. It does not include SURRENDER CHARGEs or the account charge; if included, they would decrease the performance.

For additional information about performance calculations, please refer to the SAI.

FINANCIAL STATEMENTS


The financial statements of the VAA and the statutory-basis financial statements and schedule of LINCOLN LIFE are located in the SAI. You may obtain a free copy by writing Lincoln National Life Insurance Co., P.O. Box 2340, Fort Wayne, Indiana 46801 or calling 1-800-4LINCOLN (454-6265).


LINCOLN NATIONAL LIFE INSURANCE CO.


LINCOLN LIFE was founded in 1905 and is organized under Indiana law. We are one of the largest stock life insurance companies in the United States. We are the issuer of the variable annuity contracts. The obligations set forth in the contracts, other than those of the contract holder or participant are our obligations. We also serve as the principal underwriter for the CONTRACTS. We are owned by Lincoln National Corp. (LNC) which is also organized under Indiana law. LNC's primary businesses are insurance and financial services.


VARIABLE ANNUITY ACCOUNT (VAA)

On June 3, 1981, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The SEC does not supervise the VAA or LINCOLN LIFE. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity CONTRACTS, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of LINCOLN LIFE. The VAA satisfies the definition of separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the FUNDS and SERIES. YOU ASSUME THE FULL INVESTMENT RISK FOR ALL AMOUNTS PLACED IN THE VAA.


FIXED SIDE OF THE CONTRACT



PURCHASE PAYMENTS allocated to the fixed side of the CONTRACT become part of LINCOLN LIFE'S general account, and DO NOT participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the CONTRACTS are distributed.



IN RELIANCE ON CERTAIN EXEMPTIONS, EXCLUSIONS AND RULES, LINCOLN LIFE HAS NOT REGISTERED INTERESTS IN THE GENERAL ACCOUNT AS A SECURITY UNDER THE SECURITIES ACT OF 1933 AND HAS NOT REGISTERED THE GENERAL ACCOUNT AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. ACCORDINGLY, NEITHER THE GENERAL ACCOUNT NOR ANY INTERESTS THEREIN ARE SUBJECT TO REGULATION UNDER THE 1933 ACT OR THE 1940 ACT. LINCOLN LIFE HAS BEEN ADVISED THAT THE STAFF OF THE SEC HAS NOT MADE A REVIEW OF THE DISCLOSURES WHICH ARE INCLUDED IN THIS PROSPECTUS WHICH RELATE TO OUR GENERAL ACCOUNT AND TO THE FIXED ACCOUNT UNDER THE CONTRACT. THESE DISCLOSURES, HOWEVER, MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES. THIS PROSPECTUS IS GENERALLY INTENDED TO SERVE AS A DISCLOSURE DOCUMENT ONLY FOR ASPECTS OF THE CONTRACT INVOLVING THE VAA, AND THEREFORE CONTAINS ONLY SELECTED INFORMATION REGARDING THE FIXED SIDE OF THE CONTRACT. COMPLETE DETAILS REGARDING THE FIXED SIDE OF THE CONTRACT ARE IN THE CONTRACT.



PURCHASE PAYMENTS allocated to the fixed side of the CONTRACT are guaranteed to be credited with a minimum interest rate, specified in the CONTRACT, of at least 3.0%. A

PURCHASE PAYMENT allocated to the fixed side of the CONTRACT is credited with interest beginning on the next calendar day following the date of receipt if all data is complete. LINCOLN LIFE may vary the way in which it credits interest to the fixed side of the CONTRACT from time to time.


ANY INTEREST IN EXCESS OF 3.0% WILL BE DECLARED IN ADVANCE IN LINCOLN LIFE'S SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF 3.0% WILL BE DECLARED.

INVESTMENTS OF THE VARIABLE ANNUITY ACCOUNT

You decide the SUBACCOUNT(S) to which you allocate PURCHASE PAYMENTS. There is a separate SUBACCOUNT which corresponds to each FUND and SERIES. You may change your allocations without penalty or charges. Shares of the FUNDS and SERIES will be sold at net asset value (See the Appendix to the FUNDS' Prospectuses for an explanation of net asset value) to the VAA in order to fund the CONTRACTS. The FUNDS and SERIES are required to redeem their shares at net asset value upon our request. We reserve the right to add, delete or substitute FUNDS and SERIES.

INVESTMENT ADVISOR

LINCOLN INVESTMENT (owned by LNC) is the ADVISOR for each of the FUNDS and is primarily responsible for the investment decisions affecting the FUNDS. The services it provides are explained in the Prospectuses of the FUNDS. Under an advisory agreement with each FUND, LINCOLN INVESTMENT provides portfolio management and investment advice to that FUND, subject to the supervision of the FUND'S Board of Directors.

Additionally, LINCOLN INVESTMENT currently has six sub-advisory agreements in which the sub-advisor may perform some or substantially all of the investment advisory services required by those respective FUNDS.

No additional compensation from the assets of those FUNDS will be assessed as a result of the sub-advisory agreements.

Following is a chart that shows the FUND names and the six sub-advisors under LINCOLN INVESTMENT (the ADVISOR):

SUB-ADVISOR            FUND
---------------------------------------------------
Delaware
  International
  Advisors, Ltd.       International

---------------------------------------------------
Fidelity Management
  Trust Co.            Equity-Income
---------------------------------------------------
Janus Capital Corp.    Capital Appreciation
---------------------------------------------------
Lynch & Mayer, Inc.    Aggressive Growth
---------------------------------------------------
Putnam Investment
  Management, Inc.     Global Asset Allocation
---------------------------------------------------
Vantage Investment
  Advisors             Growth and Income; Managed
                       (for stock portfolio);
                       Social Awareness; and
                       Special Opportunities
---------------------------------------------------


The Bond and Money Market FUNDS do not have sub-advisors.


DELAWARE MANAGEMENT, an indirect subsidiary of LNC, is the advisor for the TREND SERIES AND DECATUR TOTAL RETURN SERIES and is primarily responsible for the investment decisions affecting these SERIES. Delaware International Advisers Ltd. (Delaware International), an affiliate of DELAWARE MANAGEMENT, furnishes investment management services to the Global Bond SERIES.



Additional information about DELAWARE MANAGEMENT and Delaware International may be found in the Delaware Group Premium Fund, Inc. Prospectus enclosed in this booklet under Management of the Fund.


FUNDS/SERIES

Following are brief summaries of the investment objectives and policies of the FUNDS. The year in which each FUND started trading is in parentheses. There is more detailed information in the current Prospectuses for the FUNDS, which are included in this booklet.

All of the FUNDS with the exception of the Special Opportunities Fund are diversified, open-end management investment companies. Diversified means not owning too great a percentage of the securities of any one company. An open-end company is one which, in this case, permits LINCOLN LIFE to sell its shares back to the FUND or SERIES when you make a WITHDRAWAL, surrender the CONTRACT or transfer from one FUND to another. Management investment company is the legal term for a mutual fund. The Special Opportunities Fund is open-end, but is non-diversified. Non-diversified means the FUND may own a larger percentage of the securities of particular companies than will a diversified company. These definitions are very general. The precise legal definitions for these terms are contained in the 1940 Act. PLEASE BE ADVISED THAT THERE IS NO ASSURANCE THAT ANY OF THE FUNDS OR SERIES WILL ACHIEVE ITS STATED OBJECTIVES.

FUNDS

  1. Aggressive Growth Fund (1994) -- The investment objective is to maximize capital appreciation. The FUND invests in stocks of smaller, lesser-known companies which have a chance to grow significantly in a short time.

  2. Bond Fund (1981) -- The investment objective is maximum current income consistent with prudent investment strategy. The FUND invests primarily in medium-and long-term corporate and government bonds.

  3. Capital Appreciation Fund (1994) -- The investment objective is long-term growth of capital in a manner consistent with preservation of capital. The FUND primarily buys stocks in a large number of companies of all sizes if the companies are competing well and if their products or services are in high demand. It may also buy some money market securities and bonds, including junk (high-risk) bonds.

  4. Equity-Income Fund (1994) -- The investment objective is to achieve reasonable income by investing primarily in income-producing equity securities. The FUND invests mostly in high-income stocks and some high-yielding bonds (including junk bonds).

  5. Global Asset Allocation Fund (1987) -- The investment objective is long-term total return consistent with preservation of capital. The FUND allocates its assets among several categories of equity and fixed-income securities, both of U.S. and foreign issuers.

  6. Growth and Income Fund (1981) -- The investment objective is long-term capital appreciation. The FUND buys stocks of established companies.

  7. International Fund (1991) -- The investment objective is long-term capital appreciation. The FUND trades in securities issued outside the United States--mostly stocks, with an occasional bond or money market security.

  8. Managed Fund (1983) -- The investment objective is maximum long-term total return (capital gains plus income) consistent with prudent investment strategy. The FUND invests in a mix of stocks, bonds, and money market securities, as determined by an investment committee.

  9. Money Market Fund (1981) -- The investment objective is maximum current income consistent with the preservation of capital. The FUND invests in short-term obligations issued by U.S. corporations; the U.S. Government; and federally-chartered banks and U.S. branches of foreign banks.

  10. Social Awareness Fund (1988) -- The investment objective is long-term capital appreciation. The FUND buys stocks of established companies which adhere to certain specific social criteria.

  11. Special Opportunities Fund (1981) -- The investment objective is maximum capital appreciation. The FUND primarily invests in mid-size companies whose stocks have significant growth potential. Current income is a secondary consideration.

SERIES

Following are brief summaries of the investment objectives and policies of the three SERIES being offered by Delaware Group Premium Fund, Inc. More detailed information may be obtained from the current prospectus for those SERIES, which is included in this booklet. PLEASE BE ADVISED THAT THERE IS NO ASSURANCE THAT ANY OF THE SERIES WILL ACHIEVE ITS STATED OBJECTIVES.


  1. Decatur Total Return Series -- seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. Decatur Total Returns invests, but not exclusively, in common stocks and income-producing securities convertible into common stocks, consistent with the SERIES' objective.



  2. Trend Series -- seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the market place and to have fundamental characteristics to support growth. Income is not an objective.



  3. Global Bond Series -- seeks current income consistent with preservation of principal by investing primarily in fixed income securities that may also provide the potential for capital appreciation. This SERIES is a global fund. As such, at least 65% of the SERIES' assets will be invested in fixed income securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States.


Shares of the FUNDS and SERIES are sold to LINCOLN LIFE for investment of the assets of the VAA and of Lincoln Life Flexible Premium Variable Life Account K, for variable life insurance contracts. Shares of some, but not all, of the FUNDS are also sold to LINCOLN LIFE for investment of the assets of Lincoln Life Flexible Premium Variable Life Accounts D and G, also to fund variable life insurance contracts. In addition, shares of the Delaware Group Premium Fund, Inc. are sold to separate accounts of life insurance companies other than LINCOLN LIFE. See Other information. Shares of the FUNDS and SERIES are not sold directly to the general public.

We will purchase shares of the FUNDS and SERIES at net asset value and direct them to the appropriate SUBACCOUNTs of the VAA. We will redeem sufficient shares of the appropriate FUNDS and SERIES to pay ANNUITY PAYOUTS, DEATH BENEFITS, SURRENDER/WITHDRAWAL proceeds or for purposes described in the CONTRACT. If you desire to transfer all or part of your investment from one SUBACCOUNT to another, we may redeem shares held in the first and purchase shares for the other SUBACCOUNT. The shares are retired, but they may be reissued later.

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

All of the investment objectives of the FUNDS and SERIES are fundamental which means that no changes may be made without the affirmative vote of a majority of the outstanding voting securities of each respective FUND or SERIES. The extent to which the particular investment policies, practices or restrictions for each FUND or SERIES are fundamental or nonfundamental depends on the particular FUND or SERIES. If they are nonfundamental, they may be changed by the Board of Directors of the FUNDS or SERIES without shareholder approval.

You are urged to consult the Prospectuses in this booklet and SAIs for each individual FUND or SERIES for additional information regarding the fundamental and non-fundamental policies, practices and restrictions of each of the FUNDS and SERIES.

REINVESTMENT

All dividend and capital gain distributions of the FUNDS and SERIES are automatically reinvested in shares of the distributing FUNDS and SERIES at their net asset value on the date of distribution. Dividends are not paid out to CONTRACTOWNERs as additional units, but are reflected in changes in unit values.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

We reserve the right, within the law, to make additions, deletions and substitutions for the FUNDS and SERIES held by the VAA. (We may substitute shares of another series or of other funds for shares already purchased, or to be purchased in the future, under the CONTRACT. This substitution might occur if shares of a FUND and SERIES should no longer be available, or if investment in any FUND'S and SERIES' shares should become inappropriate, in the judgement of our management, for the purposes for the CONTRACT.) No substitution of the shares attributable to your account may take place without notice to you and prior approval of the SEC, in accordance with the 1940 Act.

CHARGES AND OTHER DEDUCTIONS

DEDUCTIONS FROM PURCHASE PAYMENTS

There are no front-end deductions for sales charges made from PURCHASE PAYMENTS. However, we will deduct premium taxes, when applicable.

ACCOUNT CHARGE

There is no account charge for SINGLE PREMIUM DEFERRED CONTRACTS AND FLEXIBLE PREMIUM DEFERRED CONTRACTS, Multi Fund-Registered Trademark- 3 and 4. For PERIODIC AND FLEXIBLE PREMIUM, Multi Fund-Registered Trademark- 2 DEFERRED CONTRACTS, we will deduct $25 from the CONTRACT VALUE on the last VALUATION DATE of each CONTRACT YEAR to compensate us for the administrative services provided to you; this $25 account charge will also be deducted from the CONTRACT VALUE upon SURRENDER. Administrative services include processing applications; issuing CONTRACTS; processing purchase and redemptions of FUND shares; maintaining records; administering ANNUITY PAYOUTS; providing accounting, valuation, regulatory and reporting services.

SURRENDER CHARGES

There are charges associated with the SURRENDER of a CONTRACT or the WITHDRAWAL of CONTRACT VALUE (or of PURCHASE PAYMENTS, for FLEXIBLE CONTRACTS) before the ANNUITY COMMENCEMENT DATE. The SURRENDER CHARGES associated with SURRENDER or WITHDRAWAL are paid to us to compensate us for the loss we experience on CONTRACT distribution costs when CONTRACTOWNERS surrender or withdraw before distribution costs have been recovered. Charges are the same for SURRENDERS/WITHDRAWALS except that, for the first WITHDRAWAL in a CONTRACT YEAR, up to 15% of CONTRACT VALUE (PURCHASE PAYMENTS for FLEXIBLE CONTRACTS) may be withdrawn free of charges. This 15% WITHDRAWAL exception does not apply to a SURRENDER of a CONTRACT.

A. PERIODIC PREMIUM DEFERRED CONTRACT
For the first WITHDRAWAL in a CONTRACT YEAR in excess of 15%, for any subsequent WITHDRAWALs in the same CONTRACT YEAR, or for SURRENDER of the CONTRACT, there will be a SURRENDER CHARGE of 8% for years 1-5; 4% in years 6-10; and no charge after the CONTRACT has been in force for 10 years. In addition, as explained previously, an account charge will be deducted for a SURRENDER.

SURRENDER CHARGES will be waived in the event of the death of the ANNUITANT. If between the effective date of the CONTRACT and the ANNUITANT'S 65th birthday, the ANNUITANT should become totally and permanently disabled [as defined in
Section 22(e)(3) of the CODE], SURRENDER CHARGES will also be waived. In addition, for 403(b) and 457 CONTRACTS only, SURRENDER CHARGES will be waived in the event the ANNUITANT: (1) has terminated employment with the employer that sponsored the CONTRACT; and (2) has been in the CONTRACT for at least five years (the five year date beginning either November 1, 1991 or the date of the CONTRACT, whichever is later); and (3) is at least age 55.

B. SINGLE PREMIUM DEFERRED CONTRACT OR NONRECURRING LUMP SUM PAYMENT TO PERIODIC PREMIUM DEFERRED CONTRACT
For a SINGLE PREMIUM DEFERRED CONTRACT or a nonrecurring LUMP SUM payment made to a PERIODIC PREMIUM DEFERRED CONTRACT, the SURRENDER/WITHDRAWAL CHARGES (when applicable as described previously) will be:

                         CONTRACT YEAR IN WHICH
                         SURRENDER/WITHDRAWAL
                         OCCURS
---------------------------------------------------
                         1  2 3 4 5 6 7 8+
Charge as a percent of
  proceeds withdrawn     7% 6 5 4 3 2 1 0

Investment gains attributable to a nonrecurring LUMP SUM payment made to a PERIODIC PREMIUM DEFERRED CONTRACT will be subject to SURRENDER CHARGES of 8% in years 1-5, 4% in years 6-10, and no charge after the CONTRACT has been in force for 10 years.

LUMP SUM payments may be deposited into a PERIODIC PREMIUM DEFERRED CONTRACT within 12 months of the effective date of the CONTRACT. After the 12-month period, a new CONTRACT must be established for a LUMP SUM payment.

For PERIODIC PREMIUM DEFERRED CONTRACTS under which a nonrecurring LUMP SUM has been received, WITHDRAWALS will be made first from any amount subject to the lowest charge until that amount is gone.

SURRENDER CHARGES will be waived in the event of the death of the ANNUITANT. If between the effective date of the CONTRACT and the ANNUITANT'S 65th birthday, the ANNUITANT should become totally and permanently disabled, SURRENDER charges will also be waived.

C. FLEXIBLE PREMIUM DEFERRED CONTRACT
For a FLEXIBLE PREMIUM DEFERRED CONTRACT, the SURRENDER/WITHDRAWAL charges (when applicable as described previously) will be:

                         COMPLETED CONTRACT YEARS
                         BETWEEN DATE OF PURCHASE
                         PAYMENTS AND DATE OF
                         SURRENDER/WITHDRAWAL*
---------------------------------------------------
                         0  1 2 3 4 5 6 7+
Charge as a percent of
  total PURCHASE
  PAYMENTS
  surrendered/withdrawn
  in a contract year     7% 6 5 4 3 2 1 0

* The SURRENDER CHARGE is calculated separately for each CONTRACT YEAR'S PURCHASE PAYMENTS.

For the first WITHDRAWAL of PURCHASE PAYMENTS in each CONTRACT YEAR, up to 15% of PURCHASE PAYMENTS will be free of these charges. In addition, as explained previously, an account charge will be deducted for a SURRENDER on Multi Fund-Registered Trademark- 2 FLEXIBLE PREMIUM CONTRACTS.

SURRENDER CHARGES will be waived in the event of the death of the ANNUITANT. If between the effective date of the CONTRACT and the ANNUITANT'S 65th birthday, the ANNUITANT should become totally and permanently disabled, SURRENDER CHARGES will also be waived.

The SURRENDER CHARGE is calculated separately for each CONTRACT YEAR'S PURCHASE PAYMENTS to which a charge applies. (FOR PURPOSES OF CALCULATING THIS CHARGE, WE ASSUME THAT PURCHASE PAYMENTS ARE WITHDRAWN ON A FIRST IN-FIRST OUT BASIS, AND THAT ALL PURCHASE PAYMENTS ARE WITHDRAWN BEFORE ANY EARNINGS ARE WITHDRAWN.) The SURRENDER CHARGES associated with SURRENDER or WITHDRAWAL are paid to us to compensate us for the loss we experience on CONTRACT distributions costs when CONTRACTOWNERS surrender or withdraw before distribution costs have been recovered.

ADDITIONAL INFORMATION

Participants in the Texas Optional Retirement Program should refer to Restrictions under the Texas Optional Retirement Program, later in this Prospectus booklet.

The charges associated with SURRENDER/WITHDRAWAL are paid to us to compensate us for the cost of distributing the CONTRACTS. As required by the National Association Securities Dealers, in no event will the aggregate SURRENDER CHARGES under a CONTRACT exceed 8.5% of your total PURCHASE PAYMENTS.

The SURRENDER and account charges described previously may be reduced or eliminated for any particular CONTRACT. However these charges will be reduced only to the extent that we anticipate lower distribution and/or administrative expenses or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment procedures, (2) the performance of administrative or sales functions by the employer, (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or (4) any other circumstances which reduce distribution or administrative expenses. The exact amount of SURRENDER and account charges applicable to a particular CONTRACT will be stated in that CONTRACT.


For example, in certain circumstances, a holder of an annuity contract issued by Lincoln Life may exchange it for a CONTRACT. In this circumstance, the surrender charge applicable to such CONTRACT in the future will be calculated as if (i) the date of purchase of the CONTRACT is the date the original annuity contract was purchased and (ii) each purchase payment had been made on the actual date of such payment, whether under the annuity contract or the CONTRACT. An exchange of an annuity contract for a CONTRACT may or may not be advantageous, based on all of the circumstances, including a comparison of contractual terms and conditions such as investment options and charges and deductions other than surrender charges. Generally speaking, an exchange would not involve an exchange fee or be subject to taxes. We may pay a commission to the agent assisting on the exchange. Additional information on exchanges, as well as a copy of the prospectus for the annuity contract, is available upon request.


DEDUCTIONS FROM THE VAA FOR ASSUMPTION OF MORTALITY AND EXPENSE RISKS

We deduct from the VAA an amount, computed daily, which is equal to an annual rate of 1.002% of the daily net asset value, to compensate us for our assumption of certain risks described below. This charge is made up of two parts: (1) our assumption of mortality risks (0.900%) and (2) our assumption of expense risks (0.102%). The level of this charge is guaranteed not to change.

Our assumption of mortality risks guarantees that the ANNUITY PAYOUTS made to our CONTRACTOWNERS will not be affected by the mortality experience (life span) either of persons receiving those payouts or of the general population. We assume this mortality risk through guaranteed annuity rates incorporated into the CONTRACT which cannot be changed. We also assume the risk that the charges for administrative expenses, which cannot be changed by us, will be insufficient to cover actual administrative costs.

If the 1.002% charge proves insufficient to cover underwriting and administrative costs in excess of the charges made for administrative expenses, we will absorb the loss. However, if the amount deducted proves more than sufficient, we will keep the profit.

DEDUCTIONS FOR PREMIUM TAXES

Any premium tax or other tax levied by any governmental entity as a result of the existence of the CONTRACTS or the VAA will be deducted from the CONTRACT VALUE when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. These premium taxes will generally depend upon the law of your state of residence. The tax ranges from 0.5% to 4.0%.

DEDUCTION FOR THE EGMDB

When the EGMDB becomes effective, we will begin deducting from the VAA an amount, computed daily, which is equal to an annual rate of 0.30% of the daily net asset value. This charge will start at the beginning of the next VALUATION PERIOD. This charge will continue for all future CONTRACT YEARS unless the owner elects to discontinue the EGMDB. If the EGMDB is discontinued, the 0.30% annual charge will cease at the end of the VALUATION PERIOD when the EGMDB is terminated. See The contracts -- Death benefit before the annuity commencement date.

OTHER CHARGES AND DEDUCTIONS

There are deductions from and expenses paid out of the assets of the eleven FUNDS and the three SERIES that are described later in this booklet in the Appendix to the FUNDS' Prospectuses and in the Prospectus for the SERIES respectively.

THE CONTRACTS

PURCHASE OF CONTRACTS

If you wish to purchase a CONTRACT, you must apply for it through one of our authorized sales representatives. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a CONTRACT is prepared and executed by our legally authorized officers. The CONTRACT is then sent to you through your sales representative. See Distribution of the contracts.

If a completed application and all other information necessary for processing a purchase order are received, an initial PURCHASE PAYMENT will be priced no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold the initial PURCHASE PAYMENT for no more than five business days. If the incomplete application cannot be completed within those five days, you will be informed of the reasons, and the PURCHASE PAYMENT will be returned immediately (unless you specifically authorize us to keep it until the application is complete). Once the application is complete, the initial PURCHASE PAYMENT must be priced within two business days.

WHO CAN INVEST

To apply for a PERIODIC PREMIUM DEFERRED CONTRACT, you must be of legal age in a state where the CONTRACTS may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the CONTRACTS are designed. The ANNUITANT cannot be older than age 74.

To apply for a FLEXIBLE PREMIUM DEFERRED CONTRACT, a SINGLE PREMIUM DEFERRED CONTRACT or to make a nonrecurring LUMP SUM payment to a PERIODIC PREMIUM DEFERRED CONTRACT, you must meet the same requirements as for an application of a PERIODIC PREMIUM DEFERRED CONTRACT, except that the ANNUITANT cannot be older than age 84.

PURCHASE PAYMENTS

PURCHASE PAYMENTS are payable to us at a frequency and in an amount selected by you in the application. The minimum PURCHASE PAYMENT for a SINGLE PREMIUM DEFERRED

VALUATION DATE

ACCUMULATION and ANNUITY UNITS will be valued once daily as of the close of trading (currently 4:00 p.m., New York time) on each day that the NYSE is open for trading (VALUATION DATE). On any date other than a VALUATION DATE, the ACCUMULATION UNIT value and the ANNUITY UNIT value will not change.

ALLOCATION OF PURCHASE PAYMENTS

PURCHASE PAYMENTS are placed into the VAA'S SUBACCOUNTS, each of which invests in shares of its corresponding FUND or SERIES, according to your instructions.

The minimum amount of any PURCHASE PAYMENT which can be put into any one SUBACCOUNT is $20 under PERIODIC PREMIUM DEFERRED CONTRACTS, $1,000 under SINGLE PREMIUM DEFERRED CONTRACTS and $100 under FLEXIBLE PREMIUM DEFERRED CONTRACTS. Upon allocation to the appropriate SUBACCOUNT, PURCHASE PAYMENTS are converted into ACCUMULATION UNITS. The number of ACCUMULATION UNITS credited is determined by dividing the amount allocated to each SUBACCOUNT by the value of an ACCUMULATION UNIT for that SUBACCOUNT on the VALUATION DATE on which the PURCHASE PAYMENT is received at the HOME OFFICE if received before 4:00 p.m., New York time. If the PURCHASE PAYMENT is received at or after 4:00 p.m., New York time, we will use the ACCUMULATION UNIT value computed on the next VALUATION DATE. The number of ACCUMULATION UNITS determined in this way shall not be changed by any subsequent change in the value of an ACCUMULATION UNIT. However, the dollar value of an ACCUMULATION UNIT will vary depending not only upon how well the investments perform, but also upon the related expenses of the VAA and the underlying FUNDS and SERIES.


VALUATION OF ACCUMULATION UNITS



PURCHASE PAYMENTS allocated to the VAA are converted into ACCUMULATION UNITS. This is done by dividing each PURCHASE PAYMENT by the value of an ACCUMULATION UNIT for the VALUATION PERIOD during which the PURCHASE PAYMENT is allocated to the VAA. The ACCUMULATION UNIT value for each SUBACCOUNT was or will be established at the inception of the SUBACCOUNT. It may increase or decrease from VALUATION PERIOD to VALUATION PERIOD. The ACCUMULATION UNIT value for a SUBACCOUNT for a later valuation period is determined as follows:



    (1) The total value of the FUND OR SERIES shares held in the SUBACCOUNT is calculated by multiplying the number of FUND OR SERIES shares owned by the SUBACCOUNT at the beginning of the VALUATION PERIOD by the net asset value per share of the FUND OR SERIES at the end of the VALUATION PERIOD, and adding any dividend or other distribution of the FUND OR SERIES if an ex-dividend date occurs during the VALUATION PERIOD; minus



    (2) The liabilities of the SUBACCOUNT at the end of the VALUATION PERIOD; these liabilities include daily charges imposed on the SUBACCOUNT, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and



    (3) Dividing the result by the number of SUBACCOUNT units outstanding at the beginning of the VALUATION PERIOD.



The daily charges imposed on a SUBACCOUNT for any VALUATION PERIOD are equal to the daily mortality and expense risk charge multiplied by the number of calendar days in the VALUATION PERIOD. Because a different daily charge is made for CONTRACTS with the EGMDB than for those without, each of the two types of CONTRACTS will have different corresponding ACCUMULATION UNIT values on any given day.


TRANSFERS ON OR BEFORE THE ANNUITY COMMENCEMENT DATE

You may transfer all or a portion of your investment from one SUBACCOUNT to another. A transfer involves the SURRENDER of ACCUMULATION UNITS in one SUBACCOUNT and the purchase of ACCUMULATION UNITS in the other SUBACCOUNT. A transfer will be done using the respective ACCUMULATION UNIT values as of the VALUATION DATE immediately following receipt of the transfer request.

Transfers between SUBACCOUNTS are restricted to once every 30 days; although, we reserve the right to waive this 30-day period. The minimum amount which may be transferred between SUBACCOUNTS is $500 or the entire amount in the SUBACCOUNT, if less than $500. If the transfer from a SUBACCOUNT would leave you with less than $100 in the SUBACCOUNT, we may transfer the total balance of the SUBACCOUNT. (We have the right to reduce these minimum amounts.)

A transfer may be made by writing to the HOME OFFICE or, if a Telephone Exchange Authorization form (available from us) is on file with us, by a toll-free telephone call. In order to prevent unauthorized or fraudulent telephone transfers, we may require a CONTRACTOWNER to provide certain identifying information before we will act upon their instructions. We may also assign the CONTRACTOWNER a Personal Identification Number (PIN) to serve as identification. We will not be liable for following telephone instructions we reasonably believe are genuine. Telephone tranfer requests may be recorded and written confirmation of all transfer requests will be mailed to the CONTRACTOWNER on the next VALUATION DATE.

Telephone transfers will be processed on the VALUATION DATE that they are received when they are received at our customer service center before 4:00 PM New York time.

You may also transfer all or any part of the CONTRACT VALUE from the SUBACCOUNT(S) to the fixed side of the CONTRACT. Transfers from the fixed side of the CONTRACT to the various SUBACCOUNT(S) are allowed subject to the following restrictions: (1) the sum of the percentages of the fixed value transferred is limited to 25% of the value of the fixed side in any 12 month period; and (2) the minimum amount which can be transferred is $500 or the amount in the fixed account. We reserve the right to waive any of these restrictions.

When thinking about a transfer of CONTRACT VALUE, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time.

There is no charge to you for a transfer. However, we reserve the right to impose a charge in the future for any transfers.

TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE

You may transfer all or a portion of your investment in one SUBACCOUNT to another SUBACCOUNT or to the fixed side of the CONTRACT. Those transfers will be limited to three times per CONTRACT YEAR. HOWEVER, AFTER THE ANNUITY COMMENCEMENT DATE, NO TRANSFERS ARE ALLOWED FROM THE FIXED SIDE OF THE CONTRACT TO THE SUBACCOUNTS.

DEATH BENEFIT BEFORE THE ANNUITY COMMENCEMENT DATE

You may designate a BENEFICIARY during the life of the ANNUITANT and change the BENEFICIARY by filing a written request with the HOME OFFICE. Each change of BENEFICIARY revokes any previous designation. We reserve the right to request that you send us the CONTRACT for endorsement of a change of BENEFICIARY.

If the ANNUITANT dies before the ANNUITY COMMENCEMENT DATE and the EGMDB is not in effect, a DEATH BENEFIT equal to the CONTRACT VALUE will be paid to your designated BENEFICIARY.


An optional EGMDB is available for nonqualified, Roth IRA and IRA FLEXIBLE PREMIUM DEFERRED ANNUITY CONTRACTS, for ANNUITANTS up to age 75. (Please check with your representative for availability to current CONTRACTOWNERS.) The EGMDB will take effect on the VALUATION DATE when the EGMDB election form is approved at our HOME OFFICE, if before 4:00 p.m. New York time. The OWNER may discontinue the EGMDB at any time. If discontinued, the EGMDB will terminate on the VALUATION DATE written notice is received at our HOME OFFICE, if before 4:00 p.m. New York time. If after 4:00 p.m. New York time, the EGMDB election or termination will be effective with the next VALUATION DATE. The OWNER may not reelect the EGMDB once it is discontinued. As of the annuity commencement date the EGMDB will be discontinued and the charge for the EGMDB will cease. See Charges and other deductions -- Deduction for the EGMDB.


If the ANNUITANT dies before the ANNUITY COMMENCEMENT DATE and the EGMDB is in effect, the DEATH BENEFIT paid to your designated BENEFICIARY will be the greater of:

1. the CONTRACT VALUE at the end of the VALUATION PERIOD when the death claim is approved for payment by LINCOLN LIFE, or

2. the higher of:
    (a) the CONTRACT VALUE at the end of the VALUATION PERIOD when the EGMDB becomes effective and;

    (b) the highest CONTRACT VALUE, at the end of the VALUATION PERIOD, on any contract anniversary date up to and including age 75 following election of the EGMDB;

increased by PURCHASE PAYMENTS and decreased by any WITHDRAWALS, annuitizations, and premium taxes incurred after the contract anniversary or EGMDB effective date the highest CONTRACT VALUE occurred.

The CONTRACT VALUE available upon death is the value of the CONTRACT at the end of the VALUATION PERIOD during which the death claim is approved for payment by LINCOLN LIFE. The approval of the death claim payment will occur after receipt of: (1) proof, satisfactory to us, of the death of the ANNUITANT; (2) written authorization for payment; and (3) our receipt of all required claim forms fully completed.

The EGMDB may not be elected on or after the ANNUITY COMMENCEMENT DATE.

At any time during a 60-day period the BENEFICIARY may elect to receive payment either in the form of a lump sum settlement or an ANNUITY PAYOUT.

If a LUMP SUM settlement is requested and the amount of the settlement is $10,000 or more, a SecureLine-Registered Trademark- account will be established in the name of the BENEFICIARY for that amount. If the LUMP SUM amount is less than $10,000, it will be sent to the BENEFICIARY. In either event, the proceeds will be disbursed within seven days of receipt of satisfactory claim documentation, as discussed previously, subject to the laws and regulations governing payment of DEATH BENEFITS. If an election has not been made by the end of the 60-day period, a LUMP SUM settlement will be made at that time using SecureLine-Registered Trademark- if the amount is $10,000 or more; if the amount is under $10,000 it will be sent to the BENEFICIARY. This payment may be postponed as permitted by the 1940 Act.


SecureLine-Registered Trademark- is an interest-bearing checking account established in the name of the BENEFICIARY which is administered by State Street Bank and Trust Company of Boston, MA. Once the SecureLine-Registered Trademark-account is established, only the BENEFICIARY can authorize checks to be drawn on the account.


Annuity payouts will be made in accordance with applicable laws and regulations governing payment of DEATH BENEFITS.

Unless otherwise provided in the BENEFICIARY designation, one of the following procedures will take place on the death of a BENEFICIARY:

1. If any BENEFICIARY dies before the ANNUITANT, that BENEFICIARY's interest will go to any other beneficiaries named, according to their respective interests. There are no restrictions on the BENEFICIARY's use of the proceeds; and/or

2. If no BENEFICIARY survives the ANNUITANT, the proceeds will be paid to the CONTRACTOWNER or to his/her estate, as applicable.

JOINT/CONTINGENT OWNERSHIP

If joint owners are named in the application, the joint owners shall be treated as having equal undivided interests in the CONTRACT. Either owner, independently of the other, may exercise any ownership rights in this CONTRACT. Only the spouse can be a joint owner on Multi Fund-Registered Trademark- 4, FLEXIBLE PREMIUM DEFERRED ANNUITY CONTRACTS.

A contingent owner may exercise ownership rights in this CONTRACT only after the CONTRACTOWNER dies.

DEATH OF CONTRACTOWNER

If the CONTRACTOWNER of a nonqualified contract dies before the ANNUITY COMMENCEMENT DATE, then, in compliance with the CODE, the CASH SURRENDER VALUE of the CONTRACT will be paid as follows:

1. Upon the death of a NON-ANNUITANT CONTRACTOWNER, the proceeds shall be paid to any surviving joint or contingent owner(s). If no joint or contingent owner has been named, then the CASH SURRENDER VALUE shall be paid to the ANNUITANT named in the CONTRACT; and

2. Upon the death of a CONTRACTOWNER, who is also the ANNUITANT, the death will be treated as death of the ANNUITANT and the provisions of this CONTRACT regarding death of ANNUITANT will control. If the recipient of the proceeds is the surviving spouse of the CONTRACTOWNER, the CONTRACT may be continued in the name of that spouse as the new CONTRACTOWNER.

The CODE requires that any distribution be paid within five years of the death of the CONTRACTOWNER unless the BENEFICIARY begins receiving, within one year of the CONTRACTOWNER's death, the distribution in the form of a life annuity or an annuity for a period certain not exceeding the BENEFICIARY's life expectancy.

SURRENDERS AND WITHDRAWALS

Before the ANNUITY COMMENCEMENT DATE, we will allow the SURRENDER of the CONTRACT or a WITHDRAWAL of the CONTRACT VALUE upon your written request, subject to the rules below.

Special restrictions on SURRENDERS/WITHDRAWALS apply if your CONTRACT is purchased as part of a retirement plan of a public school system or Section 501(c)(3) organization under Section 403(b) of the CODE. Beginning January 1, 1989, in order for a CONTRACT to retain its tax-qualified status, Section 403(b) prohibits a WITHDRAWAL from a Section 403(b) CONTRACT of post-1988 contributions (and earnings on those contributions) pursuant to a salary reduction agreement. However, this restriction does not apply if the ANNUITANT attains age (a) 59 1/2
(b) separates from service, (c) dies, (d) becomes totally and permanently disabled and/or (e) experiences financial hardship (in which event the income attributable to those contributions may not be withdrawn).

A SURRENDER/WITHDRAWAL after the ANNUITY COMMENCEMENT DATE depends upon the ANNUITY OPTION selected.

Pre-1989 contributions and earnings through December 31, 1988, are not subject to the previously stated restriction.

The CONTRACT VALUE available upon SURRENDER/WITHDRAWAL is the CASH SURRENDER VALUE at the end of the VALUATION PERIOD during which the written request for SURRENDER/WITHDRAWAL is received at the HOME OFFICE. Unless a request for WITHDRAWAL specifies otherwise, WITHDRAWALS will be made from all SUBACCOUNTS within the VAA and from the general account in the same proportion that the amount of WITHDRAWAL bears to the total CONTRACT VALUE. The minimum amount which can be withdrawn is $100, and the remaining CONTRACT VALUE must be at least $300. Where permitted by CONTRACT, SURRENDER/WITHDRAWAL payments will be mailed within seven days after we receive a valid written request at the HOME OFFICE. The payment may be postponed as permitted by the 1940 Act. You may specify that the charges be deducted from the amount you request withdrawn or from the remaining CONTRACT VALUE.

There are charges associated with SURRENDER of a CONTRACT or WITHDRAWAL of CONTRACT VALUE before the ANNUITY COMMENCEMENT DATE. See Charges and other deductions.

The tax consequences of a SURRENDER/WITHDRAWAL are discussed later in this booklet. See Federal tax status.

If the total CONTRACT VALUE is less than $600, and if no PURCHASE PAYMENTS have been made for at least two years, we reserve the right to terminate the CONTRACT.

REINVESTMENT PRIVILEGE

You may elect to make a reinvestment purchase with any part of the proceeds of a SURRENDER/WITHDRAWAL, and we will recredit the SURRENDER/WITHDRAWAL charges previously deducted. This election must be made within 30 days of the date of the SURRENDER/WITHDRAWAL, and the repurchase must be of a CONTRACT covered by this Prospectus. In the case of a qualified CONTRACT, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the CONTRACTS offered by this Prospectus are designed. The number of ACCUMULATION UNITS which will be credited when the proceeds are reinvested will be based on the value of the

ACCUMULATION UNIT(S) on the next VALUATION DATE. This computation will occur following receipt of the proceeds and request for reinvestment at the HOME OFFICE. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a SURRENDER/WITHDRAWAL and a subsequent reinvestment purchase as separate transactions. You should consult a tax advisor before you request a SURRENDER/WITHDRAWAL or subsequent reinvestment purchase.

AMENDMENT OF CONTRACT

We reserve the right to amend the CONTRACT to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

COMMISSIONS

For the FLEXIBLE PREMIUM DEFERRED ANNUITY Multi Fund-Registered Trademark- 2 and 3 CONTRACTS, the maximum commission which could be paid to dealers is equal to 5.25% on each PURCHASE PAYMENT; plus up to 0.10% of the value of PURCHASE PAYMENTS in the VARIABLE ANNUITY ACCOUNT while the EGMDB is in effect. For FLEXIBLE PREMIUM DEFERRED ANNUITY Multi Fund-Registered Trademark- 4 CONTRACTS, the maximum commission which could be paid to dealers is equal to 4.50% on each PURCHASE PAYMENT; plus an annual continuing commission up to .40% of the value of the CONTRACT PURCHASE PAYMENTS invested for at least 15 months; plus up to 0.10% of the value of PURCHASE PAYMENTS in the VARIABLE ANNUITY ACCOUNT while the EGMDB is in effect.

For the PERIODIC PREMIUM DEFERRED ANNUITY CONTRACT, the maximum commission which could be paid to dealers is 9% on the total PURCHASE PAYMENTS received during the first CONTRACT YEAR and 5.25% on each PURCHASE PAYMENT in renewal CONTRACT YEARS (or an equivalent schedule).

OWNERSHIP

As CONTRACTOWNER, you have all rights under the CONTRACT. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all CONTRACTOWNERS and their designated BENEFICIARIES. The assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. CONTRACTS used for QUALIFIED PLANS may not be assigned or transferred except as permitted by the Employee Retirement Income Security Act (ERISA) of 1974 and upon written notification to us. We assume no responsibility for the validity or effect of any assignment. Consult your tax ADVISOR about the tax consequences of an assignment.

CONTRACTOWNER QUESTIONS

The obligations to purchasers under the CONTRACTS are those of LINCOLN LIFE. Your questions and concerns should be directed to us at 1-800-4LINCOLN (454-6265).

ANNUITY PAYOUTS

When you apply for a CONTRACT, you may select any ANNUITY COMMENCEMENT DATE permitted by law. (PLEASE NOTE THE FOLLOWING EXCEPTION: CONTRACTS issued under qualified employee pension and profit-sharing trusts [described in Section 401(a) and tax exempt under Section 501(a) of the CODE] and qualified annuity plans [described in Section 403(a) of the CODE], including H.R. 10 trusts and plans covering self-employed individuals and their employees, provide for ANNUITY PAYOUTS to start at the date and under the option specified in the plan.)

The CONTRACT provides that all or part of the CONTRACT VALUE may be used to purchase an annuity. Optional forms of payout of annuities (ANNUITY OPTIONS) are available, each of which is payable on a variable basis, a fixed basis or a combination of both. We may choose to make other ANNUITY OPTIONS available in the future.

You may elect ANNUITY PAYOUTS in monthly, quarterly, semiannual or annual installments. If the payouts from any SUBACCOUNT would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the ANNUITY OPTIONS available.

ANNUITY OPTIONS

LIFE ANNUITY. This option offers a periodic payout during the lifetime of the ANNUITANT and ends with the last payout before the death of the ANNUITANT. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a DEATH BENEFIT for BENEFICIARIES. HOWEVER, THERE IS THE RISK UNDER THIS OPTION THAT THE ANNUITANT WOULD RECEIVE NO PAYOUTS IF DEATH OCCURS BEFORE THE DATE SET FOR THE FIRST PAYOUT; ONLY ONE PAYOUT IF DEATH OCCURS BEFORE THE SECOND SCHEDULED PAYOUT, AND SO ON.

LIFE INCOME WITH PAYOUTS GUARANTEED FOR DESIGNATED PERIOD. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the ANNUITANT. The designated period is selected by the CONTRACTOWNER.

JOINT LIFE ANNUITY. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor.

JOINT LIFE ANNUITY WITH GUARANTEED PERIOD. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the ANNUITANT and a designated joint annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the CONTRACTOWNER.

JOINT-AND-TWO-THIRDS SURVIVOR ANNUITY. This option provides a periodic payout during the joint lifetime of the ANNUITANT and a designated joint annuitant. When one of the joint annuitants dies, the survivor, during their lifetime, receives two thirds of the periodic payout made when both were alive.

UNIT REFUND LIFE ANNUITY. This option offers a periodic payout during the lifetime of the ANNUITANT with the guarantee that upon death a payout will be made of the value of the number of ANNUITY UNITS (see Variable annuity payouts) equal to the excess, if any, of: (a) the total amount applied under this option divided by the ANNUITY UNIT value for the date payouts begin, divided by (b) the ANNUITY UNITS represented by each payout to the ANNUITANT multiplied by the number of payouts paid before death. The value of the number of ANNUITY UNITS is computed on the date the death claim is approved for payment by the HOME OFFICE.

None of the options listed above currently provide WITHDRAWAL features, permitting the CONTRACTOWNER to WITHDRAW commuted values as a LUMP SUM payment. Other options may be made available by us. Options are only available to the extent they are consistent with the requirements of the CONTRACT and Section 72(s) of the CODE, if applicable. The mortality and expense risk charge will be assessed on all VARIABLE ANNUITY PAYOUTS, including options that do not have a life contingency and therefore no mortality risk.

The ANNUITY COMMENCEMENT DATE is usually on or before the ANNUITANT'S 85th birthday; however you may change the ANNUITY COMMENCEMENT DATE, change the ANNUITY OPTION, or change the allocation of the investment among SUBACCOUNTS up to 30 days before the scheduled ANNUITY COMMENCEMENT DATE, upon written notice to the HOME OFFICE. You must give us at least 30 days notice before the date on which you want payouts to begin. If proceeds become available to a BENEFICIARY in a LUMP SUM, the BENEFICIARY may choose any ANNUITY PAYOUT OPTION.

Unless you select another option, the CONTRACT automatically provides for a life with a 10 year guaranteed period annuity (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocation at the time of annuitization), except when a joint life payout is required by law. Under any option providing for guaranteed payouts, the number of payouts which remain unpaid at the date of the ANNUITANT'S death (or surviving ANNUITANT'S death in the case of a joint life annuity) will be paid to your BENEFICIARY as payouts become due.

The CONTRACT contains no provision under which an ANNUITANT or a BENEFICIARY may surrender their CONTRACT or make a WITHDRAWAL and receive a LUMP-SUM settlement once ANNUITY PAYOUTS have begun. See Surrenders and withdrawals. Options are only available to the extent they are consistent with the requirements of
Section 72(s) of the CODE, if applicable.

VARIABLE ANNUITY PAYOUTS

VARIABLE ANNUITY PAYOUTS will be determined using:

1. The CONTRACT VALUE on the ANNUITY COMMENCEMENT DATE;

2. The annuity tables contained in the CONTRACT;

3. The ANNUITY OPTION selected; and

4. The investment performance of the FUND(S) selected.

To determine the amount of payouts, we make this calculation:

1. Determine the dollar amount of the first periodic payout; then

2. Credit the CONTRACT with a fixed number of ANNUITY UNITS equal to the first periodic payout divided by the ANNUITY UNIT value; and

3. Calculate the value of the ANNUITY UNITS each month thereafter.

We assume an investment return of 5% per year, as applied to the applicable mortality table. The amount of each payout after the initial payout will depend upon how the underlying FUND(S) and SERIES perform, relative to the 5% assumed rate. There is a more complete explanation of this calculation in the SAI.

FEDERAL TAX STATUS


This section is a discussion of the Federal income tax rules applicable to the CONTRACTS as of the date of this Prospectus. More information is provided in the SAI. THESE DISCUSSIONS AND THOSE IN THE SAI ARE NOT INTENDED AS TAX ADVICE. This section does not discuss the Federal tax consequences resulting from every possible situation. No attempt has been made to consider any applicable state, local or foreign tax law, other than the imposition of any state premium taxes (See Charges and other deductions). If you are concerned about the tax implications with respect to the CONTRACTS, you should consult a tax advisor. The following discussion is based upon our understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service (IRS). The United States Congress has in the past and may again in the future enact legislation changing the tax treatment of annuities in both the non-qualified and the qualified markets. The Treasury Department may issue new or amended regulations or other interpretations of existing tax law. Judicial interpretations may also affect the tax treatment of annuities. It is possible that such changes could have retroactive effect. We suggest that you consult your legal or tax adviser on these issues.

TAXATION OF NONQUALIFIED CONTRACTS

You are generally not taxed on increases in the value of your CONTRACT until a distribution occurs. This distribution can be in the form of a LUMP SUM payout received by requesting all or part of the CASH SURRENDER VALUE (i.e. SURRENDERS/WITHDRAWALS) or as ANNUITY PAYOUTS. For this purpose, the assignment or pledge of, or the agreement to assign or pledge, any portion of the value of a CONTRACT will be treated as a distribution. A transfer of ownership of a CONTRACT, or designation of an ANNUITANT (or other BENEFICIARY) who is not also the CONTRACTOWNER, may also result in tax consequences. The taxable portion of a distribution (in the form of a LUMP SUM payout or an annuity) is taxed as ordinary income. For PURCHASE PAYMENTS made after February 28, 1986, a CONTRACTOWNER who is not a natural person (for example, a corporation) [subject to limited exceptions] will be taxed on any increase in the CONTRACT'S cash value over the investment in the CONTRACT during the taxable year, even if no distribution occurs. The next discussion applies to CONTRACTS owned by natural persons.

In the case of a SURRENDER under the CONTRACT or WITHDRAWAL of CONTRACT VALUE, generally amounts received are first treated as taxable income to the extent that the cash value of the CONTRACT immediately before the SURRENDER exceeds the investment in the CONTRACT at that time. Any additional amount withdrawn is not taxable. In the case of a SURRENDER under a CONTRACT issued before August 14, 1982, and allocable to an investment in the CONTRACT made before that date, amounts received are treated as taxable income only to the extent that they exceed the investment in the CONTRACT. The investment in the CONTRACT generally equals the portion, if any, of any PURCHASE PAYMENT paid by or on behalf of an individual under a CONTRACT which is not excluded from the individual's gross income.

Even though the tax consequences may vary depending on the form of ANNUITY PAYOUT selected under the CONTRACT, the CONTRACTOWNER of an ANNUITY PAYOUT generally is taxed on the portion of such payout that exceeds the investment in the CONTRACT. For variable ANNUITY PAYOUTS, the taxable portion is determined by a formula that establishes a specific dollar amount of each payout that is not taxed. The dollar amount is determined by dividing the investment in the CONTRACT by the total number of expected periodic payouts. For fixed ANNUITY PAYOUTS, there generally is no tax on the portion of each payout that represents the same ratio that the investment in the CONTRACT bears to the total expected value of payouts for the term of the annuity; the remainder of each payout is taxable. For individuals whose annuity starting date is after December 31, 1986, the entire distribution (whether fixed or variable) will be fully taxable once the recipient is deemed to have recovered the dollar amount of the investment in the CONTRACT.

There may be imposed a penalty tax on distributions equal to 10% of the amount treated as taxable income. The penalty tax is not imposed in certain circumstances, which generally are distributions:

1. Received on or after age 59 1/2;

2. Made as a result of death or disability of CONTRACTOWNER;

3. Received in substantially equal periodic payments as a life annuity (subject to special recapture rules if the series of payouts is subsequently modified);

4. Allocable to the investment in the CONTRACT before August 14, 1982;

5. Under a qualified funding asset in a structured settlement;

6. Under an immediate annuity contract as defined in the CODE; and/or

7. Under a CONTRACT purchased in connection with the termination of certain retirement plans.

TAXATION OF QUALIFIED CONTRACTS

The CONTRACTS may be purchased in connection with the following types of tax-favored retirement plans:

1. CONTRACTS purchased for employees of public school systems and certain tax-exempt organizations, qualified under Section 403(b) of the CODE;

2. Pension and profit-sharing plans of self-employed individuals (H.R. 10 or Keogh plans) or corporations, qualified under Section 401(a) or 403(a) of the CODE;

3. IRAs, qualified under Section 408 of the CODE;


4. Roth IRAs qualified under Section 408A of the CODE;



5. Deferred compensation plans of state or local governments, qualified under
    Section 457 of the CODE;



6. SEPs, qualified under Section 408(k) of the CODE;
    and/or



7. Simple plans, qualified under Sections 401(k)(11) and 408(k) of the CODE.


The tax rules applicable to these plans, including restrictions on contributions and benefits, taxation of distributions and any tax penalties, vary according to the type of plan and its terms and conditions. Participants under such plans, as well as CONTRACTOWNERS, ANNUITANTS and BENEFICIARIES, should be aware that the rights of any person to any benefits under such plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the CONTRACTS. Purchasers of CONTRACTS for use with any qualified plan, as well as plan participants and BENEFICIARIES, should consult counsel and other advisors as to the suitability of the CONTRACTS to their specific needs, and as to applicable CODE limitations and tax consequences.

contract is $3,000 ($1,000 for IRAs and SEPs). The minimum initial PURCHASE PAYMENT for a FLEXIBLE PREMIUM DEFERRED CONTRACT is $3,000 ($1,000 for IRAs and
SEPs), and subsequent PURCHASE PAYMENTS must be at least $100. For a PERIODIC PREMIUM DEFERRED CONTRACT, the minimum amount of any scheduled PURCHASE PAYMENT is $25, and the scheduled PURCHASE PAYMENTS must total at least $600 per year. PURCHASE PAYMENTS in any one CONTRACT YEAR which exceed twice the amount of PURCHASE PAYMENTS made in the first CONTRACT YEAR may be made only with our permission. PURCHASE PAYMENTS in total may not exceed $1 million for each ANNUITANT. If you stop making PURCHASE PAYMENTS, the CONTRACT will remain in force as a paid-up CONTRACT as long as the total CONTRACT VALUE is at least $600. Payments may be resumed at any time until the ANNUITY COMMENCEMENT DATE, the maturity date, the SURRENDER of the CONTRACT, or payment of any DEATH BENEFIT, whichever comes first.

MULTIPLE CONTRACTS

All CONTRACTS entered into after October 21, 1988, and issued by the same insurance company (or its affiliates) to the same CONTRACTOWNER during any calendar year will be treated as a single CONTRACT for tax purposes.

INVESTOR CONTROL

The Treasury Department has indicated that guidelines may be issued under which a variable annuity CONTRACT will not be treated as an annuity CONTRACT for tax purposes if the CONTRACTOWNER has excessive control over the investments underlying the CONTRACT. They may consider the number of investment options or the number of transfer opportunities available between options as relevant when determining excessive control. The issuance of those guidelines may require us to impose limitations on your right to control the investment. We do not know whether any such guidelines would have a retroactive effect.


Section 817(h) of the CODE and the related regulation that the Treasury Department has adopted require that assets underlying a variable annuity CONTRACT be adequately diversified. The regulations provide that a variable annuity CONTRACT which does not satisfy the diversification standards will not be treated as an annuity CONTRACT, unless the failure to satisfy the regulations was inadvertent, the failure is corrected, and the CONTRACTOWNER or we pay an amount to the IRS. The amount will be based on the tax that would have been paid by the CONTRACTOWNER if the income, for the period the CONTRACT was not diversified, had been received by the CONTRACTOWNER. If the failure to diversify is not corrected in this manner, the CONTRACTOWNER of an annuity CONTRACT will be deemed the owner of the underlying securities and will be taxed on the earnings of his or her account. We believe, under our interpretation of the CODE and regulations thereunder, that the investments underlying this CONTRACT meet these diversification standards.


WITHHOLDING

Generally, pension and annuity distributions are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. Under the CODE, 20% income tax withholding may apply to eligible rollover distributions. All taxable distributions from qualified plans and
Section 403(b) annuities are eligible rollover distributions, except (1) annuities paid out over life or life expectancy, (2) installments paid for a period spanning 10 years or more, and (3) required minimum distributions. The CODE imposes a mandatory 20% income tax withholding on any eligible rollover distribution that the CONTRACTOWNER does not elect to have paid in a direct rollover to another qualified plan, Section 403(b) annuity or individual retirement account.

Distributions from Section 457 plans are subject to the general wage withholding rules.

VOTING RIGHTS

As required by law, we will vote the FUND and SERIES shares held in the VAA at meetings of the shareholder of the various FUNDS and SERIES. The voting will be done according to the instructions of CONTRACTOWNERS who have interests in any SUBACCOUNTS which invest in a FUND or FUNDS and SERIES. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the FUND shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a SUBACCOUNT to the total number of votes attributable to the SUBACCOUNT. In determining the number of votes, fractional shares will be recognized. After the annuity commencement date, the votes attributable to a CONTRACT will decrease.

FUND shares held in a SUBACCOUNT for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all CONTRACTS participating in that SUBACCOUNT. Voting instructions to abstain on any item to be voted on will be applied on a pro rata basis to reduce the number of votes eligible to be cast.

Maryland law and the bylaws of each FUND and SERIES allow investment companies registered under the 1940 Act to dispense with annual meetings of shareholders in certain cases where the meetings are only a formality. The Board of Directors of each FUND will decide each year whether or not to hold the shareholder's annual meeting for that year.

The dispensing with annual meetings of the shareholder in effect results in retaining the existing Directors in office. Consequently, the SEC requires the FUNDS to assure CONTRACTOWNERs that a majority of those Directors have at some point been elected by the shareholder. The SEC also requires that the FUNDS comply with Section 16(c) of the 1940 Act, concerning procedures by which shareholders may remove Directors. For a more detailed explanation of this procedure, see Description of shares in the Appendix to the Prospectuses for the FUNDS; also see the Prospectus for the series.


Annual meetings of each FUND and of the SERIES normally will not be held, unless the Board of Directors decides to hold them. Special meetings of the shareholder may be called for any valid purpose. Whenever a shareholder's meeting is called, each person having a voting interest in a SUBACCOUNT will be sent proxy voting material, reports and other materials relating to the FUND, and SERIES involved.



DISTRIBUTION OF THE
CONTRACTS



We are the distributor of the CONTRACTS. They will be sold by registered representatives who have been licensed by state insurance departments. The CONTRACTS will also be sold by broker-dealers who generally have been licensed by state insurance departments (or such broker-dealers have made other arrangements to comply with state insurance laws) to represent us and who have selling agreements with us. We are registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and are a member of the National Association of Securities Dealers (NASD). LINCOLN LIFE will offer CONTRACTS in all states where it is licensed to do business.


RETURN PRIVILEGE

Within the free-look period after you first receive the CONTRACT, you may cancel it for any reason by delivering or mailing it postage prepaid, to the HOME OFFICE at P.O. Box 2340, 1300 South Clinton Street, Fort Wayne, Indiana, 46801. A CONTRACT canceled under this provision will be void. With respect to the fixed portion of a CONTRACT, we will return PURCHASE PAYMENTS. With respect to the VAA, except as explained in the following paragraph, we will return the CONTRACT VALUE as of the date of receipt of the cancellation, plus any account charge and any premium taxes which had been deducted. No SURRENDER CHARGE will be made. A PURCHASER WHO PARTICIPATES IN THE VAA IS SUBJECT TO THE RISK OF A MARKET LOSS DURING THE FREE-LOOK PERIOD.

For CONTRACTS written in those states whose laws require that we assume this market risk during the free-look period, a CONTRACT may be canceled, subject to the conditions explained before, except that we will return only the PURCHASE PAYMENT(S).

STATE REGULATION

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance.

Our books and accounts are subject to review and examination by the Indiana Insurance Department at all times. A full examination of our operations is conducted by that Department at least once every five years.

RESTRICTIONS UNDER THE
TEXAS OPTIONAL RETIREMENT
PROGRAM

Title 8, Section 830.105 of the Texas Government Code, consistent with prior interpretations of the Attorney General of the State of Texas, permits participants in the Texas Optional Retirement Program (ORP) to redeem their interest in a VARIABLE ANNUITY CONTRACT issued under the ORP only upon:

1. Termination of employment in all institutions of higher education as defined in Texas law;

2.  Retirement; or

3.  Death.

Accordingly, participants in the ORP will be required to obtain a certificate of termination from their employer(s) before accounts can be redeemed.

RECORDS AND REPORTS


As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We will mail to you, at your last known address of record at the HOME OFFICE, at least semiannually after the first CONTRACT YEAR, reports containing information required by the 1940 Act or any other applicable law or regulation. We have entered into an agreement with the DELAWARE SERVICE COMPANY, INC., 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA.

OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the CONTRACTS being offered by this Prospectus. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, LINCOLN LIFE and the CONTRACTS offered. Statements in this Prospectus about the content of CONTRACTS and other legal instruments are summaries. For the complete text of those CONTRACTS and instruments, please refer to those documents as filed with the SEC.

Lincoln National Flexible Premium Variable Life Accounts D, G and K, segregated investment accounts of ours registered under the 1940 Act, are authorized to invest assets in the following FUNDS and SERIES: Bond, Growth and Income, Managed, Money Market and Special Opportunities (for Account D); Growth and Income and Special Opportunities (for Account G) and all FUNDS and SERIES for Account K. Through the VAA and the Variable Life Accounts we are the sole shareholder in the eleven FUNDS. However, we are not the sole shareholder of SERIES shares in the Delaware Group Premium Fund, Inc. Collectively, the VAA and the Variable Life Accounts may be referred to in this booklet and in the SAI as the VARIABLE ACCOUNTS.

Due to differences in redemption rates, tax treatment or other considerations, the interests of CONTRACTOWNERs under the Variable Life Accounts could conflict with those of CONTRACTOWNERS under the VAA. In those cases where assets from variable life and VARIABLE ANNUITY SEPARATE ACCOUNTS are invested in the same FUND or FUNDS or SERIES (i.e., where mixed funding occurs), the Boards of Directors of the FUNDS involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any FUND or SERIES with another investment, that FUND or SERIES may have to liquidate securities on a disadvantageous basis. Refer to the Prospectus for each FUND and for the SERIES FUND for more information about mixed funding.

In the future, we may purchase shares in the FUNDS and SERIES for one or more unregistered segregated investment accounts.

ADVERTISEMENTS/SALES LITERATURE

In marketing the VARIABLE ANNUITY CONTRACTS, we and our various sales representatives may refer to certain ratings assigned to us under the Rating System of the A.M. Best Co., Oldwick, New Jersey. The objective of Best's Rating System is to evaluate the various factors affecting the overall performance of an insurance company in order to provide Best's opinion about that company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of the insurance company. In marketing the CONTRACTS and the underlying FUNDS and SERIES, we may at times use data published by other nationally-known independent statistical services. These service organizations provide relative measures of such factors as an insurer's claim-paying ability, the features of particular CONTRACTS, and the comparative investment performance of the FUNDS and SERIES with other portfolios having similar objectives. A few such services are: Duff & Phelps, the Lipper Group, Moody's, Morningstar, Standard and Poor's and VARDS. There is more information about each of these services under Advertising and sales literature in the SAI. Marketing materials may employ illustrations of compound interest and dollar-cost averaging; discuss automatic withdrawal services; describe our customer base, assets, and our relative size in the industry. They may also discuss other features of LINCOLN LIFE, the VAA, the FUNDS, the SERIES and their investment management.


PREPARING FOR YEAR 2000



Many existing computer programs use only two digits to identify a year in the date field. These programs were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer applications could fail or create erroneous results by or at the Year 2000. The Year 2000 issue affects virtually all companies and organizations.



LINCOLN LIFE, as part of its year 2000 updating process, is responsible for the updating of the VAA related computer systems. An affiliate of LINCOLN LIFE, Delaware Service Company (Delaware), provides substantially all of the necessary accounting and valuation services for the VAA. Delaware, for its part, is responsible for updating all of its computer systems, including those which service VAA, to accommodate the year 2000. LINCOLN LIFE and Delaware have begun formal discussions with each other to assess the requirements for their respective systems to interface properly in order to facilitate the accurate and orderly operation of the VAA beginning in the year 2000.



The year 2000 issue is pervasive and complex and affects virtually every aspect of the businesses of both LINCOLN LIFE and Delaware (the Companies). The computer systems of the Companies and their interfaces with the computer systems of vendors, suppliers, customers and other business partners are particularly vulnerable. The inability to properly recognize date-sensitive electronic information and to transfer data between systems could cause errors or even complete failure of systems, which would result in a temporary inability to process transactions correctly and engage in normal business activities for the VAA. The Companies respectively are redirecting significant portions of their internal information technology efforts and are contracting, as needed, with outside consultants to help update their systems to accommodate the year 2000. Also, in addition to the discussions with each other noted above, the Companies have respectively initiated formal discussions with other critical parties that interface with their systems to gain an understanding of the progress by those parties in addressing year 2000 issues. While the Companies are making substantial efforts to address their own systems and the systems with which they interface, it is not possible to provide assurance that operational problems will not occur. The Companies presently believe that, with the modification of existing computer systems, updates by vendors and conversion to new software and hardware, the year 2000 issue will not pose significant operations problems for their respective computer systems. In addition, the Companies are incorporating potential issues surrounding year 2000 into their contingency planning process, in the event that, despite these substantial efforts, there are unresolved year 2000 problems. If the remediation efforts noted above are not completed timely or properly, the year 2000 issue could have a material adverse impact on the operation of the businesses of LINCOLN LIFE or Delaware, or both.



The cost of addressing year 2000 issues and the timeliness of completion will be closely monitored by management of the respective Companies and, for each company, will be based on its management's best estimates which are derived utilizing numerous assumptions of future events, including the continued availability of certain resources, third-party modification plans and other factors. Nevertheless, there can be no guarantee either by LINCOLN LIFE or by Delaware that estimated costs will be achieved, and actual results could differ significantly from those anticipated. Specific factors that might cause such differences include, but are not limited to, the availability and cost of personnel trained in this area, the ability to locate and correct all relevant computer problems, and other uncertainties.



LEGAL PROCEEDINGS



LINCOLN LIFE is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of these proceedings are routine and in the ordinary course of business. In some instances these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under these suits will not have a material adverse effect on the financial position of LINCOLN LIFE.



During the 1990's class action lawsuits alleging sales practices fraud have been filed against many life insurance companies, and Lincoln Life has not been immune. Two lawsuits alleging fraud in the sale of interest-sensitive universal and whole life insurance policies have been filed against LINCOLN LIFE. These two suits have been filed as class actions, although as of the date of this Prospectus the court had not certified a class in either case. Plaintiffs seek unspecified damages and penalties for themselves and on behalf of the putative class. Although the relief sought in these cases is substantial, the cases are in the early stages of litigation, and it is premature to make assessments about potential loss, if any. Management denies the allegations and intends to defend these suits vigorously. The amount of liability, if any, which may arise as a result of these suits (exclusive of any indemnification from professional liability insurers) cannot be reasonably estimated at this time.


STATEMENT OF ADDITIONAL
INFORMATION TABLE OF
CONTENTS FOR VAA

ITEM
--------------------------------------------------
General information and history of Lincoln Life

Special terms

Services

Purchase of securities being offered Underwriters

Calculation of performance data

For a free copy of the SAI please see page one of this booklet.
ITEM
--------------------------------------------------

Annuity payouts

Federal tax status

Advertising and sales literature/graphics

Financial statements

THIS PAGE WAS INTENTIONALLY LEFT BLANK.

                                                                BULK RATE
                                                               U.S. POSTAGE
                                                                   PAID
                                                               BROOKLYN, NY
                                                              PERMIT NO. 148








            [LOGO]

Fort Wayne, Indiana 46801
-C- 1998 Lincoln National Life Insurance Co.
                                                             May 98  [LOGO]

LINCOLN NATIONAL
VARIABLE ANNUITY ACCOUNT C (VAA) (REGISTRANT)

LINCOLN NATIONAL
LIFE INSURANCE COMPANY (DEPOSITOR)

STATEMENT OF ADDITIONAL INFORMATION (SAI)


This SAI should be read in conjunction with the Prospectus of the VAA dated May 1, 1998.
You may obtain a copy of the VAA Prospectus on request and without charge.
Please
write Lincoln National Life Insurance Co., P.O. Box 2340, Fort Wayne, Indiana 46801
or call 1-800-4LINCOLN (454-6265).


TABLE OF CONTENTS

                                              PAGE
-------------------------------------------------------
GENERAL INFORMATION AND HISTORY
OF LINCOLN LIFE                                    B-2
--------------------------------------------
SPECIAL TERMS                                      B-2
--------------------------------------------
SERVICES                                           B-2
--------------------------------------------
PURCHASE OF SECURITIES BEING OFFERED               B-2
--------------------------------------------
UNDERWRITERS                                       B-2
--------------------------------------------
CALCULATION OF PERFORMANCE DATA                    B-2
--------------------------------------------

                                                PAGE
-------------------------------------------------------

ANNUITY PAYOUTS                                    B- 6
--------------------------------------------
FEDERAL TAX STATUS                                 B- 7
--------------------------------------------
DETERMINATION OF ACCUMULATION AND
ANNUITY UNIT VALUE                                 B-10
--------------------------------------------
ADVERTISING AND SALES
LITERATURE/GRAPHICS                                B-10
--------------------------------------------
FINANCIAL STATEMENTS                               B-12
--------------------------------------------


SPECIAL NOTICE TO CONTRACTOWNERS ABOUT THIS YEAR'S LINCOLN LIFE FINANCIAL STATEMENTS.


The financial statements are presented in statutory form. Both statutory and GAAP (known as Generally Accepted Accounting Principles) financials fairly represent the financial position of LINCOLN LIFE. To avoid extra costs, only statutory statements are shown here.


THIS SAI IS NOT A PROSPECTUS.


The date of this SAI is May 1, 1998.

GENERAL INFORMATION
AND HISTORY OF
LINCOLN NATIONAL LIFE
INSURANCE CO. (LINCOLN LIFE)

The prior Depositor of the ACCOUNT, Lincoln National Pension Insurance Co., was merged into LINCOLN LIFE, effective January 1, 1989. LINCOLN LIFE, organized in 1905, is an Indiana stock insurance corporation, engaged primarily in insurance and financial services. LINCOLN LIFE is owned by Lincoln National Corp., a publicly held insurance holding company domiciled in Indiana.

SPECIAL TERMS

The special terms used in this SAI are the ones defined in the Prospectus. They are italicized to make this document more understandable.

SERVICES

INDEPENDENT AUDITORS


The financial statements of the VAA and the statutory-basis financial statements and schedules of LINCOLN LIFE appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports which also appear elsewhere in this document and in the Registration Statement. The financial statements and schedules audited by Ernst & Young LLP have been included in this document in reliance on their reports given on their authority as experts in accounting and auditing.


KEEPER OF RECORDS


All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by LINCOLN LIFE. No separate charge against the assets of the VAA is made by LINCOLN LIFE for this service. We have entered into an agreement with DELAWARE SERVICE CO., 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA.


PRINCIPAL UNDERWRITER

LINCOLN LIFE is the principal underwriter for the VARIABLE ANNUITY CONTRACTS.

PURCHASE OF SECURITIES BEING OFFERED

The VARIABLE ANNUITY CONTRACTS are offered to the public through licensed insurance agents who specialize in selling LINCOLN LIFE products; through independent insurance brokers; and through certain securities broker/dealers selected by LINCOLN LIFE whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the Prospectus under the section Charges and other deductions, the CONTRACT and/or the SURRENDER CHARGES may be waived.

There are exchange privileges between SUBACCOUNTS, and between the VAA and LINCOLN LIFE'S General Account (See Transfers of accumulation units between SUBACCOUNTS in the Prospectus.) No exchanges are permitted between the VAA and other separate accounts.

UNDERWRITERS

LINCOLN LIFE has contracted with some broker/dealers, and may contract with others, to sell the VARIABLE ANNUITY CONTRACTS through certain legally authorized persons and organizations. These dealers are compensated under a standard Compensation Schedule.

LINCOLN LIFE is the principal underwriter for the VARIABLE ANNUITY CONTRACTS. We may not offer a contract continuously or in every state. LINCOLN LIFE retains no underwriting commissions from the sale of the VARIABLE ANNUITY CONTRACTS.

CALCULATION OF PERFORMANCE DATA

A. MONEY MARKET FUNDED SUBACCOUNTS:


    1.  Seven-day yield: 4.37%
        Length of base period used in computing the yield: 7 days
        Last Day in the base period: December 31, 1997



    2. The yield reported above and in the table of condensed financial information in the Prospectus is determined by calculating the change in unit value for the base period (the 7-day period ended December 31, 1997); then dividing this figure by the account value at the beginning of the period; then annualizing this result by the factor of 365/7. This yield includes all deductions charged to the CONTRACTOWNER'S account, and excludes any realized gains and losses from the sale of securities.

B. OTHER SUBACCOUNTS:

    1. TOTAL RETURN -- the tables below show, for the various SUBACCOUNTS of the VAA, an average annual total return as of the stated periods, based upon a hypothetical initial PURCHASE PAYMENT of $1,000, calculated according to the formula set out after the table.

The first table below sets out performance data for each of the SUBACCOUNTS for CONTRACTS without the EGMDB. The second table below sets out hypothetical performance data for each of the SUBACCOUNTS for CONTRACTS with the EGMDB. The hypothetical performance shown in the second table is based on the actual performance of the SUBACCOUNTS, but reflects the charges that hypothetically would have been made had the EGMDB been available under the CONTRACTS for the period indicated.


AVERAGE ANNUAL TOTAL RETURN
PERIOD ENDING DECEMBER 31, 1997
CONTRACTS WITHOUT EGMDB



                                                          1-YEAR                          5-YEARS                  10-YEARS
                                                              SINGLE &                         SINGLE &                 SINGLE &
                                         PERIODIC             FLEXIBLE             PERIODIC    FLEXIBLE     PERIODIC    FLEXIBLE
                                         PYMT.                PREM.                PYMT.       PREM.        PYMT.       PREM.
                                         MULTI                MULTI FUND           MULTI       MULTI FUND   MULTI       MULTI FUND
                                         FUND 1               2, 3, & 4            FUND 1      2, 3, & 4    FUND 1      2, 3, & 4
                                         CONTRACTS            CONTRACTS            CONTRACTS   CONTRACTS    CONTRACTS   CONTRACTS
----------------------------------------------------------------------------------------------------------------------------------
Bond
Commenced Activity on December 21, 1981               -0.55%              1.61%       5.46%        5.90%       7.83%        7.83%
---------------------------------------
Growth and Income
Commenced Activity on December 21, 1981               19.06%             21.65%      17.73%       18.22%      14.66%       14.66%
---------------------------------------
International
Commenced Activity on May 1, 1991                     -3.51%             -1.41%      10.65%       11.10%       6.18%        6.67%
---------------------------------------
Managed
Commenced Activity on April 29, 1983                  10.77%             13.18%      12.02%       12.48%      11.26%       11.26%
---------------------------------------
Global Asset Allocation
Commenced Activity on August 3, 1987                   8.65%             11.02%      12.37%       12.83%      11.42%       11.42%
---------------------------------------
Social Awareness
Commenced Activity on May 2, 1988                     25.12%             27.84%      21.41%       21.91%      17.39%       17.89%*
---------------------------------------
Special Opportunities
Commenced Activity on December 21, 1981               16.61%             19.14%      16.11%       16.59%      15.14%       15.14%
---------------------------------------
Aggressive Growth
Commenced Activity on January 3, 1994                 12.05%             14.49%          *            *       11.57%*      12.76%*
---------------------------------------
Capital Appreciation
Commenced Activity on January 3, 1994                 14.01%             16.49%          *            *       14.70%*      15.93%*
---------------------------------------
Equity-Income
Commenced Activity on January 3, 1994                 18.89%             21.47%          *            *       18.55%*      19.81%*
---------------------------------------
Trend Series
Commenced Activity on May 1, 1996                     10.50%             12.90%          *            *        5.56%*       6.93%*
---------------------------------------
Decatur Total Return Series
Commenced Activity on May 1, 1996                     19.28%             21.88%          *            *       19.28%*      20.83%*
---------------------------------------
Global Bond Series
Commenced Activity on May 1, 1996                     -8.17%             -6.17%          *            *        1.15%*       2.46%*
---------------------------------------


* The lifetime of this SUBACCOUNT is less than the complete period indicated. The performance shown is for the period from commencement of activity.

AVERAGE ANNUAL TOTAL RETURN
PERIOD ENDING DECEMBER 31, 1997
CONTRACTS WITH EGMDB



                                                           1-YEAR                           5-YEARS                  10-YEARS
                                                               SINGLE &                          SINGLE &                 SINGLE &
                                         PERIODIC              FLEXIBLE              PERIODIC    FLEXIBLE     PERIODIC    FLEXIBLE
                                         PYMT.                 PREM.                 PYMT.       PREM.        PYMT.       PREM.
                                         MULTI                 MULTI FUND            MULTI       MULTI FUND   MULTI       MULTI FUND
                                         FUND 1                2, 3, & 4             FUND 1      2, 3, & 4    FUND 1      2, 3, & 4
                                         CONTRACTS             CONTRACTS             CONTRACTS   CONTRACTS    CONTRACTS   CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
Bond
Commenced Activity on December 21, 1981                -0.85%                1.30%      5.14%        5.58%       7.50%        7.50%
---------------------------------------
Growth and Income
Commenced Activity on December 21, 1981                18.70%               21.28%     17.38%       17.86%      14.32%       14.32%
---------------------------------------
International
Commenced Activity on May 1, 1991                      -3.80%               -1.71%     10.31%       10.77%       5.86%        6.35%
---------------------------------------
Managed
Commenced Activity on April 29, 1983                   10.43%               12.83%     11.68%       12.14%      10.92%       10.92%
---------------------------------------
Global Asset Allocation
Commenced Activity on August 3, 1987                    8.32%               10.68%     12.03%       12.49%      11.09%*      11.09%*
---------------------------------------
Social Awareness
Commenced Activity on May 2, 1988                      24.74%               27.45%     21.05%       21.55%      17.04%*      17.53%*
---------------------------------------
Special Opportunities
Commenced Activity on December 21, 1981                16.25%               18.78%     15.76%       16.24%      14.80%       14.80%
---------------------------------------
Aggressive Growth
Commenced Activity on January 3, 1994                  11.71%               14.14%         *            *       11.22%*      12.41%*
---------------------------------------
Capital Appreciation
Commenced Activity on January 3, 1994                  13.67%               16.14%         *            *       14.34%*      15.57%*
---------------------------------------
Equity-Income
Commenced Activity on January 3, 1994                  18.53%               21.10%         *            *       18.18%*      19.44%*
---------------------------------------
Trend Series
Commenced Activity on May 1, 1996                      10.16%               12.56%         *            *        5.25%*       6.61%*
---------------------------------------
Decatur Total Return Series
Commenced Activity on May 1, 1996                      18.92%               21.51%         *            *       18.92%*      20.46%*
---------------------------------------
Global Bond Series
Commenced Activity on May 1, 1996                      -8.45%               -6.46%         *            *        0.84%*       2.15%*
---------------------------------------


* The lifetime of this SUBACCOUNT is less than the complete period indicated. The performance shown is for the period from commencement of activity.

The length of the periods and the last day of each period used in the above tables are set out in the table headings. The Average annual total return for each period was determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula --

P (1 + T)(n) = ERV
Where: P = a hypothetical initial PURCHASE PAYMENT of $1,000
T = average annual total return for the period in question n = number of years
ERV = redeemable value (as of the end of the period in question) of a hypothetical $1,000 PURCHASE PAYMENT made at the beginning of the 1-year, 5-year, or 10-year period in question (or fractional portion thereof)

The formula assumes that: 1) all recurring fees have been charged to CONTRACTOWNER accounts; 2) all applicable nonrecurring charges are deducted at the end of the period in question; and 3) there will be a complete redemption at the end of the period in question. The performance figures shown in the tables above relate to the contract form containing the highest level of charges.

    2.  NONSTANDARDIZED PERFORMANCE DATA
The VAA advertises the performance of its various SUBACCOUNTS by observing how they perform over various time periods -- monthly, year-to-date, yearly (fiscal year); and over periods of three years and more. Monthly, year-to-date and yearly performance are computed on a cumulative basis; performance for a three-year period and for greater periods is computed both on a cumulative and on an annualized basis.

Cumulative quotations are arrived at by calculating the change in the ACCUMULATION UNIT value between the first and last day of the base period being measured, and expressing the difference as a percentage of the unit value at the beginning of the base period. The calculation reflects the mortality and expense risk fees under the CONTRACTS and the management fees and other expenses of the FUND and SERIES. The calculation does not include SURRENDER CHARGES or the account charge, which, if included, would decrease the performance.

Annualized quotations are arrived at by applying a formula which determines the level rate of return which, if earned over the entire base period, would produce the cumulative return.

The first table below sets out performance data for each of the SUBACCOUNTS for CONTRACTS without the EGMDB. The second table below sets out hypothetical performance data for each of the SUBACCOUNTS for CONTRACTS with the EGMDB. The hypothetical performance shown in the second table is based on the actual performance of the SUBACCOUNTS, but reflects the charges that hypothetically would have been made had the EGMDB been available under the CONTRACTS for the period indicated.
The tables below set out representative performance quotations, according to the definitions above, for each of the SUBACCOUNTS, for the following base periods:
1) monthly; 2) year-to-date; 3) yearly; and 4) a three-year period. For all quotations except 2), the end of the base period is December 31, 1996. For quotation 2, the end of the base period is November 30, 1996. (The year-to-date quotation would equal the yearly quotation if the end of the base period selected for the former were December 31.) In addition, the VAA may advertise by quotations with base periods of more than three years. These will be calculated in an identical manner to the method used to calculate the quotation for the three-year period; the only difference is that the base period utilized in the formula will be longer.

NONSTANDARDIZED PERFORMANCE DATA
SUBACCOUNTS OF ACCOUNT C (CONTRACTS WITHOUT EGMDB)


TYPE OF
PERFORMANCE                     SUBACCOUNT
DATA                AG     B       CA     EI      GAA    GI      I      M
-----------------------------------------------------------------------------
Monthly
(12/31/97)           0.71%   0.98%  0.61%   2.38%  0.94%   1.84%  1.39%  1.15%
Year-to-Date
(11/30/97)          21.00    7.11  23.23   26.28  17.06   27.14   3.50  19.09
Yearly
(12/31/97)          21.86    8.15  23.99   29.29  18.16   29.48   4.94  20.46
3-Year Cumulative   88.24   29.22  85.26  105.41  65.67  110.11  22.86  71.61
3-Year Annualized   23.47    8.92  22.82   27.12  18.33   28.08   7.10  19.72



TYPE OF
PERFORMANCE                     SUBACCOUNT
DATA                MM     SA      SO     TS      DTRS   GBS
-----------------------------------------------------------------------------
Monthly
(12/31/97)           0.35%   2.27%  1.86%   1.32%  3.21%  -1.21%
Year-to-Date
(11/30/97)           3.70   33.04  24.50   18.60  25.69    1.10
Yearly
(12/31/97)           4.06   36.06  26.81   20.17  29.72   -0.13
3-Year Cumulative   13.18  146.90  91.68       *      *       *
3-Year Annualized    4.21   35.16  24.22       *      *       *



Key: AG=Aggressive Growth; B=Bond; CA=Capital Appreciation; EI=Equity-Income; GAA=Global Asset Allocation; GI=Growth and Income; I=International; M=Managed; MM=Money Market; SA=Social Awareness; SO=Special Opportunities; TS=Trend Series; DTRS=Decatur Total Return Series; GBS=Global Bond Series



* The lifetime of this SUBACCOUNT is less than the complete period indicated.


All performance quotations may be advertised on a cumulative basis; performance quotations with a base period of two years or longer may also be advertised on an annualized basis.

NONSTANDARDIZED PERFORMANCE DATA
SUBACCOUNTS OF ACCOUNT C (CONTRACTS WITH EGMDB)


TYPE OF
PERFORMANCE                     SUBACCOUNT
DATA                AG     B      CA     EI      GAA    GI      I      M
----------------------------------------------------------------------------
Monthly
(12/31/97)           0.68%  0.95%  0.59%   2.35%  0.91%   1.81%  1.37%  1.13%
Year-to-Date
(11/30/97)          20.66   6.81  22.89   25.93  16.74   26.79   3.21  18.76
Yearly
(12/31/97)          21.49   7.82  23.61   28.89  17.80   29.08   4.62  20.10
3-Year Cumulative   86.54  28.06  83.60  103.56  64.18  108.22  21.76  70.06
3-Year Annualized   23.10   8.59  22.45   26.74  17.97   27.70   6.78  19.36



TYPE OF
PERFORMANCE                     SUBACCOUNT
DATA                MM     SA      SO     DTRS    TS     GBS
-----------------------------------------------------------------------------
Monthly
(12/31/97)           0.33%   2.25%  1.83%   3.18%  1.29%  -1.24%
Year-to-Date
(11/30/97)           3.41   32.67  24.15   25.34  18.27    0.82
Yearly
(12/31/97)           3.75   35.65  26.42   29.33  19.80   -0.43
3-Year Cumulative   12.16  144.68  89.95       *      *       *
3-Year Annualized    3.90   34.75  23.85       *      *       *



Key: AG=Aggressive Growth; B=Bond; CA=Capital Appreciation; EI=Equity-Income; GAA=Global Asset Allocation; GI=Growth and Income; I=International; M=Managed; MM=Money Market; SA=Social Awareness; SO=Special Opportunities; TS=Trend Series; DTRS=Decatur Total Return Series; GBS=Global Bond Series



* The lifetime of this SUBACCOUNT is less than the complete period indicated.


All performance quotations may be advertised on a cumulative basis; performance quotations with a base period of two years or longer may also be advertised on an annualized basis.

ANNUITY PAYOUTS

VARIABLE ANNUITY PAYOUTS

Variable ANNUITY PAYOUTS will be determined on the basis of: (1) the value of the contract on the ANNUITY COMMENCEMENT DATE; (2) the annuity tables contained in the CONTRACT; (3) the type of ANNUITY OPTION selected; and (4) the investment performance of the eligible FUND(S) selected. In order to determine the amount of variable ANNUITY PAYOUTS, LINCOLN LIFE makes the following calculation: first, it determines the dollar amount of the first payout; second, it credits the ANNUITANT with a fixed number of ANNUITY UNITS based on the amount of the first payout; and third, it calculates the value of the ANNUITY UNITS each period thereafter. These steps are explained below.

The dollar amount of the first variable ANNUITY PAYOUT is determined by applying the total value of the ACCUMULATION UNITS credited under the CONTRACT valued as of the ANNUITY COMMENCEMENT DATE (less any premium taxes) to the annuity tables contained in the CONTRACT. The first variable ANNUITY PAYOUT will be paid 14 days after the ANNUITY COMMENCEMENT DATE. This date will become the date on which all future ANNUITY PAYOUTS will be paid. Amounts shown in the tables are based on the 1971 Individual Annuity Mortality Tables for the SINGLE PREMIUM, PERIODIC PREMIUM and FLEXIBLE PREMIUM Multi Fund 2 and 3 ANNUITY CONTRACTS and the 1983(a) Individual Mortality Table for FLEXIBLE PREMIUM ANNUITY CONTRACT Multi Fund 4 modified, with an assumed investment return at the rate of 5% per annum. The first ANNUITY PAYOUT is determined by multiplying the benefit per $1,000 of value shown in the CONTRACT tables by the number of thousands of dollars of CONTRACT VALUE under the CONTRACT. These annuity tables vary according to the form of annuity selected and the age of the ANNUITANT at the ANNUITY COMMENCEMENT DATE. The 5% interest rate stated above is the measuring point for subsequent ANNUITY PAYOUTS. If the actual Net Investment Rate (annualized) exceeds 5%, the payment will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than 5%, ANNUITY PAYOUTS will decrease. If the assumed rate of interest were to be increased, ANNUITY PAYOUTS would start at a higher level but would decrease more rapidly or increase more slowly.

LINCOLN LIFE may use sex distinct annuity tables in CONTRACTS that are not associated with employer sponsored plans where not prohibited by law.

At an ANNUITY COMMENCEMENT DATE, the ANNUITANT is credited with ANNUITY UNITS for each SUBACCOUNT on which variable ANNUITY PAYOUTS are based. The number of ANNUITY UNITS to be credited is determined by dividing the amount of the first payout by the value of an ANNUITY UNIT in each SUBACCOUNT selected. Although the number of ANNUITY UNITS is fixed by this process, the value of such units will vary with the value of the underlying eligible FUNDS. The amount of the second and subsequent ANNUITY PAYOUTS is determined by multiplying the CONTRACTOWNER'S fixed number of ANNUITY UNITS in each SUBACCOUNT by the appropriate ANNUITY UNIT value for the VALUATION DATE ending 14 days before the date that payment is due.

The value of each SUBACCOUNT ANNUITY UNIT was set initially at $1.00. The ANNUITY UNIT value for each SUBACCOUNT at the end of any VALUATION DATE is determined by multiplying the SUBACCOUNT ANNUITY UNIT value for the immediately preceding VALUATION DATE by the product of:

a. The net investment factor of the SUBACCOUNT for the VALUATION PERIOD for which the ANNUITY UNIT value is being determined, and

b.  A factor to neutralize the assumed investment return in the annuity table.

The value of the ANNUITY UNITS is determined as of a VALUATION DATE 14 days before the payout date in order to permit calculation of amounts of ANNUITY PAYOUTS and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.

PROOF OF AGE, SEX AND SURVIVAL

LINCOLN LIFE may require proof of age, sex or survival of any payee upon whose age, sex or survival PAYOUTS depend.

FEDERAL TAX STATUS

GENERAL

The operations of the VAA form a part of, and are taxed with, the operations of LINCOLN LIFE under the Internal Revenue Code of 1986, as amended (the CODE). Investment income and realized net capital gains on the assets of the VAA are reinvested and taken into account in determining the ACCUMULATION and ANNUITY UNIT values. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the CONTRACT. Under existing federal income tax law, LINCOLN LIFE believes that VAA investment income and realized net capital gains are not taxed to the extent they are retained as part of the reserves under the CONTRACTS. Accordingly, LINCOLN LIFE does not anticipate that it will incur any federal income tax liability attributable to the VAA, and therefore it does not intend to make any provision for such taxes. However, if changes in the federal tax laws or interpretations thereof result in LINCOLN LIFE'S being taxed on income or gains attributable to the VAA, then LINCOLN LIFE may impose a charge against the VAA in order to make provision for payment of such taxes.

TAX STATUS OF NONQUALIFIED CONTRACTS

The CODE (Section 72(s)) provides that CONTRACTS issued after January 18, 1985, will not be treated as annuity CONTRACTS for purposes of Section 72 unless the CONTRACT provides that (A) if any CONTRACTOWNER dies on or after the annuity starting date, but before the time the entire interest in the CONTRACT has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution in effect at the time of the CONTRACTOWNER'S death; and (B) if any CONTRACTOWNER dies before the annuity starting date, the entire interest must be distributed within five years after the death of the CONTRACTOWNER. These requirements are considered satisfied to the extent that any portion of the CONTRACTOWNER'S interest that is payable to or for the benefit of a designated BENEFICIARY is distributed over that designated BENEFICIARY'S life, or a period not extending beyond the designated BENEFICIARY'S life expectancy, and if that distribution begins within one year of the CONTRACTOWNER'S death. The designated BENEFICIARY must be a natural person. CONTRACTS issued after January 18, 1985 contain provisions intended to comply with these CODE requirements, although regulations interpreting these requirements have yet to be issued. LINCOLN LIFE intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulation or otherwise.

QUALIFIED CONTRACTS

The rules governing the tax treatment of contributions and distributions under qualified plans, as set forth in the CODE and applicable rulings and regulations, are complex and subject to change. These rules also vary according to the type of plan and the terms and conditions of the plan itself. Therefore, no attempt is made herein to provide more than general information about the use of CONTRACTS with the various types of plans, based on LINCOLN LIFE'S understanding of the current federal tax laws as interpreted by the Internal Revenue Service (IRS). Purchasers of CONTRACTS for use with such a plan and plan participants and BENEFICIARIES should consult counsel and other competent advisors as to the suitability of the plan and the CONTRACT to their specific needs, and as to applicable CODE limitations and tax consequences. Participants under such plans, as well as CONTRACTOWNERS, ANNUITANTS and BENEFICIARIES, should also be aware that the rights of any person to any benefits under such plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the CONTRACT.

Following are brief descriptions of the various types of plans and of the use of CONTRACTS in connection therewith.

PUBLIC SCHOOL SYSTEMS AND SECTION 501(C)(3) ORGANIZATIONS (403(B))

Payments made to purchase annuity CONTRACTS by public school systems or certain
Section 501(c)(3) organizations for their employees are excludable from the gross income of the employee to the extent that aggregate payments for the employee do not exceed the exclusion allowance provided by Section 403(b) of the CODE, the over-all limits for excludable contributions of Section 415 of the CODE or the limit on elective contributions. Furthermore, the investment results of the FUND credited to the account are not taxable until benefits are received either in the form of ANNUITY PAYOUTS or in a single sum.

If an employee's individual account is surrendered, usually the full amount received would be includable in income for that year at ordinary rates.

QUALIFIED CORPORATE EMPLOYEE'S PENSION AND PROFIT-SHARING TRUSTS AND QUALIFIED ANNUITY PLANS

Payments made by a corporate employer and the increments on all payments for qualified corporate plans are not taxable as income to the employee until distributed. However, the employee may be required to include these amounts in gross income before distribution if the qualified plan or trust loses its qualification. Corporate plans qualified under Sections 401(a) or 403(a) of the CODE are subject to extensive rules, including limitations on maximum contributions or benefits.

Distributions of amounts in excess of nondeductible employee contributions allocated to such distributions are generally taxable as ordinary income. If an employee or BENEFICIARY receives a LUMP SUM distribution, that is, if the employee or BENEFICIARY receives in a single tax year the total amounts payable with respect to that employee and the benefits are paid as a result of the employee's death or separation from service or after the employee attains
59 1/2, taxable gain may be either eligible for special LUMP SUM averaging treatment or, if the recipient was age 50 before January 1, 1986, eligible for taxation at a 20% rate to the extent the distribution reflects payouts made before January 1, 1974. For plan years beginning after December 31, 1996, tax exempt organizations (except state or local governments) may have 401(k) plans. These special tax rules are not available in all cases.

SELF-EMPLOYED INDIVIDUALS (H.R. 10 OR KEOGH)

Under CODE provisions, self-employed individuals may establish plans commonly known as H.R. 10 or Keogh plans for themselves and their employees. The tax consequences to participants under such plans depend upon the plan itself. Such plans are subject to special rules in addition to those applicable to qualified corporate plans, although certain of these rules have been repealed or modified effective in 1984. Purchasers of the CONTRACTS to use with H.R. 10 plans should seek competent advice as to suitability of plan documents and the funding contracts.

INDIVIDUAL RETIREMENT ANNUITIES (IRA)

Under Section 408 of the CODE, individuals may participate in a retirement program known as an IRA. An individual may make an annual IRA contribution of up to the lesser of $2,000 (or $4,000 if IRAs are maintained for both the individual and the nonworking spouse and they file a joint tax return) or 100% of compensation. However, IRA contributions may be nondeductible in whole or in part if (1) the individual or the spouse is an active participant in certain other retirement programs and (2) the income of the individual (or of the individual and the spouse) exceeds a specified amount. Distributions from certain types of retirement plans may be rolled over to an IRA on a tax-deferred basis if certain requirements are met. Distributions from IRA's are subject to certain restrictions. Deductible IRA contributions and all earnings will be taxed as ordinary income when distributed. The failure to satisfy certain CODE requirements with respect to an IRA results in adverse tax consequences.


ROTH IRAS



Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to $2,000 per year. This limitation is phased out for adjusted gross income between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $15,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs.



Qualified distributions from Roth IRAs are entirely tax free. A qualified distribution requires that the individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor.



An individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the non-Roth IRA being rolled over that represents income or a previously deductible IRA contribution. For rollovers in 1998, the individual may pay that tax ratably in 1998 and over the succeeding three years. There are no similar limitations on rollovers from a Roth IRA to another Roth IRA.


DEFERRED COMPENSATION PLANS (457 PLANS)

Under the CODE provisions, employees and independent contractors (participants) performing services for state and local governments and tax-exempt organizations may establish deferred compensation plans. Plans of state or local governments established on August 20, 1996, or later, must hold all assets and income in trust (or custodial accounts or an ANNUITY CONTRACT) for the exclusive benefit of participants and their BENEFICIARIES. Section 457 plans that were in existence before August 20, 1996 are allowed until January 1, 1999 to meet this requirement. While participants in such plans may be permitted to specify the form of investment in which their plan accounts will participate, all such investments are owned by the sponsoring employer and are subject to the claims of its creditors. The amounts deferred under a plan which meet the requirements of Section 457 of the CODE are not taxable as income to the participant until paid or otherwise made available to the participant or BENEFICIARY. Deferrals are taxed as compensation from the employer when they are actually or constructively received by the employee. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $7,500 (as indexed) or 33 1/3% of the participant's includable compensation. However, in the limited circumstances, up to $15,000 may be deferred in each of the last three years before retirement.

SIMPLIFIED EMPLOYEE PENSION PLANS (SEP)

An employer may make contributions on behalf of employees to a SEP as provided by Section 408(k) of the CODE. The contributions and distribution dates are limited by the CODE provisions. All distributions from the plan will be taxed as ordinary income. For tax years after 1996, salary reduction SEP's (SAR/SEP) may no longer be established. However, SAR/SEPs in existence prior to January 1, 1997 may continue to receive contributions.

Any distribution before the employee attains age 59 1/2 (except in the event of death or disability) or the failure to satisfy certain other CODE requirements may result in adverse tax consequences.

SAVINGS INCENTIVE MATCHED PLAN FOR EMPLOYEES (SIMPLE)

Employers with 100 or fewer employees who earned $5,000 during the proceeding year, may establish SIMPLEs. For tax years beginning after December 31, 1996, SIMPLE plans are available and may be in the form of an IRA or part of a 401(k) plan. Under a SIMPLE IRA, employees are permitted to make elective contributions to an IRA, stated as a percentage of the employees compensation, but not to exceed $6,000 annually as indexed. Such deferrals are not subject to income tax until withdrawn. WITHDRAWALS made by an employee in the first two years of the employees participation are subject to a 25% penalty. Later WITHDRAWALS are subject to penalties applicable to IRAs. Under a SIMPLE 401(k), employee deferrals are limited to no more than $6,000 annually. Employer contributions are usually required for each type of SIMPLE.

TAX ON DISTRIBUTIONS FROM QUALIFIED CONTRACTS


The following rules generally apply to distributions from CONTRACTS purchased in connection with the plans discussed previously, other than deferred compensation plans and Roth IRAs.


The portion, if any, of any contribution under a CONTRACT made by or on behalf of an individual which is not excluded from the employee's gross income (generally, the employee's own nondeductible contributions) constitutes the investment in the CONTRACT. If a distribution is made in the form of ANNUITY PAYOUTS, the employee's investment in the CONTRACT (adjusted for certain refund provisions) divided by the life expectancy (or other period for which ANNUITY PAYOUTS are expected to be made) constitutes a tax-free return of capital each year. The dollar amount of ANNUITY PAYOUTS received in any year in excess of such return is taxable as ordinary income. All distributions will be fully taxable once the employee is deemed to have recovered the dollar amount of the investment in the CONTRACT.

If a SURRENDER of or WITHDRAWAL from the CONTRACT is effected and distribution is made from the plan in a single payout, the proceeds may qualify for special LUMP SUM distribution treatment under certain qualified plans, as discussed above. Otherwise, the amount by which the payment exceeds the investment in the CONTRACT (adjusted for any prior WITHDRAWAL) allocated to that payment, if any, will be taxed as ordinary income in the year of receipt. Rules generally provide that all distributions which are not received as an annuity will be taxed as a pro rata distribution of taxable and nontaxable amounts (rather than as a distribution first of nontaxable amounts).


Distributions from qualified plans, Keoghs, SEPs, 403(b) plans and IRAs will be subject to a 10% penalty tax if made before age 59 1/2 unless certain other exceptions apply. Failure to meet certain minimum distribution requirements for the above plans, as well as for Section 457 plans, will result in a 50% excise tax. Various other adverse tax consequences may also be potentially applicable in certain circumstances to these types of plans.


Upon an employee's death, the taxation of benefits payable to the BENEFICIARY generally follows these same principles, subject to a variety of special rules.

OTHER CONSIDERATIONS

It should be understood that the foregoing comments about the federal tax consequences under these CONTRACTS are not exhaustive and that special rules are provided with respect to other tax situations not discussed herein. Further, the foregoing discussion does not address any applicable state, local or foreign tax laws. Finally, in recent years numerous changes have been made in the federal income tax treatment of CONTRACTS and retirement plans, which are not fully discussed above. Before an investment is made in any of the CONTRACTS, a competent tax advisor should be consulted.

DETERMINATION OF
ACCUMULATION AND
ANNUITY UNIT VALUE


A description of the days on which ACCUMULATION and ANNUITY UNITS will be valued is given in the Prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that in 1998 it will be closed on New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. It may also be closed on other days.


Since the portfolios of some of the FUNDS and SERIES will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those FUNDS and SERIES and of the VARIABLE ACCOUNT could therefore be significantly affected) on days when the investor has no access to those FUNDS and SERIES.

ADVERTISING AND SALES LITERATURE

As set forth in the Prospectus, LINCOLN LIFE may refer to the following organizations (and others) in its marketing materials:

A.M. BEST'S RATING SYSTEM evaluates the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.

DUFF & PHELPS insurance company claims paying ability (CPA) service provides purchasers of insurance company policies and contracts with analytical and statistical information on the solvency and liquidity of major U.S licensed insurance companies, both mutual and stock.

EAFE Index is prepared by Morgan Stanley Capital International (MSCI). It measures performance of securities in Europe, Australia and the Far East. The index reflects the movements of world stock markets by representing the evolution of an unmanaged portfolio. The EAFE Index offers international diversification with over 1000 companies across 20 different countries.

LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

MOODY'S insurance claims-paying rating is a system of rating insurance company's financial strength, market leadership and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

MORNINGSTAR is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and VARIABLE ANNUITY CONTRACTS.

STANDARD & POOR's CORP. insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with the terms. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.

VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to VARIABLE ANNUITY CONTRACT features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

STANDARD & POOR'S 500 INDEX (S&P 500) -- broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the S&P 500. The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares and publication of the index itself are services of Standard & Poor's Corp., a financial advisory, securities rating and publishing firm.

NASDAQ-OTC Price Index -- this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

DOW JONES INDUSTRIAL AVERAGE (DJIA) -- price-weighted average of 30 actively traded blue chip stocks, primarily industrials but including American Express Co. and American Telephone and Telegraph Co. Prepared and published by Dow Jones & Co., it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

INTERNET -- As an electronic communications network may be used to provide information regarding LINCOLN LIFE performance of the SUBACCOUNTS and advertisement literature.

In its advertisements and other sales literature for the VAA and the eligible FUNDS, LINCOLN LIFE intends to illustrate the advantages of the CONTRACTS in a number of ways:

COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the VARIABLE ANNUITY CONTRACT. For example, but not by way of limitation, the literature may emphasize the potential savings through tax deferral; the potential advantage of the VARIABLE ACCOUNT over the fixed side; and the compounding effect when a client makes regular contributions to his or her account.

DOLLAR-COST AVERAGING ILLUSTRATIONS. These illustrations will generally discuss the price-leveling effect of making regular purchases in the same SUBACCOUNTS over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased for those SUBACCOUNTS.

AUTOMATIC WITHDRAWAL SERVICE. A service provided by LINCOLN LIFE, through which a CONTRACTOWNER may take any distribution allowed by CODE Section 401(a)(9) in the case of qualified CONTRACTS, or permitted under CODE Section 72 in the case of nonqualified CONTRACTS, by way of an automatically generated payment.

EARNINGS SWEEP. A service provided by LINCOLN LIFE which allows a client to designate one of the variable SUBACCOUNTS or the fixed side as a holding account, and to transfer earnings from that side to any other variable SUBACCOUNT. The CONTRACTOWNER chooses a specific FUND as the holding account. At specific intervals, account value in the holding account fund that exceeds a certain designated baseline amount is automatically transferred to another specified FUND(S). The minimum account value required for the Earnings Sweep feature is $10,000.


LINCOLN LIFE'S CUSTOMERS. Sales literature for the VAA, the FUNDS and series may refer to the number of employers and the number of individual annuity clients which LINCOLN LIFE serves. As of March 17, 1998, LINCOLN LIFE was serving over 13,000 organizations and had more than 1 million annuity clients.



LINCOLN LIFE'S ASSETS, SIZE. LINCOLN LIFE may discuss its general financial condition (see, for example, the reference to A.M. Best Co., above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any subclassification of those companies, based upon recognized evaluation criteria. For example, at year-end 1997, LINCOLN LIFE was the 6th largest U.S. stock life insurance company based on overall assets.


Sales literature may reference the Multi Fund newsletter which is a newsletter distributed quarterly to clients of the VAA. The contents of the newsletter will be a commentary on general economic conditions and, on some occasions, referencing matters in connection with the Multi Fund annuity.

Sales literature and advertisements may reference these and other similar reports from Best's or other similar publications which report on the insurance and financial services industries.

The graphs below compare accumulations attributable to contributions to conventional savings vehicles such as savings accounts at a bank or credit union, nonqualified CONTRACTS purchased with after tax contributions, and qualified CONTRACTS purchased with pre-tax contributions under tax-favored retirement programs.

THE POWER OF TAX DEFERRED GROWTH

The hypothetical chart below compares the results of contributing $1,200 per year ($100 per month) during the time periods illustrated. Each graph assumes a 28% tax rate and an 8% fixed rate of return (before fees

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            CONVENTIONAL      NONQUALIFIED       TAX DEFERRED

                  Savings    annuity contracts         annuity
                             with tax deferred      retirement
                                        growth         program
10 years          $16,049              $18,013         $25,017
15 years          $28,143              $33,761         $46,890
20 years          $44,145              $56,900         $79,028
10 years                               $16,193         $17,012
15 years                               $29,340         $33,761
20 years                               $47,688         $56,900

and charges). For tax deferred annuities (TDA), the results are based on contributing $1,666.66 ($138.88 per month) during the time periods illustrated. The additional $38.88 per month is the amount of federal taxes paid by those contributing to the conventional savings accounts or nonqualified CONTRACTS. In this example, it has been invested by the contributors to the qualified CONTRACTS. The deduction of fees and charges is also indicated in the graph. The dotted lines represent the amount remaining after deducting any taxes due and all fees (including SURRENDER CHARGES). See Charges and other deductions in the Prospectus for discussion of charges. Additionally, a 10% tax penalty (not included here) may apply to WITHDRAWALS before age 59 1/2.

The contributions and interest earnings on conventional savings accounts are usually taxed currently. For nonqualified CONTRACTS contributions are usually taxed currently, while earnings are not usually subject to income tax until withdrawn. However, contributions to and earnings on qualified plans are ordinarily not subject to income tax until withdrawn. Therefore, having greater amounts re-invested in a qualified or nonqualified plan increases the accumulation power of savings over time.

As you can see, a tax deferred plan can provide a much higher account value over a long period of time. Therefore, tax deferral is an important component of a retirement plan or other long-term financial goals. (The above chart is for illustrative purposes and should not be construed as representative of actual results, which may be more or less).

TAX BENEFITS TODAY


When you put a portion of your salary in a tax deferred retirement plan, your contributions don't appear as taxable income on your W-2 form at the end of the calendar year. So while you are contributing, you can reduce your taxes and increase your income after savings and taxes, as compared to saving the same amount in a plan that is not tax-deferred.


Here's an example: Let's assume you are single, your taxable income is $50,000, and you are in the 28% tax bracket.

                                           SAVINGS OF
                             TRADITIONAL   PRE-TAX
                             SAVINGS PLAN  DOLLARS
--------------------------------------------------------
Your income                   $   50,000     $  50,000
Tax-deferred savings                 -0-         2,400
Taxable income                    50,000        47,600
*Estimated federal income
  taxes                           10,481         9,809
Income after taxes                39,519        37,791
After-tax savings                  2,400           -0-
Remaining income after
  savings and taxes               37,119        37,791

With a tax-deferred plan, you have $672 more spendable income each year because you are paying less taxes currently.

*The above chart assumes a 28% marginal federal tax rate on conventional contributions. TDA contributions are generally taxed as ordinary income when withdrawn. Federal tax penalties generally apply to distributions before age 59 1/2. For illustrative purposes only.

FINANCIAL STATEMENTS


Financial statements for the VAA and statutory-basis financial statements and schedules of Lincoln Life appear on the following pages. For more information about the financial statements for Lincoln Life provided in this SAI, please see the cover page of this SAI.

                                         THIS PAGE WAS INTENTIONALLY LEFT BLANK.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITY
DECEMBER 31, 1997


                                                                                                                     DELAWARE
                                         PERCENT                     AGGRESSIVE                      CAPITAL         EMERGING
                                         OF NET                      GROWTH                          APPRECIATION    GROWTH
                                         ASSETS    COMBINED          ACCOUNT         BOND ACCOUNT    ACCOUNT         SERIES
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at net asset value:
 - Lincoln National Aggressive Growth
   Fund,
   Inc. - 20,538,876.338 shares at
   $16.39 per share
   (cost - $240,321,099)                    3.6%   $   336,538,224   $ 336,538,224
---------------------------------------
 - Lincoln National Bond Fund, Inc. -
   21,673,088.212 shares at $12.86 per
   share
   (cost - $256,731,556)                    3.0        278,728,827                   $ 278,728,827
---------------------------------------
 - Lincoln National Capital
   Appreciation Fund,
   Inc. - 25,239,693.100 shares at
   $17.53 per share
   (cost - $332,345,658)                    4.7        442,461,845                                   $ 442,461,845
---------------------------------------
 - Delaware Emerging Growth Series
   3,188,970.924
   shares at $17.39 per share
   (cost - $49,181,353)                     0.6         55,456,204                                                   $ 55,456,204
---------------------------------------
 - Delaware Equity/Income Series
   5,012,656.118
   shares at $18.80 per share
   (cost - $85,288,396)                     1.0         94,237,935
---------------------------------------
 - Delaware Global Bond Series
   1,181,485.729
   shares at $10.50 per share
   (cost - $12,389,777)                     0.1         12,405,600
---------------------------------------
 - Lincoln National Equity-Income Fund,
   Inc. -
   39,782,391.791 shares at $20.12 per
   share
   (cost - $555,166,058)                    8.5        800,339,302
---------------------------------------
 - Lincoln National Global Asset
   Allocation
   Fund, Inc. - 27,866,136.046 shares
   at $15.63 per
   share (cost - $336,837,273)              4.6        435,502,051
---------------------------------------
 - Lincoln National Growth and Income
   Fund,
   Inc. - 83,235,581.825 shares at
   $41.95 per share
   (cost - $2,099,399,866)                 37.0      3,491,608,711
---------------------------------------
 - Lincoln National International Fund,
   Inc. -
   31,426,189.646 shares at $14.67 per
   share
   (cost - $394,676,976)                    4.9        461,109,004
---------------------------------------
 - Lincoln National Managed Fund, Inc.
   -
   43,887,686.344 shares at $19.30 per
   share
   (cost - $597,984,621)                    9.0        847,217,671
---------------------------------------
 - Lincoln National Money Market Fund,
   Inc. -
   8,746,828.400 shares at $10.00 per
   share
   (cost - $87,468,284)                     0.9         87,468,284
---------------------------------------
 - Lincoln National Social Awareness
   Fund,
   Inc. - 34,938,768.165 shares at
   $35.66 per share
   (cost - $826,939,759)                   13.2      1,245,806,391
---------------------------------------
 - Lincoln National Special
   Opportunities Fund,
   Inc. - 23,910,129.802 shares at
   $35.06 per share
   (cost - $602,317,122)                    8.9        838,185,104
---------------------------------------  -------   ---------------   -------------   -------------   -------------   ------------
---------------------------------------
TOTAL INVESTMENTS & TOTAL ASSETS (Cost
   - $6,477,047,798)                      100.0      9,427,065,153     336,538,224     278,728,827     442,461,845     55,456,204
---------------------------------------
LIABILITY -
Payable to The Lincoln National Life
   Insurance Company                        0.0            258,012           9,083           7,626          12,070          1,491
---------------------------------------  -------   ---------------   -------------   -------------   -------------   ------------
---------------------------------------
NET ASSETS                                100.0%   $ 9,426,807,141   $ 336,529,141   $ 278,721,201   $ 442,449,775   $ 55,454,713
---------------------------------------  -------   ---------------   -------------   -------------   -------------   ------------
                                         -------   ---------------   -------------   -------------   -------------   ------------
---------------------------------------
NET ASSETS ARE REPRESENTED BY:
MULTIFUND WITHOUT GUARANTEED MINIMUM
   DEATH BENEFIT
Units in accumulation period                                           198,261,432      59,831,710     232,364,459     45,956,994
---------------------------------------
Annuity reserves units                                                     254,392          94,218         489,213              0
---------------------------------------
Unit value                                                                  $1.687          $4.632          $1.884         $1.191
---------------------------------------
Value in accumulation period                                           334,483,346     277,147,745     437,833,856     54,740,484
---------------------------------------
Annuity reserves                                                           429,181         436,433         921,803             --
---------------------------------------
                                                                     -------------   -------------   -------------   ------------
                                                                       334,912,527     277,584,178     438,755,659     54,740,484
                                                                     -------------   -------------   -------------   ------------
MULTIFUND WITH GUARANTEED MINIMUM DEATH
   BENEFIT
Units in accumulation period                                               959,741         245,847       1,963,593        600,523
---------------------------------------
Annuity reserves units
---------------------------------------
Unit value                                                                  $1.684          $4.625          $1.881         $1.189
---------------------------------------
Value in accumulation period                                             1,616,614       1,137,023       3,694,116        714,229
---------------------------------------
                                                                     -------------   -------------   -------------   ------------
TOTAL NET ASSETS                                                     $ 336,529,141   $ 278,721,201   $ 442,449,775   $ 55,454,713
---------------------------------------
                                                                     -------------   -------------   -------------   ------------
                                                                     -------------   -------------   -------------   ------------

                                         DELAWARE       DELAWARE
                                         EQUITY/        GLOBAL
                                         INCOME         BOND
                                         SERIES         SERIES
---------------------------------------
ASSETS
Investments at net asset value:
 - Lincoln National Aggressive Growth
   Fund,
   Inc. - 20,538,876.338 shares at
   $16.39 per share
   (cost - $240,321,099)
---------------------------------------
 - Lincoln National Bond Fund, Inc. -
   21,673,088.212 shares at $12.86 per
   share
   (cost - $256,731,556)
---------------------------------------
 - Lincoln National Capital
   Appreciation Fund,
   Inc. - 25,239,693.100 shares at
   $17.53 per share
   (cost - $332,345,658)
---------------------------------------
 - Delaware Emerging Growth Series
   3,188,970.924
   shares at $17.39 per share
   (cost - $49,181,353)
---------------------------------------
 - Delaware Equity/Income Series
   5,012,656.118
   shares at $18.80 per share
   (cost - $85,288,396)                  $ 94,237,935
---------------------------------------
 - Delaware Global Bond Series
   1,181,485.729
   shares at $10.50 per share
   (cost - $12,389,777)                                 $ 12,405,600
---------------------------------------
 - Lincoln National Equity-Income Fund,
   Inc. -
   39,782,391.791 shares at $20.12 per
   share
   (cost - $555,166,058)
---------------------------------------
 - Lincoln National Global Asset
   Allocation
   Fund, Inc. - 27,866,136.046 shares
   at $15.63 per
   share (cost - $336,837,273)
---------------------------------------
 - Lincoln National Growth and Income
   Fund,
   Inc. - 83,235,581.825 shares at
   $41.95 per share
   (cost - $2,099,399,866)
---------------------------------------
 - Lincoln National International Fund,
   Inc. -
   31,426,189.646 shares at $14.67 per
   share
   (cost - $394,676,976)
---------------------------------------
 - Lincoln National Managed Fund, Inc.
   -
   43,887,686.344 shares at $19.30 per
   share
   (cost - $597,984,621)
---------------------------------------
 - Lincoln National Money Market Fund,
   Inc. -
   8,746,828.400 shares at $10.00 per
   share
   (cost - $87,468,284)
---------------------------------------
 - Lincoln National Social Awareness
   Fund,
   Inc. - 34,938,768.165 shares at
   $35.66 per share
   (cost - $826,939,759)
---------------------------------------
 - Lincoln National Special
   Opportunities Fund,
   Inc. - 23,910,129.802 shares at
   $35.06 per share
   (cost - $602,317,122)
---------------------------------------  ------------   ------------
---------------------------------------
TOTAL INVESTMENTS & TOTAL ASSETS (Cost
   - $6,477,047,798)                       94,237,935     12,405,600
---------------------------------------
LIABILITY -
Payable to The Lincoln National Life
   Insurance Company                            2,567            342
---------------------------------------  ------------   ------------
---------------------------------------
NET ASSETS                               $ 94,235,368   $ 12,405,258
---------------------------------------  ------------   ------------
                                         ------------   ------------
---------------------------------------
NET ASSETS ARE REPRESENTED BY:
MULTIFUND WITHOUT GUARANTEED MINIMUM
   DEATH BENEFIT
Units in accumulation period               62,514,884     10,909,411
---------------------------------------
Annuity reserves units                        450,356          8,169
---------------------------------------
Unit value                                     $1.461         $1.109
---------------------------------------
Value in accumulation period               91,334,715     12,099,923
---------------------------------------
Annuity reserves                              657,974          9,060
---------------------------------------
                                         ------------   ------------
                                           91,992,689     12,108,983
                                         ------------   ------------
MULTIFUND WITH GUARANTEED MINIMUM DEATH
   BENEFIT
Units in accumulation period                1,537,440        267,546
---------------------------------------
Annuity reserves units
---------------------------------------
Unit value                                     $1.459         $1.107
---------------------------------------
Value in accumulation period                2,242,679        296,275
---------------------------------------
                                         ------------   ------------
TOTAL NET ASSETS                         $ 94,235,368   $ 12,405,258
---------------------------------------
                                         ------------   ------------
                                         ------------   ------------



See accompanying notes.

                                         EQUITY-         GLOBAL ASSET    GROWTH AND
                                         INCOME          ALLOCATION      INCOME            INTERNATIONAL   MANAGED
                                         ACCOUNT         ACCOUNT         ACCOUNT           ACCOUNT         ACCOUNT
------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at net asset value:
 - Lincoln National Aggressive Growth
   Fund,
   Inc. - 20,538,876.338 shares at
   $16.39 per share
   (cost - $240,321,099)
---------------------------------------
 - Lincoln National Bond Fund, Inc. -
   21,673,088.212 shares at $12.86 per
   share
   (cost - $256,731,556)
---------------------------------------
 - Lincoln National Capital
   Appreciation Fund,
   Inc. - 25,239,693.100 shares at
   $17.53 per share
   (cost - $332,345,658)
---------------------------------------
 - Delaware Emerging Growth Series
   3,188,970.924
   shares at $17.39 per share
   (cost - $49,181,353)
---------------------------------------
 - Delaware Equity/Income Series
   5,012,656.118
   shares at $18.80 per share
   (cost - $85,288,396)
---------------------------------------
 - Delaware Global Bond Series
   1,181,485.729
   shares at $10.50 per share
   (cost - $12,389,777)
---------------------------------------
 - Lincoln National Equity-Income Fund,
   Inc. -
   39,782,391.791 shares at $20.12 per
   share
   (cost - $555,166,058)                 $ 800,339,302
---------------------------------------
 - Lincoln National Global Asset
   Allocation
   Fund, Inc. - 27,866,136.046 shares
   at $15.63 per
   share (cost - $336,837,273)                           $ 435,502,051
---------------------------------------
 - Lincoln National Growth and Income
   Fund,
   Inc. - 83,235,581.825 shares at
   $41.95 per share
   (cost - $2,099,399,866)                                               $ 3,491,608,711
---------------------------------------
 - Lincoln National International Fund,
   Inc. -
   31,426,189.646 shares at $14.67 per
   share
   (cost - $394,676,976)                                                                   $ 461,109,004
---------------------------------------
 - Lincoln National Managed Fund, Inc.
   -
   43,887,686.344 shares at $19.30 per
   share
   (cost - $597,984,621)                                                                                   $ 847,217,671
---------------------------------------
 - Lincoln National Money Market Fund,
   Inc. -
   8,746,828.400 shares at $10.00 per
   share
   (cost - $87,468,284)
---------------------------------------
 - Lincoln National Social Awareness
   Fund,
   Inc. - 34,938,768.165 shares at
   $35.66 per share
   (cost - $826,939,759)
---------------------------------------
 - Lincoln National Special
   Opportunities Fund,
   Inc. - 23,910,129.802 shares at
   $35.06 per share
   (cost - $602,317,122)
---------------------------------------  -------------   -------------   ---------------   -------------   -------------
---------------------------------------
TOTAL INVESTMENTS & TOTAL ASSETS (Cost
   - $6,477,047,798)                       800,339,302     435,502,051     3,491,608,711     461,109,004     847,217,671
---------------------------------------
LIABILITY -
Payable to The Lincoln National Life
   Insurance Company                            21,918          11,944            95,677          12,728          23,189
---------------------------------------  -------------   -------------   ---------------   -------------   -------------
---------------------------------------
NET ASSETS                               $ 800,317,384   $ 435,490,107   $ 3,491,513,034   $ 461,096,276   $ 847,194,482
---------------------------------------  -------------   -------------   ---------------   -------------   -------------
                                         -------------   -------------   ---------------   -------------   -------------
---------------------------------------
NET ASSETS ARE REPRESENTED BY:
MULTIFUND WITHOUT GUARANTEED MINIMUM
   DEATH BENEFIT
Units in accumulation period               367,650,521     158,528,476       356,437,044     293,362,761     178,408,049
---------------------------------------
Annuity reserves units                       1,261,113         521,791         3,955,002         502,083         511,247
---------------------------------------
Unit value                                      $2.150          $2.720            $9.650          $1.562          $4.714
---------------------------------------
Value in accumulation period               790,308,116     431,188,333     3,439,732,725     458,218,383     841,011,899
---------------------------------------
Annuity reserves                             2,710,910       1,419,239        38,167,051         784,229       2,410,011
---------------------------------------
                                         -------------   -------------   ---------------   -------------   -------------
                                           793,019,026     432,607,572     3,477,899,776     459,002,612     843,421,910
                                         -------------   -------------   ---------------   -------------   -------------
MULTIFUND WITH GUARANTEED MINIMUM DEATH
   BENEFIT
Units in accumulation period                 3,400,524       1,061,444         1,412,921       1,342,514         801,564
---------------------------------------
Annuity reserves units
---------------------------------------
Unit value                                      $2.146          $2.716            $9.635          $1.560          $4.707
---------------------------------------
Value in accumulation period                 7,298,358       2,882,535        13,613,258       2,093,664       3,772,572
---------------------------------------
                                         -------------   -------------   ---------------   -------------   -------------
TOTAL NET ASSETS                         $ 800,317,384   $ 435,490,107   $ 3,491,513,034   $ 461,096,276   $ 847,194,482
---------------------------------------
                                         -------------   -------------   ---------------   -------------   -------------
                                         -------------   -------------   ---------------   -------------   -------------


                                         MARKET         AWARENESS         OPPORTUNITIES
                                         ACCOUNT        ACCOUNT           ACCOUNT
---------------------------------------
ASSETS
Investments at net asset value:
 - Lincoln National Aggressive Growth
   Fund,
   Inc. - 20,538,876.338 shares at
   $16.39 per share
   (cost - $240,321,099)
---------------------------------------
 - Lincoln National Bond Fund, Inc. -
   21,673,088.212 shares at $12.86 per
   share
   (cost - $256,731,556)
---------------------------------------
 - Lincoln National Capital
   Appreciation Fund,
   Inc. - 25,239,693.100 shares at
   $17.53 per share
   (cost - $332,345,658)
---------------------------------------
 - Delaware Emerging Growth Series
   3,188,970.924
   shares at $17.39 per share
   (cost - $49,181,353)
---------------------------------------
 - Delaware Equity/Income Series
   5,012,656.118
   shares at $18.80 per share
   (cost - $85,288,396)
---------------------------------------
 - Delaware Global Bond Series
   1,181,485.729
   shares at $10.50 per share
   (cost - $12,389,777)
---------------------------------------
 - Lincoln National Equity-Income Fund,
   Inc. -
   39,782,391.791 shares at $20.12 per
   share
   (cost - $555,166,058)
---------------------------------------
 - Lincoln National Global Asset
   Allocation
   Fund, Inc. - 27,866,136.046 shares
   at $15.63 per
   share (cost - $336,837,273)
---------------------------------------
 - Lincoln National Growth and Income
   Fund,
   Inc. - 83,235,581.825 shares at
   $41.95 per share
   (cost - $2,099,399,866)
---------------------------------------
 - Lincoln National International Fund,
   Inc. -
   31,426,189.646 shares at $14.67 per
   share
   (cost - $394,676,976)
---------------------------------------
 - Lincoln National Managed Fund, Inc.
   -
   43,887,686.344 shares at $19.30 per
   share
   (cost - $597,984,621)
---------------------------------------
 - Lincoln National Money Market Fund,
   Inc. -
   8,746,828.400 shares at $10.00 per
   share
   (cost - $87,468,284)                  $ 87,468,284
---------------------------------------
 - Lincoln National Social Awareness
   Fund,
   Inc. - 34,938,768.165 shares at
   $35.66 per share
   (cost - $826,939,759)                                $ 1,245,806,391
---------------------------------------
 - Lincoln National Special
   Opportunities Fund,
   Inc. - 23,910,129.802 shares at
   $35.06 per share
   (cost - $602,317,122)                                                  $ 838,185,104
---------------------------------------  ------------   ---------------   -------------
---------------------------------------
TOTAL INVESTMENTS & TOTAL ASSETS (Cost
   - $6,477,047,798)                       87,468,284     1,245,806,391     838,185,104
---------------------------------------
LIABILITY -
Payable to The Lincoln National Life
   Insurance Company                            2,400            34,120          22,857
---------------------------------------  ------------   ---------------   -------------
---------------------------------------
NET ASSETS                               $ 87,465,884   $ 1,245,772,271   $ 838,162,247
---------------------------------------  ------------   ---------------   -------------
                                         ------------   ---------------   -------------
---------------------------------------
NET ASSETS ARE REPRESENTED BY:
MULTIFUND WITHOUT GUARANTEED MINIMUM
   DEATH BENEFIT
Units in accumulation period               35,963,168       249,012,275     101,002,630
---------------------------------------
Annuity reserves units                         56,935           524,138         137,167
---------------------------------------
Unit value                                     $2.419            $4.950          $8.249
---------------------------------------
Value in accumulation period               86,979,858     1,232,525,060     833,140,183
---------------------------------------
Annuity reserves                              137,700         2,594,303       1,131,452
---------------------------------------
                                         ------------   ---------------   -------------
                                           87,117,558     1,235,119,363     834,271,635
                                         ------------   ---------------   -------------
MULTIFUND WITH GUARANTEED MINIMUM DEATH
   BENEFIT
Units in accumulation period                  144,247         2,155,674         472,405
---------------------------------------
Annuity reserves units
---------------------------------------
Unit value                                     $2.415            $4.942          $8.236
---------------------------------------
Value in accumulation period                  348,326        10,652,908       3,890,612
---------------------------------------
                                         ------------   ---------------   -------------
TOTAL NET ASSETS                         $ 87,465,884   $ 1,245,772,271   $ 838,162,247
---------------------------------------
                                         ------------   ---------------   -------------
                                         ------------   ---------------   -------------

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

1. ACCOUNTING POLICIES

   THE ACCOUNT: The Lincoln National Variable Annuity Account C (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (the Company) and is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Variable Account consists of one product offering a guaranteed minimum death benefit
   (GMDB) rider option.

   INVESTMENTS: The Variable Account invests in the Lincoln National Aggressive Growth Fund, Inc., Lincoln National Bond Fund, Inc., Lincoln National Capital Appreciation Fund, Inc., Lincoln National Equity-Income Fund, Inc., Lincoln National Global Asset Allocation Fund, Inc., Lincoln National Growth and Income Fund, Inc., Lincoln National International Fund, Inc., Lincoln National Managed Fund, Inc., Lincoln National Money Market Fund, Inc., Lincoln National Social Awareness Fund, Inc., Lincoln National Special Opportunities Fund, Inc., Delaware Emerging Growth Series, Delaware Equity/Income Series and the Delaware Global Bond Series (the Funds). Investments in the Funds are stated at the closing net values per share on December 31, 1997. The Funds are registered as open ended investment management companies.

   Investment transactions are accounted for on a trade-date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by the average-cost method.
   DIVIDENDS: Dividends are automatically reinvested in shares of the Funds on the payable date.
   FEDERAL INCOME TAXES: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. Using current law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

   ANNUITY RESERVES: Reserves on contracts not involving life contingencies are calculated using an assumed investment rate of 5%. Reserves on contracts involving life contingencies are calculated using a modification of the 1971 Individual Annuitant Mortality Table and an assumed investment rate of 5%.

2. MORTALITY AND EXPENSE GUARANTEES AND OTHER TRANSACTIONS WITH AFFILIATE

   Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The rates are as follows:

      -  Multifund at a daily rate of .00274525% (1.002% on an annual basis).

      - Multifund with GMDB at a daily rate of .00356712328% (1.302% on an annual basis).

   In addition, amounts retained by the Company from the proceeds of the sales of annuity contracts for contract charges and surrender charges were as follows during 1997:

Lincoln National Aggressive Growth
  Account                                $   97,296
---------------------------------------
Lincoln National Bond Account               715,809
---------------------------------------
Lincoln National Capital Appreciation
  Account                                   114,914
---------------------------------------
Delaware Emerging Growth Account             11,915
---------------------------------------
Delaware Equity Income Account               10,069
---------------------------------------
Delaware Global Bond Account                  1,315
---------------------------------------
Lincoln National Equity-Income Account      203,095
---------------------------------------
Lincoln National Global Asset
  Allocation Account                        449,871
---------------------------------------
Lincoln National Growth and Income
  Account                                 3,920,982
---------------------------------------
Lincoln National International Account      631,218
---------------------------------------
Lincoln National Managed Account            927,374
---------------------------------------
Lincoln National Money Market Account       813,396
---------------------------------------
Lincoln National Social Awareness
  Account                                 1,123,658
---------------------------------------
Lincoln National Special Opportunities
  Account                                   906,949
---------------------------------------  ----------
---------------------------------------
                                         $9,927,861
---------------------------------------  ----------
                                         ----------

   Accordingly, the Company is responsible for all sales, general, and administrative expenses applicable to the Variable Account.

                                         THIS PAGE WAS INTENTIONALLY LEFT BLANK.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS CONTINUED

3. NET ASSETS
Net Assets at December 31, 1997 consisted of the following:

                                                                                                   DELAWARE     DELAWARE
                                                         AGGRESSIVE                  CAPITAL       EMERGING     EQUITY/
                                                         GROWTH        BOND          APPRECIATION  GROWTH       INCOME
                                         COMBINED        ACCOUNT       ACCOUNT       ACCOUNT       ACCOUNT      ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
Unit Transactions:
Accumulation units                       $5,043,582,942  $227,902,481  $138,519,777  $317,396,112  $48,914,475  $82,726,689
---------------------------------------
Annuity reserves                             24,597,907       288,056       304,719       650,131           --      575,923
---------------------------------------  --------------  ------------  ------------  ------------  -----------  -----------
---------------------------------------
                                          5,068,180,849   228,190,537   138,824,496   318,046,243   48,914,475   83,302,612
Accumulated net investment income
  (loss)                                  1,306,316,744     8,667,056   118,141,970    13,022,186      (67,760)   1,861,288
---------------------------------------
Accumulated net realized gain (loss) on
  investments                               102,292,193     3,454,423      (242,536)    1,265,159      333,147      121,929
---------------------------------------
Net unrealized appreciation on
  investments                             2,950,017,355    96,217,125    21,997,271   110,116,187    6,274,851    8,949,539
---------------------------------------  --------------  ------------  ------------  ------------  -----------  -----------
---------------------------------------
                                         $9,426,807,141  $336,529,141  $278,721,201  $442,449,775  $55,454,713  $94,235,368
---------------------------------------  --------------  ------------  ------------  ------------  -----------  -----------
                                         --------------  ------------  ------------  ------------  -----------  -----------

                                         DELAWARE
                                         GLOBAL
                                         BOND
                                         ACCOUNT
---------------------------------------
Unit Transactions:
Accumulation units                       $11,765,918
---------------------------------------
Annuity reserves                               8,550
---------------------------------------  -----------
---------------------------------------
                                          11,774,468
Accumulated net investment income
  (loss)                                     528,215
---------------------------------------
Accumulated net realized gain (loss) on
  investments                                 86,752
---------------------------------------
Net unrealized appreciation on
  investments                                 15,823
---------------------------------------  -----------
---------------------------------------
                                         $12,405,258
---------------------------------------  -----------
                                         -----------

                                         EQUITY-       GLOBAL ASSET  GROWTH AND                                  MONEY
                                         INCOME        ALLOCATION    INCOME          INTERNATIONAL MANAGED       MARKET
                                         ACCOUNT       ACCOUNT       ACCOUNT         ACCOUNT       ACCOUNT       ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
Unit Transactions:
Accumulation units                       $535,946,820  $251,871,731  $1,552,007,990  $354,234,434  $358,852,074  $32,036,377
---------------------------------------
Annuity reserves                            1,666,670       839,047      15,948,964       591,808     1,268,810      102,206
---------------------------------------  ------------  ------------  --------------  ------------  ------------  -----------
---------------------------------------
                                          537,613,490   252,710,778   1,567,956,954   354,826,242   360,120,884   32,138,583
Accumulated net investment income
  (loss)                                   16,292,020    81,067,677     504,470,847    27,627,063   226,415,207   55,327,301
---------------------------------------
Accumulated net realized gain (loss) on
  investments                               1,238,630     3,046,874      26,876,388    12,210,943    11,425,341           --
---------------------------------------
Net unrealized appreciation on
  investments                             245,173,244    98,664,778   1,392,208,845    66,432,028   249,233,050           --
---------------------------------------  ------------  ------------  --------------  ------------  ------------  -----------
---------------------------------------
                                         $800,317,384  $435,490,107  $3,491,513,034  $461,096,276  $847,194,482  $87,465,884
---------------------------------------  ------------  ------------  --------------  ------------  ------------  -----------
                                         ------------  ------------  --------------  ------------  ------------  -----------


                                         AWARENESS       OPPORTUNITIES
                                         ACCOUNT         ACCOUNT
---------------------------------------
Unit Transactions:
Accumulation units                       $  748,397,217  $383,010,847
---------------------------------------
Annuity reserves                              1,743,548       609,475
---------------------------------------  --------------  ------------
---------------------------------------
                                            750,140,765   383,620,322
Accumulated net investment income
  (loss)                                     72,287,389   180,676,285
---------------------------------------
Accumulated net realized gain (loss) on
  investments                                 4,477,485    37,997,658
---------------------------------------
Net unrealized appreciation on
  investments                               418,866,632   235,867,982
---------------------------------------  --------------  ------------
---------------------------------------
                                         $1,245,772,271  $838,162,247
---------------------------------------  --------------  ------------
                                         --------------  ------------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

BALANCE SHEETS -- STATUTORY BASIS

                                                                                      DECEMBER 31
                                                                                      1997       1996
                                                                                      ---------  ---------
                                                                                      (IN MILLIONS)
                                                                                      --------------------
ADMITTED ASSETS
CASH AND INVESTMENTS:
Bonds                                                                                 $18,560.7  $19,389.6
------------------------------------------------------------------------------------
Preferred stocks                                                                          257.3      239.7
------------------------------------------------------------------------------------
Unaffiliated common stocks                                                                436.0      358.3
------------------------------------------------------------------------------------
Affiliated common stocks                                                                  412.1      241.5
------------------------------------------------------------------------------------
Mortgage loans on real estate                                                           3,012.7    2,976.7
------------------------------------------------------------------------------------
Real estate                                                                               584.4      621.3
------------------------------------------------------------------------------------
Policy loans                                                                              660.5      626.5
------------------------------------------------------------------------------------
Other investments                                                                         335.5      282.7
------------------------------------------------------------------------------------
Cash and short-term investments                                                         2,133.0      759.2
------------------------------------------------------------------------------------  ---------  ---------
Total cash and investments                                                             26,392.2   25,495.5
------------------------------------------------------------------------------------

Premiums and fees in course of collection                                                  42.4       60.9
------------------------------------------------------------------------------------
Accrued investment income                                                                 343.5      343.6
------------------------------------------------------------------------------------
Funds withheld by ceding companies                                                         44.1       25.8
------------------------------------------------------------------------------------
Other admitted assets                                                                     216.0      355.7
------------------------------------------------------------------------------------
Separate account assets                                                                31,330.9   23,735.1
------------------------------------------------------------------------------------  ---------  ---------
Total admitted assets                                                                 $58,369.1  $50,016.6
------------------------------------------------------------------------------------  ---------  ---------
                                                                                      ---------  ---------

LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
Future policy benefits and claims                                                     $ 5,872.9  $ 5,954.0
------------------------------------------------------------------------------------
Other policyholder funds                                                               16,360.1   17,262.4
------------------------------------------------------------------------------------
Amounts withheld or retained by Company as agent or trustee                               878.2      250.2
------------------------------------------------------------------------------------
Funds held under reinsurance treaties                                                     720.4      564.6
------------------------------------------------------------------------------------
Asset valuation reserve                                                                   450.0      375.5
------------------------------------------------------------------------------------
Interest maintenance reserve                                                              135.4       76.7
------------------------------------------------------------------------------------
Other liabilities                                                                         413.9      490.9
------------------------------------------------------------------------------------
Federal income taxes                                                                        0.8        4.3
------------------------------------------------------------------------------------
Net transfers due from separate accounts                                                 (761.9)    (659.7)
------------------------------------------------------------------------------------
Separate account liabilities                                                           31,330.9   23,735.1
------------------------------------------------------------------------------------  ---------  ---------
Total liabilities                                                                      55,400.7   48,054.0
------------------------------------------------------------------------------------

CAPITAL AND SURPLUS:
Common stock, $2.50 par value:
  Authorized, issued and outstanding shares -- 10 million (owned by Lincoln National
  Corporation)                                                                             25.0       25.0
------------------------------------------------------------------------------------
Paid-in surplus                                                                         1,821.8      883.4
------------------------------------------------------------------------------------
Unassigned surplus                                                                      1,121.6    1,054.2
------------------------------------------------------------------------------------  ---------  ---------
Total capital and surplus                                                               2,968.4    1,962.6
------------------------------------------------------------------------------------  ---------  ---------
Total liabilities and capital and surplus                                             $58,369.1  $50,016.6
------------------------------------------------------------------------------------  ---------  ---------
                                                                                      ---------  ---------

See accompanying notes.                                                      S-1

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF INCOME -- STATUTORY BASIS

                                                                               YEAR ENDED DECEMBER 31
                                                                               1997       1996       1995
                                                                               ---------  ---------  ---------
                                                                               (IN MILLIONS)
                                                                               -------------------------------
PREMIUMS AND OTHER REVENUES:
Premiums and deposits                                                          $ 5,589.0  $ 7,268.5  $ 4,899.1
-----------------------------------------------------------------------------
Net investment income                                                            1,847.1    1,756.3    1,772.2
-----------------------------------------------------------------------------
Amortization of interest maintenance reserve                                        41.5       27.2       34.0
-----------------------------------------------------------------------------
Commissions and expense allowances on reinsurance ceded                             99.7       90.9       98.3
-----------------------------------------------------------------------------
Expense charges on deposit funds                                                   119.3      100.7       83.2
-----------------------------------------------------------------------------
Other income                                                                        21.3       16.8       14.5
-----------------------------------------------------------------------------  ---------  ---------  ---------
Total revenues                                                                   7,717.9    9,260.4    6,901.3
-----------------------------------------------------------------------------

BENEFITS AND EXPENSES:
Benefits and settlement expenses                                                 4,522.1    5,989.9    4,184.0
-----------------------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses                          2,728.4    2,878.5    2,345.7
-----------------------------------------------------------------------------  ---------  ---------  ---------
Total benefits and expenses                                                      7,250.5    8,868.4    6,529.7
-----------------------------------------------------------------------------  ---------  ---------  ---------
Gain from operations before dividends to policyholders, income taxes and net
realized gain on investments                                                       467.4      392.0      371.6
-----------------------------------------------------------------------------
Dividends to policyholders                                                          27.5       27.3       27.3
-----------------------------------------------------------------------------  ---------  ---------  ---------
Gain from operations before federal income taxes and net realized gain on
investments                                                                        439.9      364.7      344.3
-----------------------------------------------------------------------------
Federal income taxes                                                                78.3       83.6      103.7
-----------------------------------------------------------------------------  ---------  ---------  ---------
Gain from operations before net realized gain on investments                       361.6      281.1      240.6
-----------------------------------------------------------------------------
Net realized gain on investments, net of income tax expense and excluding net
transfers to the interest maintenance reserve                                       31.3       53.3       43.9
-----------------------------------------------------------------------------  ---------  ---------  ---------
Net income                                                                     $   392.9  $   334.4  $   284.5
-----------------------------------------------------------------------------  ---------  ---------  ---------
                                                                               ---------  ---------  ---------

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS -- STATUTORY BASIS

                                                                               YEAR ENDED DECEMBER 31
                                                                               1997       1996       1995
                                                                               ---------  ---------  ---------
                                                                               (IN MILLIONS)
                                                                               -------------------------------
Capital and surplus at beginning of year                                       $ 1,962.6  $ 1,732.9  $ 1,679.6
-----------------------------------------------------------------------------
Correction of prior years' asset valuation reserve (Note 15)                       (37.6)        --         --
-----------------------------------------------------------------------------
Correction of prior year's admitted assets (Note 15)                               (57.0)        --         --
-----------------------------------------------------------------------------  ---------  ---------  ---------
                                                                                 1,868.0    1,732.9    1,679.6
CAPITAL AND SURPLUS INCREASE (DECREASE):
Net income                                                                         392.9      334.4      284.5
-----------------------------------------------------------------------------
Difference in cost and admitted investment amounts                                 (36.2)      38.6      143.2
-----------------------------------------------------------------------------
Nonadmitted assets                                                                  (0.4)      (3.0)       2.9
-----------------------------------------------------------------------------
Regulatory liability for reinsurance                                                (3.9)       0.6       (2.0)
-----------------------------------------------------------------------------
Life policy reserve valuation basis                                                 (0.9)      (0.4)       2.9
-----------------------------------------------------------------------------
Asset valuation reserve                                                            (36.9)    (105.5)    (112.5)
-----------------------------------------------------------------------------
Mortgage loan, real estate and other investment reserves                              --         --        2.2
-----------------------------------------------------------------------------
Paid-in surplus, including contribution of common stock of affiliated
company in 1997                                                                    938.4      100.0       15.1
-----------------------------------------------------------------------------
Separate account receivable due to change in valuation                              (2.6)        --       27.0
-----------------------------------------------------------------------------
Dividends to shareholder                                                          (150.0)    (135.0)    (310.0)
-----------------------------------------------------------------------------  ---------  ---------  ---------
Capital and surplus at end of year                                             $ 2,968.4  $ 1,962.6  $ 1,732.9
-----------------------------------------------------------------------------  ---------  ---------  ---------
                                                                               ---------  ---------  ---------

See accompanying notes.                                                      S-3

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS -- STATUTORY BASIS

                                                                         YEAR ENDED DECEMBER 31
                                                                         1997        1996        1995
                                                                         ----------  ----------  ----------
                                                                         (IN MILLIONS)
                                                                         ----------------------------------
OPERATING ACTIVITIES
Premiums, policy proceeds and other considerations received              $  6,364.3  $  8,059.4  $  5,430.9
-----------------------------------------------------------------------
Allowances and reserve adjustments paid on reinsurance ceded                 (649.2)     (767.5)     (383.6)
-----------------------------------------------------------------------
Investment income received                                                  1,798.8     1,700.6     1,713.2
-----------------------------------------------------------------------
Benefits paid                                                              (5,345.2)   (4,050.4)   (3,239.6)
-----------------------------------------------------------------------
Insurance expenses paid                                                    (2,867.5)   (2,972.2)   (2,513.5)
-----------------------------------------------------------------------
Federal income taxes recovered (paid)                                         (87.0)      (72.3)       38.4
-----------------------------------------------------------------------
Dividends to policyholders                                                    (28.4)      (27.7)      (16.5)
-----------------------------------------------------------------------
Other income received and expenses paid, net                                  (42.7)        6.3        14.4
-----------------------------------------------------------------------  ----------  ----------  ----------
Net cash provided by (used in) operating activities                          (856.9)    1,876.2     1,043.7
-----------------------------------------------------------------------

INVESTING ACTIVITIES
Sale, maturity or repayment of investments                                 12,142.6    12,542.0    13,183.9
-----------------------------------------------------------------------
Purchase of investments                                                   (10,345.0)  (14,175.4)  (14,049.6)
-----------------------------------------------------------------------
Other sources (uses)                                                          563.1      (266.5)      (64.0)
-----------------------------------------------------------------------  ----------  ----------  ----------
Net cash provided by (used in) investing activities                         2,360.7    (1,899.9)     (929.7)
-----------------------------------------------------------------------

FINANCING ACTIVITIES
Surplus paid-in                                                                  --       100.0        15.1
-----------------------------------------------------------------------
Proceeds from borrowings from shareholder                                     120.0       100.0        63.0
-----------------------------------------------------------------------
Repayment of borrowings from shareholder                                     (100.0)      (63.0)      (63.0)
-----------------------------------------------------------------------
Dividends paid to shareholder                                                (150.0)     (135.0)     (310.0)
-----------------------------------------------------------------------  ----------  ----------  ----------
Net cash provided by (used in) financing activities                          (130.0)        2.0      (294.9)
-----------------------------------------------------------------------  ----------  ----------  ----------
Net increase (decrease) in cash and short-term investments                  1,373.8       (21.7)     (180.9)
-----------------------------------------------------------------------
Cash and short-term investments at beginning of year                          759.2       780.9       961.8
-----------------------------------------------------------------------  ----------  ----------  ----------
Cash and short-term investments at end of year                           $  2,133.0  $    759.2  $    780.9
-----------------------------------------------------------------------  ----------  ----------  ----------
                                                                         ----------  ----------  ----------

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

    ORGANIZATION AND OPERATIONS
    The Lincoln National Life Insurance Company ("Company") is a wholly owned subsidiary of Lincoln National Corporation ("LNC") and is domiciled in Indiana. As of December 31, 1997, the Company owns 100% of the outstanding common stock of four insurance company subsidiaries: First Penn-Pacific Life Insurance Company ("First Penn"), Lincoln National Health & Casualty Insurance Company ("LNH&C"), Lincoln National Reassurance Company ("LNRAC") and Lincoln Life & Annuity Company of New York ("LLANY").

    The Company's principal businesses consist of underwriting annuities, deposit-type contracts and life and health insurance through multiple distribution channels and the reinsurance of individual and group life and health business. The Company is licensed and sells its products in 49 states, Canada and several U.S. territories.

    USE OF ESTIMATES
    The nature of the insurance and investment management businesses requires management to make estimates and assumptions that affect the amounts reported in the statutory-basis financial statements and accompanying notes. Actual results could differ from those estimates.

    BASIS OF PRESENTATION
    The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance ("Department"), which practices differ from generally accepted accounting principles ("GAAP"). The more significant variances from GAAP are as follows:

    INVESTMENTS
    Bonds are reported at cost or amortized cost or fair value based on their National Association of Insurance Commissioners ("NAIC") rating. For GAAP, the Company's bonds are classified as available-for-sale and, accordingly, are reported at fair value with changes in the fair values reported directly in shareholder's equity after adjustments for related amortization of deferred acquisition costs, additional policyholder commitments and deferred income taxes.

    Investments in real estate are reported net of related obligations rather than on a gross basis.

    Changes between cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to a separate surplus account.

    Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold. The net deferral is reported as the Interest Maintenance Reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. The asset valuation reserve ("AVR") is determined by an NAIC prescribed formula and is reported as a liability rather than unassigned surplus. Under GAAP, realized capital gains and losses are reported in the income statement on a pre-tax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case, the provision for such declines are charged to income.

    SUBSIDIARIES
    The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required by GAAP. Under statutory accounting principles, the Company's subsidiaries are carried at their statutory basis net equity and presented in the balance sheet as affiliated common stocks.

    POLICY ACQUISITION COSTS
    The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance, annuity and other investment-type products, deferred

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    policy acquisition costs, to the extent recoverable from future gross profits, are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

    NONADMITTED ASSETS
    Certain assets designated as "nonadmitted," principally furniture and equipment and certain receivables, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

    PREMIUMS
    Premiums and deposits with respect to universal life policies and annuity and other investment-type contracts are reported as premium revenues; whereas, under GAAP, such premiums and deposits are treated as liabilities and policy charges represent revenues.

    BENEFIT RESERVES
    Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

    Death benefits paid, policy and contract withdrawals, and the change in policy reserves on universal life policies, annuity and other investment-type contracts are reported as benefits and settlement expenses in the accompanying statements of income; whereas, under GAAP, withdrawals are treated as a reduction of the policy or contract liabilities and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

    REINSURANCE
    Premiums, claims and policy benefits and contract liabilities are reported in the accompanying financial statements net of reinsurance amounts. For GAAP, all assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

    A liability for reinsurance balances has been provided for unsecured policy and contract liabilities and unearned premiums ceded to reinsurers not authorized by the Department to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible is established through a charge to income.

    Commissions on business ceded are reported as income when received rather than deferred and amortized with deferred policy acquisition costs.

    Certain reinsurance contracts meeting risk transfer requirements under statutory-basis accounting practices have been accounted for using traditional reinsurance accounting whereas such contracts would be accounted for using deposit accounting under GAAP.

    INCOME TAXES
    Deferred income taxes are not provided for differences between financial statement amounts and tax bases of assets and liabilities.

    POLICYHOLDER DIVIDENDS
    Policyholder dividends are recognized when declared rather than over the term of the related policies.

    STATEMENTS OF CASH FLOWS
    Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    A reconciliation of the Company's net income and capital and surplus determined on a statutory accounting basis with amounts determined in accordance with GAAP is as follows:

                                               CAPITAL AND SURPLUS   NET INCOME
                                               -----------------------------------------------------

                                               DECEMBER 31           YEAR ENDED DECEMBER 31
                                               1997       1996       1997       1996       1995
                                               -----------------------------------------------------
                                               (IN MILLIONS)
                                               -----------------------------------------------------
Amounts reported on a statutory basis          $ 2,968.4  $ 1,962.6  $   392.9  $   334.4  $   284.5
---------------------------------------------
GAAP adjustments:
  Deferred policy acquisition costs and
    present value of future profits                958.3    1,119.1      (98.9)      66.7      (63.0)
   ------------------------------------------
  Policy and contract reserves                  (1,672.9)  (1,405.3)     (48.6)     (57.1)     (55.3)
   ------------------------------------------
  Interest maintenance reserve                     135.4       76.7       58.7      (39.7)      60.9
   ------------------------------------------
  Deferred income taxes                            (13.0)     (27.4)      70.3        1.8       38.3
   ------------------------------------------
  Policyholders' share of earnings and
    surplus on participating business              (79.8)     (81.9)       5.3        (.3)        .2
   ------------------------------------------
  Asset valuation reserve                          450.0      375.5         --         --         --
   ------------------------------------------
  Net realized gain (loss) on investments          (91.5)     (72.0)     (20.4)      78.7       30.0
   ------------------------------------------
  Unrealized gain on investments                 1,245.5      825.2         --         --         --
   ------------------------------------------
  Nonadmitted assets, including nonadmitted
    investments                                     61.0       (7.1)        --         --         --
   ------------------------------------------
  Investments in subsidiary companies              188.8      156.6      (80.5)      29.9       34.3
   ------------------------------------------
  Other, net                                      (162.5)     (99.0)     (35.0)     (82.6)      (7.3)
   ------------------------------------------  ---------  ---------  ---------  ---------  ---------
Net increase (decrease)                          1,019.3      860.4     (149.1)      (2.6)      38.1
---------------------------------------------  ---------  ---------  ---------  ---------  ---------
Amounts on a GAAP basis                        $ 3,987.7  $ 2,823.0  $   243.8  $   331.8  $   322.6
---------------------------------------------  ---------  ---------  ---------  ---------  ---------
                                               ---------  ---------  ---------  ---------  ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    Other significant accounting practices are as follows:

    INVESTMENTS
    The discount or premium on bonds is amortized using the interest method. For mortgage-backed bonds, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities.

    Short-term investments include investments with maturities of less than one year at the date of acquisition. The carrying amounts for these investments approximate their fair values.

    Preferred stocks are reported at cost or amortized cost.

    Unaffiliated common stocks are reported at fair value as determined by the Securities Valuation Office of the NAIC and the related unrealized gains (losses) are reported in unassigned surplus without adjustment for federal income taxes.

    Policy loans are reported at unpaid balances.

    The Company uses various derivative instruments as part of its overall liability-asset management program for certain investments and life insurance and annuity products. The Company values all derivative instruments on a basis consistent with that of the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items through the IMR. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The premiums paid for interest rate caps and swaptions are deferred and amoritized to net investment income on a straight-line basis over the term of the respective derivative.

    Hedge accounting is applied as indicated above after the Company determines that the items to be hedged expose the Company to interest rate fluctuations, the widening of bond yield spreads over comparable maturity U.S. Government obligations, increased liabilities associated with certain reinsurance agreements and foreign exchange risk. Moreover, the derivatives used are designated as a hedge and reduce the indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Should such criteria not be met or if the hedged items have been sold, terminated or matured, the change in value of the derivatives is included in net income.

    Mortgage loans on real estate are reported at unpaid balances, less allowances for impairments. Real estate is reported at depreciated cost.

    Realized investment gains and losses on investments sold are determined using the specific identification method. Changes in admitted asset carrying amounts of bonds, mortgage loans and common and preferred stocks are credited or charged directly in unassigned surplus.

    LOANED SECURITIES
    Securities loaned are treated as collateralized financing transactions and a liability is recorded equal to the amount to be paid to reacquire the security. It is the Company's policy to take possession of securities with a market value at least equal to the value of the securities loaned. Securities loaned are recorded at amortized cost as long as the value of the related collateral is sufficient. The Company's agreements with third parties generally contain contractual provisions to allow for additional collateral to be obtained when necessary. The Company values collateral daily and obtains additional collateral when deemed appropriate.

    GOODWILL
    Goodwill, which represents the excess of the ceding commission over statutory-basis net assets of business purchased under an assumption reinsurance agreement, is amortized on a straight-line basis over ten years.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    PREMIUMS
    Life insurance and annuity premiums are recognized as revenue when due. Accident and health premiums are earned pro rata over the contract term of the policies.

    BENEFITS
    Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death, except for policies issued prior to March 1977. Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenerios indicate the need for such reserves. If net premiums exceed the gross premiums on any insurance in-force, additional reserves are established. Benefit reserves for policies underwritten on a substandard basis are determined using the multiple table reserve method.

    The tabular interest, tabular less actual reserve released and the tabular cost have been determined by formula or from the basic data for such items. Tabular interest funds not involving life contingencies were determined using the actual interest credited to the funds plus the change in accrued interest.

    Liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

    CLAIMS AND CLAIM ADJUSTMENT EXPENSES
    Unpaid claims and claim adjustment expenses on accident and health policies represent the estimated ultimate net cost of all reported and unreported claims incurred during the year. The Company does not discount claims and claim adjustment expense reserves. The reserves for unpaid claims and claim adjustment expenses are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims and claim adjustment expenses are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

    REINSURANCE CEDED AND ASSUMED
    Reinsurance premiums and claims and claim adjustment expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Certain business is transacted on a funds withheld basis and investment income on funds withheld are reported in net investment income.

    PENSION BENEFITS
    Costs associated with the Company's defined benefit pension plans is systematically accrued during the expected period of active service of the covered employees.

    INCOME TAXES
    The Company and eligible subsidiaries have elected to file consolidated federal and state income tax returns with LNC. Pursuant to an intercompany tax sharing agreement with LNC, the Company provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

    STOCK OPTIONS
    The Company recognizes compensation expense for its stock option incentive plans using the intrinsic value method of accounting. Under the terms of the intrinsic value method, compensation cost is the excess, if any, of the quoted market price of LNC's common stock at the grant date, or other

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    measurement date, over the amount an employee must pay to acquire the stock.

    ASSETS HELD IN SEPARATE ACCOUNTS AND LIABILITIES RELATED TO SEPARATE
    ACCOUNTS
    These assets and liabilities represent segregated funds administered and invested by the Company for the exclusive benefit of pension and variable life and annuity contractholders. The fees received by the Company for administrative and contractholder maintenance services performed for these separate accounts are included in the Company's statements of income.

2.  PERMITTED STATUTORY ACCOUNTING PRACTICES
    The Company's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Department. "Prescribed" statutory accounting practices include state laws, regulations and general administrative rules, as well as a variety of publications of the NAIC. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state and may change in the future. The NAIC currently is in the process of recodifying statutory accounting practices ("Codification"). Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification, which is expected to be approved by the NAIC in 1998, will require adoption by the various states before it becomes the prescribed statutory-basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the state of Indiana must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Department. At this time, it is unclear whether Indiana will adopt Codification. However, based on the current draft guidance, management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.

    The Company has received written approval from the Department to record surrender charges applicable to separate account liabilities for variable life and annuity products as a liability in the separate account financial statements payable to the Company's general account. In the accompanying financial statements, a corresponding receivable is recorded with the related income impact recorded in the accompanying statement of operations as a change in reserves or change in premium and other deposit funds.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS
    The major categories of net investment income are as follows:

                                                                     YEAR ENDED DECEMBER 31
                                                                     1997       1996       1995
                                                                     -------------------------------
                                                                     (IN MILLIONS)
                                                                     -------------------------------
Income:
  Bonds                                                              $ 1,524.4  $ 1,442.2  $ 1,457.4
   ----------------------------------------------------------------
  Preferred stocks                                                        23.5        9.6        6.4
   ----------------------------------------------------------------
  Unaffiliated common stocks                                               8.3        6.5        5.2
   ----------------------------------------------------------------
  Affiliated common stocks                                                15.0        9.5       12.6
   ----------------------------------------------------------------
  Mortgage loans on real estate                                          257.2      269.3      252.0
   ----------------------------------------------------------------
  Real estate                                                             92.2      114.4      110.0
   ----------------------------------------------------------------
  Policy loans                                                            37.5       35.0       32.1
   ----------------------------------------------------------------
  Other investments                                                       28.2       22.4       62.6
   ----------------------------------------------------------------
  Cash and short-term investments                                         70.3       48.9       53.2
   ----------------------------------------------------------------  ---------  ---------  ---------
Total investment income                                                2,056.6    1,957.8    1,991.5
-------------------------------------------------------------------
Expenses:
  Depreciation                                                            21.0       25.0       25.9
   ----------------------------------------------------------------
  Other                                                                  188.5      176.5      193.4
   ----------------------------------------------------------------  ---------  ---------  ---------
Total investment expenses                                                209.5      201.5      219.3
-------------------------------------------------------------------  ---------  ---------  ---------
Net investment income                                                $ 1,847.1  $ 1,756.3  $ 1,772.2
-------------------------------------------------------------------  ---------  ---------  ---------
                                                                     ---------  ---------  ---------

    Nonadmitted accrued investment income at December 31, 1997 and 1996 amounted to $2,600,000 and $2,500,000, respectively, consisting principally of interest on bonds in default and mortgage loans.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS (CONTINUED)
    The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in bonds are summarized as follows:

                                                     COST OR    GROSS        GROSS
                                                     AMORTIZED  UNREALIZED   UNREALIZED   FAIR
                                                     COST       GAINS        LOSSES       VALUE
                                                     ----------------------------------------------
                                                     (IN MILLIONS)
                                                     ----------------------------------------------
At December 31, 1997:
  Corporate                                          $13,003.8   $   942.2    $    60.1   $13,885.9
   ------------------------------------------------
  U.S. government                                        436.3        67.9           --       504.2
   ------------------------------------------------
  Foreign government                                   1,202.1       104.9          5.4     1,301.6
   ------------------------------------------------
  Mortgage-backed                                      3,874.3       215.2         27.1     4,062.4
   ------------------------------------------------
  State and municipal                                     44.2          .3           --        44.5
   ------------------------------------------------  ---------  -----------  -----------  ---------
                                                     $18,560.7   $ 1,330.5    $    92.6   $19,798.6
                                                     ---------  -----------  -----------  ---------
                                                     ---------  -----------  -----------  ---------

At December 31, 1996:
  Corporate                                          $12,548.1   $   586.5    $    66.6   $13,068.0
   ------------------------------------------------
  U.S. government                                      1,088.7        43.2         18.0     1,113.9
   ------------------------------------------------
  Foreign government                                   1,234.0       105.1          1.4     1,337.7
   ------------------------------------------------
  Mortgage-backed                                      4,478.4       183.3         27.4     4,634.3
   ------------------------------------------------
  State and municipal                                     40.4          .1           --        40.5
   ------------------------------------------------  ---------  -----------  -----------  ---------
                                                     $19,389.6   $   918.2    $   113.4   $20,194.4
                                                     ---------  -----------  -----------  ---------
                                                     ---------  -----------  -----------  ---------

    The carrying amount of bonds in the balance sheets at December 31, 1997 and 1996 reflects NAIC adjustments of
    $5,500,000 and $2,700,000, respectively, to decrease amortized cost.

    Fair values for bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS (CONTINUED)
    A summary of the cost or amortized cost and fair value of investments in bonds at December 31, 1997, by contractual maturity, is as follows:

                                                                               COST OR
                                                                               AMORTIZED  FAIR
                                                                               COST       VALUE
                                                                               --------------------
                                                                               (IN MILLIONS)
                                                                               --------------------
Maturity:
  In 1998                                                                      $   490.1  $   494.9
   --------------------------------------------------------------------------
  In 1999-2002                                                                   3,088.7    3,185.4
   --------------------------------------------------------------------------
  In 2003-2007                                                                   4,762.7    4,971.0
   --------------------------------------------------------------------------
  After 2007                                                                     6,344.9    7,084.9
   --------------------------------------------------------------------------
  Mortgage-backed securities                                                     3,874.3    4,062.4
   --------------------------------------------------------------------------  ---------  ---------
Total                                                                          $18,560.7  $19,798.6
-----------------------------------------------------------------------------  ---------  ---------
                                                                               ---------  ---------

    The expected maturities may differ from the contractual maturities in the foregoing table because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

    At December 31, 1997, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location.

    Proceeds from sales of investments in bonds during 1997, 1996 and 1995 were $9,715,000,000, $10,996,900,000 and
    $12,234,100,000, respectively. Gross gains during 1997, 1996 and 1995 of $218,100,000, $169,700,000 and $225,600,000,
    respectively, and gross losses of $78,000,000, $177,000,000 and $83,100,000, respectively, were realized on those sales.

    At December 31, 1997 and 1996, investments in bonds, with an admitted asset value of $76,200,000 and $70,700,000, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

    The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in unaffiliated common stocks and preferred stocks are as follows:

                                          COST OR     GROSS        GROSS
                                          AMORTIZED   UNREALIZED   UNREALIZED   FAIR
                                          COST        GAINS        LOSSES       VALUE
                                          --------------------------------------------
                                          (IN MILLIONS)
                                          --------------------------------------------
At December 31, 1997:
  Preferred stocks                         $257.3       $12.1        $  .7      $268.7
----------------------------------------
  Unaffiliated common stocks                357.0        98.5         19.5       436.0
----------------------------------------
At December 31, 1996:
  Preferred stocks                         $239.7       $10.5        $ 1.7      $248.5
----------------------------------------
  Unaffiliated common stocks                289.9        84.6         16.2       358.3
----------------------------------------

    The carrying amount of preferred stocks in the balance sheets at December 31, 1997 and 1996 reflects NAIC adjustments of $4,000,000 and $700,000, respectively, to decrease amortized cost.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS (CONTINUED)
    During 1997, the minimum and maximum lending rates for mortgage loans were 7.09% and 9.25%, respectively. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 75%. At December 31, 1997, the Company did not hold any mortgages with interest overdue beyond one year. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

    Realized capital gains are reported net of federal income taxes and amounts transferred to the IMR as follows:

                                                                          1997       1996       1995
                                                                          -------------------------------
                                                                          (IN MILLIONS)
                                                                          -------------------------------
Realized capital gains                                                    $   209.3  $    69.3  $   186.8
------------------------------------------------------------------------
Less amount transferred to IMR (net of related taxes (credit) of $54.0,
$(6.7) and $51.1 in 1997, 1996 and 1995, respectively)                        100.2      (12.4)      94.8
------------------------------------------------------------------------  ---------  ---------  ---------
                                                                              109.1       81.7       92.0
Less federal income taxes on realized gains                                    77.8       28.4       48.1
------------------------------------------------------------------------  ---------  ---------  ---------
Net realized capital gains                                                $    31.3  $    53.3  $    43.9
------------------------------------------------------------------------  ---------  ---------  ---------
                                                                          ---------  ---------  ---------

4.  SUBSIDIARIES
    Statutory-basis financial information related to the Company's four wholly-owned subsidiaries is summarized as follows (in millions):

                                                             DECEMBER 31, 1997
                                                             --------------------------------------------
                                                             FIRST
                                                             PENN       LNH&C        LNRAC      LLANY
                                                             --------------------------------------------
Cash and invested assets                                     $ 1,154.4   $   284.8   $   399.0  $   796.3
-----------------------------------------------------------
Other assets                                                      36.9        77.3       481.6      130.8
-----------------------------------------------------------  ---------  -----------  ---------  ---------
Total admitted assets                                        $ 1,191.3   $   362.1   $   880.6  $   972.1
-----------------------------------------------------------  ---------  -----------  ---------  ---------
                                                             ---------  -----------  ---------  ---------

Insurance reserves                                           $ 1,072.2   $   266.7   $   279.3  $   588.7
-----------------------------------------------------------
Other liabilities                                                 48.4        21.7       546.4        5.8
-----------------------------------------------------------
Liabilities related to separate accounts                            --          --          --      164.7
-----------------------------------------------------------
Capital and surplus                                               70.7        73.7        54.9      212.9
-----------------------------------------------------------  ---------  -----------  ---------  ---------
Total liabilities and capital and surplus                    $ 1,191.3   $   362.1   $   880.6  $   972.1
-----------------------------------------------------------  ---------  -----------  ---------  ---------
                                                             ---------  -----------  ---------  ---------

                                                              DECEMBER 31, 1997
                                                              ------------------------------------------
                                                              FIRST
                                                              PENN       LNH&C      LNRAC      LLANY
                                                              ------------------------------------------
Revenues                                                      $   267.6  $   135.4  $   125.3  $   230.0
------------------------------------------------------------
Expenses                                                          262.6      244.2      114.6      224.4
------------------------------------------------------------
Net realized gains (losses)                                          .1         .6        (.1)       (.1)
------------------------------------------------------------  ---------  ---------  ---------  ---------
Net income                                                    $     5.1  $  (108.2) $    10.6  $     5.5
------------------------------------------------------------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

4.  SUBSIDIARIES (CONTINUED)

                                                             DECEMBER 31, 1996
                                                             ------------------------------------------------
                                                             FIRST
                                                             PENN       LNH&C        LNRAC        LLANY
                                                             ------------------------------------------------
Cash and invested assets                                     $ 1,090.7   $   146.4    $   406.7    $   664.3
-----------------------------------------------------------
Other assets                                                      31.8        17.7        503.1          9.1
-----------------------------------------------------------  ---------  -----------  -----------  -----------
Total admitted assets                                        $ 1,122.5   $   164.1    $   909.8    $   673.4
-----------------------------------------------------------  ---------  -----------  -----------  -----------
                                                             ---------  -----------  -----------  -----------

Insurance reserves                                           $ 1,013.5   $    72.7    $   261.8    $   601.1
-----------------------------------------------------------
Other liabilities                                                 41.3        18.7        597.2         22.1
-----------------------------------------------------------
Capital and surplus                                               67.7        72.7         50.8         50.2
-----------------------------------------------------------  ---------  -----------  -----------  -----------
Total liabilities and capital and surplus                    $ 1,122.5   $   164.1    $   909.8    $   673.4
-----------------------------------------------------------  ---------  -----------  -----------  -----------
                                                             ---------  -----------  -----------  -----------

                                                               DECEMBER 31, 1996
                                                               ------------------------------------------------
                                                               FIRST
                                                               PENN       LNH&C        LNRAC        LLANY
                                                               ------------------------------------------------
Revenues                                                       $   246.5   $   104.9    $   120.8    $   642.7
-------------------------------------------------------------
Expenses                                                           247.1        97.1        114.1        661.3
-------------------------------------------------------------
Net realized gains (losses)                                          (.6)         --           --           --
-------------------------------------------------------------  ---------  -----------  -----------  -----------
Net income (loss)                                              $    (1.2)  $     7.8    $     6.7    $   (18.6)
-------------------------------------------------------------  ---------  -----------  -----------  -----------
                                                               ---------  -----------  -----------  -----------

    The carrying value of affiliated common stocks, representing their statutory-basis net equity, was $412,100,000 and $241,500,000 at December 31, 1997 and 1996, respectively. The cost basis of investments in subsidiaries as of December 31, 1997 and 1996 was $466,200,000 and $194,000,000,
    respectively.

    During 1997 and 1996, the Company's insurance subsidiaries paid dividends of $15,000,000 and $10,500,000, respectively.

5.  FEDERAL INCOME TAXES
    The effective federal income tax rate for financial reporting purposes differs from the prevailing statutory tax rate principally due to tax-exempt investment income, dividends-received tax deductions, differences in policy acquisition costs and policy and contract liabilities for tax return and financial statement purposes.

    Federal income taxes incurred of $78,300,000, $83,600,000 and $103,700,000 in 1997, 1996 and 1995, respectively, would be subject to recovery in the event that the Company incurs net operating losses within three years of the years for which such taxes were paid.

    Prior to 1984, a portion of the Company's current income was not subject to current income tax, but was accumulated for income tax purposes in a memorandum account designated as "policyholders' surplus." The Company's balance in the "policyholders' surplus" account at December 31, 1983 of $187,000,000 was "frozen" by the Tax Reform Act of 1984 and, accordingly, there have been no additions to the accounts after that date. That portion of current income on which income taxes have been paid will continue to be accumulated in a memorandum account designated as "shareholder's surplus," and is available for dividends to the shareholder without additional payment of tax by the Company. The December 31, 1997 memorandum account balance for "shareholder's surplus"

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

5.  FEDERAL INCOME TAXES (CONTINUED)
    was $1,905,000,000. Should dividends to the shareholder exceed its respective "shareholder's surplus," amounts would need to be transferred from the "policyholders' surplus" and would be subject to federal income tax at that time. Under existing or foreseeable circumstances, the Company neither expects nor intends that distributions will be made that will result in any such tax.

6.  SUPPLEMENTAL FINANCIAL DATA
    The balance sheet caption, "Other Admitted Assets", includes amounts recoverable from other insurers for claims paid by the Company, and the balance sheet caption, "Future Policy Benefits and Claims," has been reduced for insurance ceded as follows:

                                                                                 DECEMBER 31
                                                                                 1997       1996
                                                                                 --------------------
                                                                                 (IN MILLIONS)
                                                                                 --------------------
Insurance ceded                                                                  $ 1,431.0  $ 1,154.5
-------------------------------------------------------------------------------
Amounts recoverable from other insurers                                               35.9       16.0
-------------------------------------------------------------------------------

    Reinsurance transactions included in the income statement caption, "Premiums and Deposits," are as follows:

                                                                          YEAR ENDED DECEMBER 31
                                                                          1997       1996       1995
                                                                          -------------------------------
                                                                          (IN MILLIONS)
                                                                          -------------------------------
Insurance assumed                                                         $   727.2  $   241.3  $   667.7
------------------------------------------------------------------------
Insurance ceded                                                               302.9      193.3      453.1
------------------------------------------------------------------------  ---------  ---------  ---------
Net amount included in premiums                                           $   424.3  $    48.0  $   214.6
------------------------------------------------------------------------  ---------  ---------  ---------
                                                                          ---------  ---------  ---------

    The income statement caption, "Benefits and Settlement
    Expenses," is net of reinsurance recoveries of $1,240,500,000, $787,900,000 and $1,407,000,000 for 1997,
    1996 and 1995, respectively.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

6.  SUPPLEMENTAL FINANCIAL DATA (CONTINUED)
    Deferred and uncollected life insurance premiums and annuity considerations included in the balance sheet caption, "Premiums and Fees in Course of Collection," are as follows:

                                                                          DECEMBER 31, 1997
                                                                          -----------------------------------
                                                                                                  NET OF
                                                                          GROSS      LOADING      LOADING
                                                                          -----------------------------------
                                                                          (IN MILLIONS)
                                                                          -----------------------------------
Ordinary new business                                                     $     3.2   $     2.4    $      .8
------------------------------------------------------------------------
Ordinary renewal                                                               17.8         3.2         14.6
------------------------------------------------------------------------
Group life                                                                     10.6          .2         10.4
------------------------------------------------------------------------  ---------         ---        -----
                                                                          $    31.6   $     5.8    $    25.8
                                                                          ---------         ---        -----
                                                                          ---------         ---        -----

                                                                          DECEMBER 31, 1996
                                                                          -----------------------------------
                                                                                                  NET OF
                                                                          GROSS      LOADING      LOADING
                                                                          -----------------------------------
                                                                          (IN MILLIONS)
                                                                          -----------------------------------
Ordinary new business                                                     $     3.9   $     1.9    $     2.0
------------------------------------------------------------------------
Ordinary renewal                                                               35.1         3.0         32.1
------------------------------------------------------------------------
Group life                                                                      9.4         (.1)         9.5
------------------------------------------------------------------------  ---------         ---        -----
                                                                          $    48.4   $     4.8    $    43.6
                                                                          ---------         ---        -----
                                                                          ---------         ---        -----

    The Company has entered into non-exclusive managing general agent agreements with International Benefit Services Corp., HRM Claim Management, Inc. and Pediatrics Insurance Consultants, Inc. to write group life and health business. Direct premiums written related to the agreements amounted to $2,000,000, $2,600,000 and $8,800,000 in 1997 and
    $26,200,000, $3,800,000 and $8,600,000 in 1996,
    respectively. During 1996, LNC Administrative Services Corporation entered into a similar agreement with the Company with direct premiums written amounting to $7,200,000 and 6,200,000 in 1997 and 1996, respectively. Authority granted by the managing general agents agreements include underwriting, claims adjustment and claims payment services.

7.  ANNUITY RESERVES
    At December 31, 1997, the Company's annuity reserves and deposit fund liabilities, including separate accounts, that are subject to discretionary withdrawal with adjustment,

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

7.  ANNUITY RESERVES (CONTINUED)
    subject to discretionary withdrawal without adjustment and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                  AMOUNT     PERCENT
                                                                                  ----------------------
                                                                                  (IN MILLIONS)
                                                                                  ----------------------
Subject to discretionary withdrawal with adjustment:
  With market value adjustment                                                    $ 2,426.3           5%
   -----------------------------------------------------------------------------
  At book value, less surrender charge                                              4,225.8           8
   -----------------------------------------------------------------------------
  At market value                                                                  30,064.7          59
   -----------------------------------------------------------------------------  ---------         ---
                                                                                   36,716.8          72
Subject to discretionary withdrawal without adjustment at book value with
minimal or no charge or adjustment                                                 11,657.7          23
--------------------------------------------------------------------------------
Not subject to discretionary withdrawal                                             2,531.1           5
--------------------------------------------------------------------------------  ---------         ---
Total annuity reserves and deposit fund liabilities -- before reinsurance          50,905.6         100%
--------------------------------------------------------------------------------                    ---
                                                                                                    ---
Less reinsurance                                                                    1,797.5
--------------------------------------------------------------------------------  ---------
Net annuity reserves and deposit fund liabilities, including separate accounts    $49,108.1
--------------------------------------------------------------------------------  ---------
                                                                                  ---------

8.  CAPITAL AND SURPLUS
    Life insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 1997, the Company exceeds the RBC requirements.

    The payment of dividends by the Company is limited and cannot be made except from earned profits. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Indiana Insurance Commissioner is subject to restrictions relating to statutory surplus and net gain from operations. In 1998, the Company can pay dividends of $361,600,000 without prior approval of the Indiana Insurance Commissioner.

9.  EMPLOYEE BENEFIT PLANS
    LNC maintains defined benefit pension plans for its employees (including Company employees) and a defined contribution plan for the Company's agents. LNC also maintains 401(k) plans, deferred compensation plans and postretirement medical and life insurance plans for its employees and agents (including the Company's employees and agents). The aggregate expenses and accumulated obligations for the Company's portion of these plans are not material to the Company's statutory-basis financial statements of income or financial position for any of the periods shown.

    LNC has various incentive plans for key employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock appreciation rights, restricted stock awards and stock incentive awards. These plans are comprised primarily of stock option incentive plans. Stock options granted under the stock option incentive plans are at the market value at the date of grants and, subject to termination of employment, expire ten years from the date of grant. Such options are transferable only upon death and are exercisable one year from the date of grant for options issued prior to 1992. Option issued subsequent to 1991 are exercisable in 25% increments on the option issuance anniversary in the four years following issuance.

    As of December 31, 1997, 716,211 shares of LNC common stock were subject to options granted to Company employees and agents under the stock option incentive plans of which 370,239 were exercisable on that date. The exercise prices of the outstanding options range from $23.50 to $75.66. During 1997, 1996 and 1995, 170,789, 72,405 and

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

9.  EMPLOYEE BENEFIT PLANS (CONTINUED)
    117,806 options were exercised, respectively, and 1,846, 10,950 and 11,473 options were forfeited, respectively.

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES
    DISABILITY INCOME CLAIMS
    The liability for disability income claims net of the related asset for amounts recoverable from reinsurers at December 31, 1997 and 1996 is a net liability of $516,900,000 and $572,000,000, respectively. This liability is based on the assumption that the recent experience will continue in the future. If incidence levels or claim termination rates fluctuate significantly from the assumptions underlying reserves, adjustments to reserves may be required in the future. Accordingly, this liability may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company. The Company reviews reserve levels on an ongoing basis.

    During 1995, the Company completed an in-depth review of the experience of its disability income business. As a result of this study, and based on the assumption that recent experience will continue in the future, net income decreased by $15,200,000 as a result of strengthening the disability income reserve.

    Because of continuing adverse experience and worsening projections of future experience, the Company conducted an additional in-depth review of loss experience on its disability income business during 1997. As a result of this study, the reserve level was deemed to be inadequate to meet future obligations if current incident levels were to continue in the future. In order to address this situation, the Company strengthened its disability income reserve by $80,000,000 (pre-tax).

    MARKETING AND COMPLIANCE ISSUES
    Regulators continue to focus on market conduct and compliance issues. Under certain circumstances companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company's management continues to monitor the Company's sales materials and compliance procedures and is making an extensive effort to minimize any potential liability. Due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that such future development will not materially affect the financial position of the Company.

    GROUP PENSION ANNUITIES
    The liabilities for guaranteed interest and group pension annuity contracts, which are no longer being sold by the Company, are supported by a single portfolio of assets that attempts to match the duration of these liabilities. Due to the long-term nature of group pension annuities and the resulting inability to exactly match cash flows, a risk exists that future cash flows from investments will not be reinvested at rates as high as currently earned by the portfolio.

    Accordingly, these liabilities may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company.

    LEASES
    The Company leases its home office properties through sale-leaseback agreements. The agreements provide for a 25 year lease period with options to renew for six additional terms of five years each. The agreements also provide the Company with the right of first refusal to purchase the properties during the term of the lease, including renewal periods, at a price as defined in the agreements. The Company also has the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25-year lease ending in 2009 or on the last day of any of the renewal periods.

    Total rental expense on operating leases in 1997, 1996 and 1995 was $29,300,000, $26,400,000 and

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)
    $22,500,000, respectively. Future minimum rental commitments are as follows (in millions):

1998                                    $    18.5
--------------------------------------
1999                                         18.9
--------------------------------------
2000                                         20.1
--------------------------------------
2001                                         20.4
--------------------------------------
2002                                         20.7
--------------------------------------
Thereafter                                  152.2
--------------------------------------  ---------
                                        $   250.8
                                        ---------
                                        ---------

    The future commitments include amounts for space and equipment to be used by the personnel that were added on January 2, 1998 as a result of the purchase of a block of individual life and annuity business (see NOTE 12).

    INFORMATION TECHNOLOGY COMMITMENT
    In February 1998, the Company signed a seven-year contract with IBM Global Services for providing information technology services for the Fort Wayne operations. Annual costs are estimated to range from $33,600,000 to $56,800,000.

    INSURANCE CEDED AND ASSUMED
    The Company cedes insurance to other companies, including certain affiliates. The portion of risks exceeding the Company's retention limit is reinsured with other insurers. Industry regulations prescribe the maximum coverage that the Company can retain on an individual insured. Prior to December 31, 1997, the Company limited its maximum coverage that it retained on an individual to $3,000,000. Based on a review of the capital and business in-force (including the addition of the block of business described in NOTE 12), effective in January 1998, the Company changed the amount it will retain on an individual to $10,000,000. Portions of the Company's deferred annuity business have also been reinsured with other companies to limit its exposure to interest rate risks. At December 31, 1997, the reserves associated with these reinsurance arrangements totaled $1,760,000,000. To cover products other than life insurance, the Company acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The Company remains liable if its reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements.

    The Company assumes insurance from other companies, including certain affiliates. At December 31, 1997, the Company has provided $12,400,000 of statutory surplus relief to other insurance companies under reinsurance transactions. Generally, such amounts are offset by corresponding receivables from the ceding company, which are secured by future profits on the reinsured business. However, the Company is subject to the risk that the ceding company may become insolvent and the right of offset would not be permitted.

    The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $8,200,000 and $4,300,000 at December 31, 1997 and 1996, respectively.

    VULNERABILITY FROM CONCENTRATIONS
    At December 31, 1997, the Company did not have a concentration of: 1) business transactions with a particular customer, lender or distributor; 2) revenues from a particular product or service; 3) sources of supply of labor or services used in the business; or 4) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial condition.

    OTHER CONTINGENCY MATTERS
    The Company is involved in various pending or threatened legal proceedings arising from the conduct of business. Most of these proceedings are routine in the ordinary course of business. The Company maintains professional liability insurance coverage for claims in excess of $5,000,000. The degree of applicability of this coverage depends on the specific facts of each proceeding. In some instances, these proceedings include claims for compensatory and punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under these suits will

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) not have a material adverse affect on the financial position or results of operations of the Company.

    Two lawsuits involve alleged fraud in the sale of interest sensitive universal life and whole life insurance policies. These two suits have been filed as class actions against the Company, although the court has not certified a class in either case. Plaintiffs seek unspecified damages and penalties for themselves and on behalf of the putative class while the relief sought in these cases in substantial, the cases are in the early stages of litigation, and it is premature to make assessments about potential loss, if any. Management intends to defend these suits vigorously. The amount of liability, if any, which may arise as a result of these suits cannot be reasonably estimated at this time.

    The number of insurance companies that are under regulatory supervision has resulted, and is expected to continue to result, in assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

    GUARANTEES
    The Company has guarantees with off-balance-sheet risks whose contractual amounts represent credit exposure. Outstanding guarantees with off-balance-sheet risks, shown in notional or contract amounts, are as follows:

                                NOTIONAL OR
                                CONTRACT AMOUNTS
                                --------------------

                                DECEMBER 31
                                --------------------
                                1997       1996
                                --------------------
                                (IN MILLIONS)
                                --------------------
Mortgage loan pass-through
certificates                    $    41.6  $    50.3
------------------------------
Real estate partnerships               --         .5
------------------------------  ---------  ---------
                                $    41.6  $    50.8
                                ---------  ---------
                                ---------  ---------

    The Company has invested in real estate partnerships that use conventional mortgage loans to finance their projects. In some cases, the terms of these arrangements involve guarantees by each of the partners to indemnify the mortgagor in the event a partner is unable to pay its principal and interest payments. In addition, the Company has sold commercial mortgage loans through grantor trusts which issued pass-through certificates. The Company has agreed to repurchase any mortgage loans which remain delinquent for 90 days at a repurchase price substantially equal to the outstanding principal balance plus accrued interest thereon to the date of repurchase. It is management's opinion that the value of the properties underlying these commitments is sufficient that in the event of default the impact would not be material to the Company. Accordingly, both the carrying value and fair value of these guarantees is zero at December 31, 1997 and 1996.

    DERIVATIVES
    The Company has derivatives with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. The Company has entered into derivative transactions to reduce its exposure to fluctuations in interest rates, the widening of bond yield spreads over comparable maturity U.S. Government obligations, increased liabilities associated with reinsurance agreements and foreign exchange risks. In addition, the Company is subject to the risks associated with changes in the value of its derivatives; however, such changes in value generally are offset by changes in the value of the items being hedged by such contracts. Outstanding derivatives with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)

                                          NOTIONAL OR         ASSETS (LIABILITIES)
                                          CONTRACT AMOUNTS    -----------------------------------
                                                              CARRYING   FAIR   CARRYING   FAIR
                                                              VALUE      VALUE  VALUE      VALUE
                                          -------------------------------------------------------

                                          DECEMBER 31         DECEMBER 31       DECEMBER 31
                                          1997      1996      1997       1997   1996       1996
                                          -------------------------------------------------------
                                          (IN MILLIONS)
                                          -------------------------------------------------------
Interest rate derivatives:
  Interest rate cap agreements            $4,900.0  $5,500.0   $13.9     $  .9   $20.8     $  8.2
       ---------------------------------
  Swaptions                                1,752.0     672.0     6.9       6.9    11.0       10.6
       ---------------------------------
  Financial futures contracts                   --     147.7      --        --    (2.4)      (2.4)
       ---------------------------------
  Interest rate swaps                         10.0        --      --      (1.8)     --         --
       ---------------------------------  --------  --------  --------   -----  --------   ------
                                           6,662.0   6,319.7    20.8       6.0    29.4       16.4
Foreign currency derivatives:
  Forward contracts                          163.1     251.5     5.4       5.4      .2        (.2)
       ---------------------------------
  Foreign currency options                      --      43.9      --        --      .6         .4
       ---------------------------------
  Foreign currency swaps                      15.0      15.0      --      (2.1)     --       (2.1)
       ---------------------------------  --------  --------  --------   -----  --------   ------
                                             178.1     310.4     5.4       3.3      .8       (1.9)
                                          --------  --------  --------   -----  --------   ------
                                          $6,840.1  $6,630.1   $26.2     $ 9.3   $30.2     $ 14.5
                                          --------  --------  --------   -----  --------   ------
                                          --------  --------  --------   -----  --------   ------

    A reconciliation and discussion of the notional or contract amounts for the significant programs using derivative agreements and contracts at December 31 is a follows:

                                     ----------------------------------------------------------------
                                     INTEREST RATE CAPS    SPREAD LOCKS          SWAPTIONS
                                     1997       1996       1997       1996       1997       1996
                                     ----------------------------------------------------------------
                                     (IN MILLIONS)
                                     ----------------------------------------------------------------
Balance at beginning of year         $ 5,500.0  $ 5,110.0  $      --  $   600.0  $   672.0  $      --
-----------------------------------
New contracts                               --      390.0       50.0       15.0    1,080.0      672.0
-----------------------------------
Terminations and maturities             (600.0)        --      (50.0)    (615.0)        --         --
-----------------------------------  ---------  ---------  ---------  ---------  ---------  ---------
Balance at end of year               $ 4,900.0  $ 5,500.0  $      --  $      --  $ 1,752.0  $   672.0
-----------------------------------  ---------  ---------  ---------  ---------  ---------  ---------
                                     ---------  ---------  ---------  ---------  ---------  ---------

                                                              FINANCIAL FUTURES     INTEREST RATE SWAPS
                                                              CONTRACTS
                                                              ------------------------------------------
                                                              1997       1996       1997       1996
                                                              ------------------------------------------
Balance at beginning of year                                  $   147.7  $      --  $      --  $     5.0
------------------------------------------------------------
New contracts                                                      88.3    7,918.8       10.0         --
------------------------------------------------------------
Terminations and maturities                                      (236.0)  (7,771.1)        --       (5.0)
------------------------------------------------------------  ---------  ---------  ---------  ---------
Balance at end of year                                        $      --  $   147.7  $    10.0  $      --
------------------------------------------------------------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)


                                        FOREIGN CURRENCY DERIVATIVES
                                        ----------------------------------------------------------------

                                        FOREIGN EXCHANGE      FOREIGN CURRENCY      FOREIGN CURRENCY
                                        FORWARD CONTRACTS     OPTIONS               SWAPS
                                        1997       1996       1997       1996       1997       1996
                                        ----------------------------------------------------------------
                                        (IN MILLIONS)
                                        ----------------------------------------------------------------
Balance at beginning of year            $   251.5  $    15.7  $    43.9  $    99.2  $    15.0  $    15.0
--------------------------------------
New contracts                               833.1      406.9         --    1,168.8         --         --
--------------------------------------
Terminations and maturities                (921.6)    (171.1)     (43.9)  (1,224.1)        --         --
--------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------
Balance at end of year                  $   163.1  $   251.5  $      --  $    43.9  $    15.0  $    15.0
--------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------
                                        ---------  ---------  ---------  ---------  ---------  ---------

    INTEREST RATE CAPS
    The interest rate cap agreements, which expire in 1998 through 2003, entitle the Company to receive quarterly payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such payments, if any, is determined by the excess of a market interest rate over a specified cap rate multiplied by the notional amount divided by four. The purpose of the Company's interest rate cap agreement program is to protect its annuity line of business from the effect of rising interest rates. The premium paid for the interest rate caps is included in other assets ($13,900,000 as of December 31, 1997) and is being amortized over the terms of the agreements. This amortization is included in net investment income.

    SWAPTIONS
    Swaptions, which expire in 2002 and 2003, entitle the Company to receive settlement payments from the counterparties on specified expiration dates, contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate multiplied by the notional amount. The purpose of the Company's swaption program is to protect its annuity line of business from the effect of fluctuating interest rates. The premium paid for the swaptions is included in other assets ($6,900,000 as of December 31, 1997) and is being amortized over the terms of the agreements. This amortization is included in net investment income.

    SPREAD LOCKS
    Spread-lock agreements provide for a lump sum payment to or by the Company, depending on whether the spread between the swap rate and a specified Government note is larger or smaller than a contractually specified spread. Cash payments are based on the product of the notional amount, the spread between the swap rate and the yield of an equivalent maturity Government security and the price sensitivity of the swap at that time. The purpose of the Company's spread-lock program is to protect a portion of its fixed maturity securities against widening of spreads.

    FINANCIAL FUTURES
    The Company uses exchange-traded financial futures contracts to hedge against interest rate risks and to manage duration of a portion of its fixed maturity securities. Financial futures contracts obligate the Company to buy or sell a financial instrument at a specified future date for a specified price. They may be settled in cash or through delivery of the financial instrument. Cash settlements on the change in market values of financial futures contracts are made daily.

    INTEREST RATE SWAPS
    The Company uses interest rate swap agreements to hedge its exposure to floating rate bond coupon payments, replicating a fixed rate bond. An interest rate swap is a contractual agreement to exchange payments at one or more times based on the actual or expected price, level, performance or value of one or more underlying interest rates. The Company is required to pay the counterparty to the

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) agreements the stream of variable coupon payments generated from the bonds, and in turn, receives a fixed payment from the counterparty at a predetermined interest rate. The net receipts/payments from interest rate swaps are recorded in net investment income.

    FOREIGN CURRENCY DERIVATIVES
    The Company uses a combination of foreign exchange forward contracts, foreign currency options and foreign currency swaps, all of which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. The foreign currency forward contracts obligate the Company to deliver a specified amount of currency at a future date at a specified exchange rate. Foreign currency options give the Company the right, but not the obligation, to buy or sell a foreign currency at a specific exchange rate during a specified time period. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries pursuant to an agreement to re-exchange the two currencies at the same rate of exchange at a specified future date.

    ADDITIONAL DERIVATIVE INFORMATION
    Expenses for the agreements and contracts described above amounted to $7,000,000, $6,900,000 and $5,600,000 in 1997, 1996 and 1995, respectively.
    Deferred losses of $2,600,000 as of December 31, 1997, were the result of:
    1) terminated and expired spread-lock agreements and; 2) financial futures contracts. These losses are included with the related fixed maturity securities to which the hedge applied and are being amortized over the life of such securities.

    The Company is exposed to credit loss in the event of nonperformance by counterparties on interest rate cap agreements, swaptions, spread-lock agreements, interest rate swaps, foreign exchange forward contracts, foreign currency options and foreign currency swaps. However, the Company does not anticipate nonperformance by any of the counterparties. The credit risk associated with such agreements is minimized by purchasing such agreements from financial institutions with long-standing, superior performance records. The amount of such exposure is essentially the net replacement cost or market value for such agreements with each counterparty if the net market value is in the Company's favor. At December 31, 1997, the exposure was $11,700,000.

11. FAIR VALUE OF FINANCIAL INSTRUMENTS
    The following discussion outlines the methodologies and assumptions used to determine the estimated fair values of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

    BONDS AND UNAFFILIATED COMMON STOCK
    Fair values of bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values of unaffiliated common stocks are based on quoted market prices.

    MORTGAGE LOANS ON REAL ESTATE
    The estimated fair values of mortgage loans on real estate are established using a discounted cash flow method based on credit rating, maturity and future income. The rating for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price; or 3) the fair value of the collateral if the loan is collateral dependent.

    POLICY LOANS
    The estimated fair values of investments in policy loans are calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations are based on historical experience.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)
    OTHER INVESTMENTS AND CASH AND SHORT-TERM INVESTMENTS
    The carrying values for assets classified as other investments and cash and short-term investments in the accompanying statutory-basis balance sheets approximate their fair value.

    INVESTMENT-TYPE INSURANCE CONTRACTS
    The balance sheet captions, "Future Policy Benefits and Claims" and "Other Policyholder Funds," include investment type insurance contracts (i.e., deposit contracts and guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

    The remainder of the balance sheet captions "Future Policy Benefits and Claims" and "Other Policyholder Funds," that do not fit the definition of "investment-type insurance contracts" are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by the Company. It is the Company's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's capital and surplus determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. The Company and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

    SHORT-TERM DEBT
    Fair values of short-term debt approximates carrying values.

    GUARANTEES
    The Company's guarantees include guarantees related to real estate partnerships and mortgage loan pass-through certificates. Based on historical performance where repurchases have been negligible and the current status, which indicates none of the loans are delinquent, the fair value liability for the guarantees related to the mortgage loan pass-through certificates is insignificant.

    DERIVATIVES
    The Company's derivatives include interest rate cap agreements, swaptions, spread-lock agreements, foreign currency exchange contracts, financial futures contracts, interest rate swaps, foreign currency options and foreign currency swaps. Fair values for these contracts are based on current settlement values. These values are based on: 1) quoted market prices for the foreign currency exchange contracts and financial future contracts and;
    2) brokerage quotes that utilize pricing models or formulas using current assumptions for all other swaps and agreements.

    INVESTMENT COMMITMENTS
    Fair values for commitments to make investment in fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates would take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)
    The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                 DECEMBER 31
                                                 ----------------------------------------------
                                                 1997                    1996
                                                 ----------------------------------------------
                                                 CARRYING                CARRYING
ASSETS (LIABILITIES)                             VALUE       FAIR VALUE  VALUE       FAIR VALUE
-----------------------------------------------------------------------------------------------
                                                 (IN MILLIONS)
                                                 ----------------------------------------------
Bonds                                            $ 18,560.7  $ 19,798.6  $ 19,389.6  $ 20,194.4
-----------------------------------------------
Preferred stock                                       257.3       268.7       239.7       248.5
-----------------------------------------------
Unaffiliated common stock                             436.0       436.0       358.3       358.3
-----------------------------------------------
Mortgage loans on real estate                       3,012.7     3,179.2     2,976.7     3,070.9
-----------------------------------------------
Policy loans                                          660.5       648.3       626.5       612.7
-----------------------------------------------
Other investments                                     335.5       335.5       282.7       282.7
-----------------------------------------------
Cash and short-term investments                     2,133.0     2,133.0       759.2       759.2
-----------------------------------------------
Investment-type insurance contracts:
  Deposit contracts and certain guaranteed
    interest contracts                            (17,324.2)  (16,887.6)  (17,871.6)  (17,333.0)
   --------------------------------------------
  Remaining guaranteed interest and similar
    contracts                                      (1,267.0)   (1,294.6)   (1,799.7)   (1,835.4)
   --------------------------------------------
Short-term debt                                      (120.0)     (120.0)     (100.0)     (100.0)
-----------------------------------------------
Derivatives                                            26.2         9.3        26.5        13.8
-----------------------------------------------
Investment commitments                                   --         (.5)         --         (.6)
-----------------------------------------------

12. ACQUISITIONS AND SALES OF SUBSIDIARIES
    In October 1996, the Company and LLANY purchased a block of group tax-qualified annuity business from UNUM Corporation's affiliate. The transaction was completed in the form of a reinsurance transaction, which resulted in a ceding commission of $71,800,000. The ceding commission has been recorded as admissible goodwill of $62,300,000, which is to be amortized on a straight-line basis over 10 years. LLANY was required by the New York Department of Insurance to expense its portion of the ceding commission in 1996. Policy liabilities and related accruals of the Company and its wholly owned subsidiary increased by $3,200,000,000 as a result of this transaction.

    In 1997, LNC contributed 25,000,000 shares of common stock of American States Financial Corporation ("American States") to the Company. American States is a property casualty insurance holding company of which LNC owned 83.3%. The contributed common stock was accounted for as a capital contribution equal to the fair value of the common stock received by the Company. Subsequently, the American States common stock owned by the Company, along with all other American States common stock owned by LNC and its affiliates, was sold. The Company received proceeds from the sale in the amount of $1,175,000,000. The Company recognized no gain or loss on the sale of its portion of the common stock due to the receipt of such stock at fair value.

    On January 2, 1998, the Company issued a surplus note to LNC in return for $500,000,000 in cash. The note calls for the Company to pay, on or before March 31, 2028, the principal amount of the note and interest quarterly at a 6.56% annual rate. LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

12. ACQUISITIONS AND SALES OF SUBSIDIARIES (CONTINUED) anniversary date of the note, but not before January 2, 2003. Any payment of interest or repayment of principal may be paid only out of excess surplus (as defined in the note) and is subject to the approval of the Commissioner of the Indiana Department of Insurance.

    Proceeds from the sale of the Company's American States common stock, as well as proceeds from the surplus note, were used to finance an indemnity reinsurance transaction whereby the Company reinsured 100% of a block of individual life insurance and annuity business from CIGNA Corporation. The Company paid $1,264,400,000 to CIGNA on January 2, 1998 under the terms of the reinsurance agreement, which will result in a decrease to surplus in 1998 of approximately $1,000,000,000. Operating results generated by this block of business after the closing date will be included in the Company financial statements from the closing date. At the time of closing, this block of business had statutory liabilities of $4,658,200,000 that became the Company's obligation. The company also received assets, measured on a historical statutory basis, equal to the liabilities. During 1997, this block produced premiums, fees and deposits of $1,051,000,000 and earnings of $87,200,000 on a statutory basis. The Company also expects to pay $30,000,000 to cover expenses associated with the reinsurance agreement and to record a charge of approximately $12,000,000 during 1998 to cover certain costs of integrating the existing operations with the new block of business.

13. TRANSACTIONS WITH AFFILIATES
    A wholly owned subsidiary of LNC, Lincoln Financial Group, Inc. ("LFGI"), has a nearly exclusive general agents contract with the Company under which it sells the Company's products and provides the service that otherwise would be provided by a home office marketing department and regional offices. For providing these selling and marketing services, the Company paid LFGI override commissions and operating expense allowances of $61,600,000, $56,300,000 and $43,300,000 in 1997, 1996 and 1995,
    respectively. LFGI incurred expenses of $5,500,000, $15,700,000 and $10,400,000 in 1997, 1996 and 1995, respectively, in excess of the override commissions and operating expense allowances received from the Company, which the Company is not required to reimburse. Effective in January 1998, the Company and LFGI agreed to increase the override commission expense and eliminate the operating expense allowance.

    Cash and short-term investments at December 31, 1997 and 1996 include the Company's participation in a short-term investment pool with LNC of $325,600,000 and $175,100,000, respectively. Related investment income amounted to $15,500,000, $15,300,000 and $21,100,000 in 1997, 1996 and 1995,
    respectively. Other liabilities at December 31, 1997 and 1996 include $120,000,000 and $100,000,000, respectively, of notes payable to LNC.

    The Company provides services to and receives services from affiliated companies which resulted in a net payment of $48,500,000, $34,100,000 and $24,900,000 in 1997, 1996 and 1995, respectively.

    The Company cedes and accepts reinsurance from affiliated companies. Premiums in the accompanying statements of income include premiums on insurance business accepted under reinsurance contracts and exclude premiums ceded to other affiliated companies, as follows:

                        YEAR ENDED DECEMBER 31
                        1997       1996       1995
                        -------------------------------
                        (IN MILLIONS)
                        -------------------------------
Insurance assumed       $    11.9  $    17.9  $    17.6
----------------------
Insurance ceded             100.3      302.8      214.4
----------------------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

13. TRANSACTIONS WITH AFFILIATES (CONTINUED)
    The balance sheets include reinsurance balances with affiliated companies as follows:

                          DECEMBER 31
                          1997       1996
                          --------------------
                          (IN MILLIONS)
                          --------------------
Future policy benefits
and claims assumed        $   245.5  $   312.7
------------------------
Future policy benefits
and claims ceded              997.2      891.8
------------------------
Amounts recoverable on
paid and unpaid losses         30.4       31.2
------------------------
Reinsurance payable on
paid losses                     5.3        2.7
------------------------
Funds held under
reinsurance treaties --
net liability               1,115.4    1,062.4
------------------------

    Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take a reserve credit for such reinsurance, the Company holds assets from the reinsurer, including funds held under reinsurance treaties, and is the beneficiary on letters of credit aggregating $280,900,000 and $314,200,000 at December 31, 1997 and 1996,
    respectively. The letters of credit are issued by banks and represent guarantees of performance under the reinsurance agreement. At December 31, 1997 and 1996, LNC had guaranteed $229,100,000 and $239,200,000, respectively, of these letters of credit. At December 31, 1997, the Company has a receivable (included in the foregoing amounts) from affiliated insurance companies in the amount of $130,700,000 for statutory surplus relief received under financial reinsurance ceded agreements.

14. SEPARATE ACCOUNTS
    Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, principally for annuity contracts, and for which the contractholder, rather than the Company, bears the investment risk. Separate account contractholders have no claim against the assets of the general account of the Company. Separate account assets are reported at fair value and consist primarily of long-term bonds, common stocks, short-term investments and mutual funds. The detailed operations of the separate accounts are not included in the accompanying financial statements. Fees charged on separate account policyholder deposits are included in other income.

    Separate account premiums, deposits and other considerations amounted to $4,821,800,000, $4,148,700,000 and $3,068,200,000 in 1997, 1996 and 1995,
    respectively. Reserves for separate accounts with assets at fair value were $30,560,700,000 and $23,047,800,000 at December 31, 1997 and 1996,
    respectively. All reserves are subject to discretionary withdrawal at market value. Substantially all of the Company's separate accounts are nonguaranteed.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

14. SEPARATE ACCOUNTS (CONTINUED)

    A reconciliation of transfers to (from) separate accounts are as follows:

                                                              YEAR ENDED DECEMBER 31
                                                              1997           1996
                                                              ------------------------
                                                              (IN MILLIONS)
                                                              ------------------------
Transfers as reported in the Summary of Operations of
various Separate Accounts:
  Transfers to separate accounts                              $ 4,824.0      $ 4,149.6
------------------------------------------------------------
  Transfers from separate accounts                             (2,943.8)      (2,058.5)
------------------------------------------------------------  ---------      ---------
Net transfer to separate accounts as reported in the
Company's NAIC Annual Statement -- Summary of Operations      $ 1,880.2      $ 2,091.1
------------------------------------------------------------  ---------      ---------
                                                              ---------      ---------

15. RECONCILIATION OF ANNUAL STATEMENT TO AUDITED FINANCIAL STATEMENTS In 1997, certain errors were identified by the Illinois
    Insurance Department in the calculation of the AVR as of December 31, 1996 and 1995. The effects of the AVR errors also resulted in the need for revisions in the calculation of certain investment limitation thresholds, the results of which indicated that additional assets should have been nonadmitted as of December 31, 1996. As discussed by the Company with the Indiana and Illinois Insurance Departments, corrections were made to affected pages of the Company's
    NAIC Annual Statement which were refiled with various state insurance departments. However, due to immateriality of the corrections in relation to the financial statements taken as a whole, the audited 1996 and 1995 statutory-basis financial statements were not corrected and re-issued.

    The Company's 1997 NAIC Annual Statement, as filed with various state insurance departments, also includes the corrected balances for 1996 and 1995. The following is a reconciliation of total admitted assets, total liabilities and capital and surplus as of December 31, 1996 as presented in the 1997 NAIC Annual Statement (as corrected) to the accompanying audited financial statements.

                                          TOTAL                    CAPITAL
                                          ADMITTED   TOTAL         AND
                                          ASSETS     LIABILITIES   SURPLUS
                                          ---------------------------------
Balance as of December 31, 1996 as
reported in the accompanying audited
financial statements                      $50,016.6   $ 48,054.0   $ 1962.6
----------------------------------------
Effect of AVR errors                             --         37.6      (37.6)
----------------------------------------
Effect of change in investment
limitations                                   (57.0)          --      (57.0)
----------------------------------------  ---------  -----------   --------
Balance as of December 31, 1996 as
reported in the 1997 NAIC Annual
Statement                                 $49,959.6   $ 48,091.6   $1,868.0
----------------------------------------  ---------  -----------   --------
                                          ---------  -----------   --------

16. IMPACT OF YEAR 2000 (UNAUDITED)
    The Year 2000 Issue is pervasive and complex and affects virtually every aspect of the Company's business. The Company's computer systems and interfaces with the computer systems of vendors, suppliers, customers and business partners are particularly vulnerable. The inability to properly recognize date sensitive electronic information and transfer data between systems could cause errors or even a complete systems failure which would result in a temporary inability to process transactions correctly and engage in normal business

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

16. IMPACT OF YEAR 2000 (UNAUDITED) (CONTINUED) activities. The Company is redirecting a large portion of its internal information technology efforts and contracting with outside consultants to update its systems to accommodate the year 2000. Also, the Company has initiated formal communications with critical parties that interface with the Company's systems to gain an understanding of their progress in addressing Year 2000 Issues. While the Company is making every effort to address its own systems and the systems with which it interfaces, it is not possible to provide assurance that operational problems will not occur. The Company presently believes that with the modification of existing computer systems, updates by vendors and conversion to new software and hardware, the Year 2000 Issue will not pose significant operational problems for its computer systems. In addition, the Company is developing contingency plans in the event that, despite its best efforts, there are unresolved year 2000 problems. If the remediation efforts noted above are not completed timely or properly, the Year 2000 Issue could have a material adverse impact on the operation of the Company's business.

    During 1997 and 1996, the Company incurred expenditures of approximately $5,500,000 ($3,600,000 after-tax) to address this issue. The Company's financial plans for 1998 through 2000 include expected expenditures of an additional $20,000,000 ($13,000,000 after-tax) on this issue. The cost of addressing Year 2000 Issues and the timeliness of completion will be closely monitored by management and are based on managements's current best estimates which were derived utilizing numerous assumptions of future events, including the continued availability of certain resources, third party modification plans and other factors. Nevertheless, there can be no guarantee that these estimated costs will be achieved and actual results could differ significantly from those anticipated. Specific factors that might cause such differences include, but are not limited to, the availability and cost of personnel trained in this area, the ability to locate and correct all relevant computer problems and other uncertainties.

REPORT OF INDEPENDENT AUDITORS

Board of Directors
The Lincoln National Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Lincoln National Life Insurance Company (a wholly owned subsidiary of Lincoln National Corporation) as of December 31, 1997 and 1996, and the related statutory-basis statements of income, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of The Lincoln National Life Insurance Company at December 31, 1997 and 1996, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1997.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Lincoln National Life Insurance Company at December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1997, in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance.

February 5, 1998

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED
STATUTORY-BASIS FINANCIAL DATA

DECEMBER 31, 1997 (IN MILLIONS)

Investment income earned:
           Government bonds                                                                           $    52.8
           -----------------------------------------------------------------------------------------
           Other bonds (unaffiliated)                                                                   1,471.6
           -----------------------------------------------------------------------------------------
           Preferred stocks (unaffiliated)                                                                 23.5
           -----------------------------------------------------------------------------------------
           Common stocks (unaffiliated)                                                                     8.3
           -----------------------------------------------------------------------------------------
           Common stocks of affiliates                                                                     15.0
           -----------------------------------------------------------------------------------------
           Mortgage loans                                                                                 257.2
           -----------------------------------------------------------------------------------------
           Real estate                                                                                     92.2
           -----------------------------------------------------------------------------------------
           Premium notes, policy loans and liens                                                           37.5
           -----------------------------------------------------------------------------------------
           Cash on hand and on deposit                                                                      1.0
           -----------------------------------------------------------------------------------------
           Short-term investments                                                                          69.3
           -----------------------------------------------------------------------------------------
           Other invested assets                                                                           21.9
           -----------------------------------------------------------------------------------------
           Derivative instruments                                                                         (10.0)
           -----------------------------------------------------------------------------------------
           Aggregate write-ins for investment income                                                       16.3
           -----------------------------------------------------------------------------------------  ---------
Gross investment income                                                                               $ 2,056.6
----------------------------------------------------------------------------------------------------  ---------
                                                                                                      ---------

Real estate owned (cost, less encumbrances)                                                           $   585.2
----------------------------------------------------------------------------------------------------  ---------
                                                                                                      ---------

Mortgage loans (unpaid balance):
           Farm mortgages                                                                             $     0.1
           -----------------------------------------------------------------------------------------
           Residential mortgages                                                                            3.1
           -----------------------------------------------------------------------------------------
           Commercial mortgages                                                                         3,009.5
           -----------------------------------------------------------------------------------------  ---------
Total mortgage loans                                                                                  $ 3,012.7
----------------------------------------------------------------------------------------------------  ---------
                                                                                                      ---------

Mortgage loans by standing (unpaid balance):
           Good standing                                                                              $ 2,974.1
           -----------------------------------------------------------------------------------------  ---------
                                                                                                      ---------
           Good standing with restructured terms                                                      $    38.5
           -----------------------------------------------------------------------------------------  ---------
                                                                                                      ---------
           Interest overdue more than three months, not in foreclosure                                $      --
           -----------------------------------------------------------------------------------------  ---------
                                                                                                      ---------
           Foreclosure in process                                                                     $     0.1
           -----------------------------------------------------------------------------------------  ---------
                                                                                                      ---------
Other long-term assets (statement value)                                                              $   281.5
----------------------------------------------------------------------------------------------------  ---------
                                                                                                      ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED
STATUTORY-BASIS FINANCIAL DATA (CONTINUED)

DECEMBER 31, 1997 (IN MILLIONS)

Bonds and stocks of parent, subsidiaries and affiliates (cost):
    Common stocks of subsidiaries                                                                $   466.2
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Bonds and short-term investments by class and maturity:
  Bonds by maturity (statement value):
    Due within one year or less                                                                  $ 3,140.1
     ------------------------------------------------------------------------------------------
    Over 1 year through 5 years                                                                    5,182.8
     ------------------------------------------------------------------------------------------
    Over 5 years through 10 years                                                                  5,772.8
     ------------------------------------------------------------------------------------------
    Over 10 years through 20 years                                                                 3,275.3
     ------------------------------------------------------------------------------------------
    Over 20 years                                                                                  3,270.6
     ------------------------------------------------------------------------------------------  ---------
  Total by maturity                                                                              $20,641.6
   --------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
  Bonds by class (statement value):
    Class 1                                                                                      $13,879.0
     ------------------------------------------------------------------------------------------
    Class 2                                                                                        5,215.6
     ------------------------------------------------------------------------------------------
    Class 3                                                                                          848.0
     ------------------------------------------------------------------------------------------
    Class 4                                                                                          668.8
     ------------------------------------------------------------------------------------------
    Class 5                                                                                           23.6
     ------------------------------------------------------------------------------------------
    Class 6                                                                                            6.6
     ------------------------------------------------------------------------------------------  ---------
  Total by class                                                                                 $20,641.6
   --------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------

Total bonds publicly traded                                                                      $16,457.1
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Total bonds privately placed                                                                     $ 4,184.5
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Preferred stocks (statement value)                                                               $   257.3
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------

Unaffiliated common stocks (market value)                                                        $   436.0
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Short-term investments (cost or amortized cost)                                                  $ 2,080.9
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Financial options and caps owned (statement value)                                               $    20.8
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------

Financial options and caps written (statement value)                                             $      --
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Swap and forward agreements open (statement value)                                               $     5.4
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Futures contracts open (current value)                                                           $      --
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Cash on deposit                                                                                  $    52.1
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------

Life insurance in-force:
    Ordinary                                                                                     $   108.6
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
    Group life                                                                                   $    31.2
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED
STATUTORY-BASIS FINANCIAL DATA (CONTINUED)

DECEMBER 31, 1997 (IN MILLIONS)

Amount of accidental death insurance in-force under ordinary policies                            $     5.3
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Life insurance policies with disability provisions in-force:
    Ordinary                                                                                     $     5.5
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
    Group life                                                                                   $      --
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Supplementary contracts in-force:
    Ordinary -- not involving life contingencies:
      Amount on deposit                                                                          $      --
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
      Income payable                                                                             $     0.8
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
    Ordinary -- involving life contingencies:
      Income payable                                                                             $     3.0
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
    Group -- not involving life contingencies:
      Income payable                                                                             $     1.1
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
    Group -- involving life contingencies:
      Income payable                                                                             $      --
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Annuities:
    Ordinary:
      Immediate -- amount of income payable                                                      $    71.8
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
      Deferred -- fully paid account balance                                                     $     0.7
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
      Deferred -- not fully paid account balance                                                 $   264.0
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
    Group:
      Amount of income payable                                                                   $     0.3
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
      Fully paid account balance                                                                 $     0.1
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
      Not fully paid account balance                                                             $    72.3
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Accident and health insurance -- premiums in-force:
    Ordinary                                                                                     $   166.0
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
    Group                                                                                        $    77.7
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Deposit funds and dividend accumulations:
    Deposit funds account balance                                                                $16,507.3
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
    Dividend accumulations -- account balance                                                    $   114.4
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTE TO SUPPLEMENTAL SCHEDULE OF SELECTED
STATUTORY-BASIS FINANCIAL DATA

NOTE -- BASIS OF PRESENTATION

The accompanying schedule presents selected statutory-basis financial data as of December 31, 1997 and for the year then ended for purposes of complying with paragraph 9 of the Annual Audited Financial Reports in the General Section of the National Association of Insurance Commissioners' Annual Statement Instructions and agrees to or is included in the amounts reported in The Lincoln National Life Insurance Company's 1997 Statutory Annual Statement as filed with the Indiana Department of Insurance.

REPORT OF INDEPENDENT AUDITORS ON
OTHER FINANCIAL INFORMATION

Board of Directors
The Lincoln National Life Insurance Company

Our audits were conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The accompanying supplemental schedule of selected statutory basis financial data is presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and is not a required part of the statutory-basis financial statements. Such information has been subjected to the auditing procedures applied in our audit of the statutory-basis financial statements and, in our opinion, is fairly stated in all material respects in relation to the statutory-basis financial statements taken as a whole.

February 5, 1998

                           PART C--OTHER INFORMATION

Item 24.
--------


(a)  LIST OF FINANCIAL STATEMENTS

     (1) Part A The Table of Condensed Financial Information is included in Part A of this Registration Statement.

     (2)  Part B
          The following financial statements of Account C are included in the
          SAI:


          Statement of Assets and Liability -- December 31, 1997 Statement of Operations -- Year ended December 31, 1997 Statements of Changes in Net Assets -- Years ended
                 December 31, 1997 and 1996
          Notes to Financial Statements -- December 31, 1997 Report of Ernst & Young LLP, Independent Auditors


     (3)  Part B

          The following statutory-basis financial statements and schedules of Lincoln National Life Insurance Co. are included in the SAI:






          Balance Sheets -- Statutory Basis -- Years ended
                 December 31, 1997 and 1996
          Statements of Income -- Statutory Basis -- Years ended
                 December 31, 1997, 1996 and 1995
          Statements of Capital and Surplus -- Statutory Basis --
                 Years ended December 31, 1997, 1996 and 1995
          Notes to Statutory-basis Financial Statements -- December 31, 1997
          Supplemental Schedule of Selected Statutory Basis
                 Financial Data -- December 31, 1997
          Report of Ernst & Young LLP, Independent Auditors


24 (b)   LIST OF EXHIBITS


         (1)   Resolution establishing separate accounts

         (2)   N/A

         (3)   N/A

         (4)   Variable Annuity Contract
               (a)  Multi Fund - Single premium contract
               (b)  Multi Fund 1 - Periodic
               (c)  Multi Fund 2 - Flexible
               (d)  Multi Fund 3 - Flexible
               (e) Multi Fund 4 - Flexible (filed with Post-Effective Amendment No. 14 to this Registration Statement.)
               (f)  Contract Rider - Multi Fund 2 & Multi Fund 3
                    (filed with Post-Effective Amendment No. 13 to this Registration Statement.)
               (g) Contract Rider - Multi Fund 4 (filed with Post-Effective Amendment No. 13 to this Registration Statement.)



         (5)   (a) Deferred Annuity Application (filed with Post-Effective
                   Amendment No. 14 to this Registration Statement.)
               (b) 403(b) Annuity Application (filed with Post-Effective
                   Amendment No. 14 to this Registration Statement.)


         (6) (a) Articles of Incorporation of The Lincoln National Life Insurance Company are incorporated herein by reference to the Registration Statement of Lincoln National Life Insurance Company on Form N-4 (33-27783) filed on December 5, 1996.
               (b) By-Laws of The Lincoln National Life Insurance Company are
                   incorporated herein by reference to the Registration Statement of Lincoln National Life Insurance Company on Form N-4 (33-27783) filed on December 5, 1996.

         (7)   N/A

         (8) (a) Services Agreement between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and Lincoln National Life Insurance Company (incorporated by reference to the Registration Statement of Lincoln National Life Insurance Company on Form S-6 (333-40745) filed on November 21, 1997.

               (b) Participation Agreement among Delaware Group Premimum
                   Fund, Inc and Lincoln National Life and Delaware Distributors, LP

         (9) Opinion and Consent of Jeremy Sachs, Senior Counsel (Filed with post-effective amendment No. 14 to this registration statement.)


        (10)   Consent of Ernst & Young LLP, Independent Auditors


        (11)   N/A

        (12)   N/A

        (13) Schedule of Computation. (Filed with post-effective amendment No. 13 to this registration statement.)

        (14)   N/A

        (15)   (a)  Organizational Chart of Lincoln National Life Insurance
                    Holding Company System
               (b)  Memorandum Concerning Books and Records

Item 25.
--------

                      DIRECTORS AND OFFICERS OF THE DEPOSITOR




Name                          Positions and Offices with LNL
----                          ------------------------------
Gabriel L. Shaheen*           President, Chief Executive Officer and Director
Jon A. Boscia**               Director
Carolyn P. Brody*             Vice President
Thomas L. Clagg*              Vice President and Associate General Counsel
Kelly D. Clevenger*           Vice President
Jeffrey K. Dellinger*         Vice President
John H. Gotta****             Senior Vice President
Jack D. Hunter*               Executive Vice President and General Counsel
Donald E. Keller*             Vice President
Stephen H. Lewis*             Senior Vice President
H. Thomas McMeekin**          Director
Reed P. Miller*               Vice President
Ian M. Rolland**              Director
Lawrence T. Rowland***        Executive Vice President and Director
Keith J. Ryan*                Senior Vice President, Chief Financial Officer and
                              Assistant Treasurer
Richard C. Vaughan**          Director
Roy V. Washington*            Vice President and Chief Compliance Officer
Janet C. Whitney**            Vice President and Treasurer
C. Suzanne Womack**           Secretary and Assistant Vice President




*Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802.
**Principal business address is 200 East Berry Street, Fort Wayne, Indiana 46802-2706.
***Principal business address is 1700 Magnavox Way, One Reinsurance Place, Fort Wayne, Indiana 46804.
****Principal business address is 900 Cottage Grove Road, Bloomfield, CT 06152-2321.


Item 26.
--------

                        PERSONS CONTROLLED BY OR UNDER COMMON
                       CONTROL WITH THE DEPOSITOR OR REGISTRANT

     See Exhibit 15(a): The Organizational Chart of The Lincoln National Insurance Holding Company System is hereby incorporated herein by this reference.

Item 27.
--------

                           NUMBER OF CONTRACT OWNERS



     As of February 28, 1998, there were 495,273 Contract Owners under Account
C.


Item 28.
--------

                         INDEMNIFICATION--UNDERTAKING

     (a) Brief description of indemnification provisions.

         In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (LNL) provides that LNL will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNL, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, LNL. Certain additional conditions apply to indemnification in criminal proceedings.

         In particular, separate conditions govern indemnification of directors, officers, and employees of LNL in connection with suits by, or in the rights of, LNL.

         Please refer to Article VII of the By-Laws of LNL (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.
--------

                             PRINCIPAL UNDERWRITER

     (a) Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Flexible Premium Variable Life Account D; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life
         Account G; Lincoln National Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account K; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln National Variable Annuity Accounts 50 and 51

     (b) See Item 25.


     (c) Commissions and Other Compensation Received by Lincoln National Life Insurance Company from Account C during the fiscal year which ended December 31, 1997:

       (1)                 (2)              (3)          (4)           (5)
                     Net Underwriting
Name of Principal     Discounts and    Compensation   Brokerage
   Underwriter         Commissions     on Redemption  Commissions  Compensation
-----------------    ----------------  -------------  -----------  ------------

The Lincoln National
Life Insurance                                   a                            b
Company                   None         $9,930,703        None      $80,449,450



Notes:

     (a) These figures represent compensation received by Lincoln National Life Insurance Company for surrender, withdrawal and contract charges. See Charges and other deductions, in the Prospectus.

     (b) These figures represent compensation received by Lincoln National Life Insurance Company for mortality and expense guarantees. See Charges and other deductions, in the Prospectus.

Item 30.
--------

                       LOCATION OF ACCOUNTS AND RECORDS

     Exhibit 15(b) is hereby expressly incorporated herein by this reference.


Item 31.
--------


Item 32.  Undertakings
--------

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post cared or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) The Lincoln National Life Insurance company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

Item 33.
--------

     (Additional Item) - Undertaking Concerning the Texas Optional Retirement Program

     Refer to the initial Registration Statement.

Item 34.
--------

     (Additional Item) - Undertaking Concerning Withdrawal Restrictions on IRC
Section 403(b) Plan Participants

     Refer to the initial Registration Statement.

                                  SIGNATURES

     (a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf, by the undersigned thereunto duly authorized in the City of Fort Wayne, and State of Indiana on this 22nd day of April, 1998.

                                    LINCOLN NATIONAL VARIABLE ANNUITY
                                    ACCOUNT C, (Registrant)

                                    By /s/ Stephen H. Lewis
                                       ------------------------------------
                                       Stephen H. Lewis,
                                       (Signature-Officer of Depositor)
                                       Senior Vice President, LNL
                                       ------------------------------------
                                       (Title)


                                    By THE LINCOLN NATIONAL LIFE
                                       INSURANCE COMPANY (LNL)
                                       (Depositor)

                                    By /s/ Gabriel L. Shaheen
                                       ------------------------------------
                                       Gabriel L. Shaheen
                                       Chief Executive Officer and President
                                       ------------------------------------
                                       (Title)


     (b) As required by the Securities Act of 1993, this Registration Statement has been signed for the Depositor by the following persons in the capacities and on the dates indicated.

SIGNATURE                     TITLE                                DATE
---------                     -----                                ----


/s/ Gabriel L. Shaheen        Chief Executive                     April 22, 1998
-----------------------       Officer, President &                --------------
Gabriel L. Shaheen            Director (Principal Executive
                              Officer)


                              Executive Vice President,
-----------------------       General Counsel & Director          --------------
Jack D. Hunter


                              Executive Vice President
-----------------------       & Director                          --------------
Lawrence T. Rowland



/s/ Keith J. Ryan             Senior Vice President,              April 22, 1998
-----------------------       Assistant Treasurer and Chief       --------------
Keith J. Ryan

/s/ Ian M. Rolland            Director                            April 22, 1998
-----------------------                                           --------------
Ian M. Rolland

                              Director
-----------------------                                           --------------
H. Thomas McMeekin

/s/ Richard C. Vaughan        Director                            April 22, 1998
-----------------------                                           --------------
Richard C. Vaughan

/s/ Jon A. Boscia             Director                            April 22, 1998
-----------------------                                           --------------
Jon A. Boscia

                                 Exhibit Index

 (1) Resolution establishing separate accounts

 (4) Variable Annuity Contract
     (a)  Multi Fund - Single Premium Contract
     (b)  Multi Fund 1 - Periodic
     (c)  Multi Fund 2 - Flexible
     (d)  Multi Fund 3 - Flexible

(8)  (b)   Participation Agreement

(10) Consent of Ernst & Young LLP, Independent Auditors

(15) (a) Organizational Chart of Lincoln National Life Insurance Holding Company System
     (b)  Memorandum Concerning Books and Records.